UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Beverages	0.22%
Biotechnology	0.30
Building products	0.07
Capital markets	2.86
Chemicals	0.39
Commercial banks	1.89
Commercial services & supplies	0.26
Communications equipment	0.40
Consumer finance	1.52
Diversified financial services	3.95
Diversified telecommunication services	1.18
Electric utilities	0.53
Electronic equipment, instruments & components	0.23
Energy equipment & services	0.46
Food & staples retailing	0.24
Gas utilities	0.40
Independent power producers & energy traders	0.21
Insurance	2.43
Media	1.37
Metals & mining	1.59
Multi-utilities	0.30
Oil, gas & consumable fuels	5.15
Pharmaceuticals	0.44
Real estate investment trust (REIT)	0.66
Road & rail	0.59
Semiconductors & semiconductor equipment	0.14
Specialty retail	0.30
Tobacco	1.14
Trading companies & distributors	0.27
Wireless telecommunication services	0.98
Total corporate bonds	30.47%
Asset-backed securities	1.58
Commercial mortgage-backed securities	7.65
Mortgage & agency debt securities	39.00
Municipal bonds	2.41
US government obligations	9.58
Non-US government obligations	0.94
Total bonds	91.63%
Investment company
UBS High Yield Relationship Fund	5.73
Short-term investment	13.32
Options purchased	0.12
Investment of cash collateral from securities loaned	0.41
Total investments	111.21%
Liabilities, in excess of cash and other assets	(11.21)
Net assets	100.00%

1

Figures represent the direct investments of UBS Core Plus Bond Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment companies and derivatives exposure was included.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
Bonds—91.63%
Corporate bonds: 30.47%
Brazil: 1.25%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$150,000	$140,280
Petrobras International Finance Co.,
2.875%, due 02/06/15	150,000	152,177
5.375%, due 01/27/21	120,000	120,674
Total Brazil corporate bonds		413,131

Canada: 1.48%
Barrick Gold Corp.,
3.850%, due 04/01/22	90,000	79,596
Cenovus Energy, Inc.,
3.800%, due 09/15/23	100,000	98,872
Goldcorp, Inc.,
3.700%, due 03/15/23	80,000	72,992
Rogers Communications, Inc.,
4.100%, due 10/01/23	200,000	200,620
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	38,757
Total Canada corporate bonds		490,837

Cayman Islands: 0.87%
Transocean, Inc.,
3.800%, due 10/15/22	65,000	61,203
6.800%, due 03/15/38	85,000	90,241
Vale Overseas Ltd.,
4.375%, due 01/11/22	110,000	105,979
6.875%, due 11/21/36	30,000	30,426
Total Cayman Islands corporate bonds		287,849

Curacao: 0.44%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	72,174
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	74,441
Total Curacao corporate bonds		146,615

France: 0.31%
BNP Paribas SA,
2.700%, due 08/20/18	100,000	101,144

Mexico: 0.92%
America Movil SAB de CV,
5.000%, due 03/30/20	115,000	123,645
Petroleos Mexicanos,
4.875%, due 01/24/22	175,000	179,567
Total Mexico corporate bonds		303,212

Norway: 0.53%
Eksportfinans ASA,
3.000%, due 11/17/14	175,000	175,000

Singapore: 0.23%
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	76,000

Spain: 0.76%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	100,000	101,416
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	148,003
Total Spain corporate bonds		249,419

United Kingdom: 0.96%
Barclays Bank PLC,
5.140%, due 10/14/20	100,000	104,449
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	110,000	103,672
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	100,000	110,391
Total United Kingdom corporate bonds		318,512

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
United States: 22.72%
ADT Corp.,
3.500%, due 07/15/22	$100,000	$84,540
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	82,103
American International Group, Inc.,
3.000%, due 03/20/15	115,000	118,360
4.250%, due 09/15/14	50,000	51,637
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	95,000	106,673
6.450%, due 09/15/36	50,000	57,422
Anheuser-Busch InBev Worldwide, Inc.,
8.200%, due 01/15/39	50,000	73,555
AT&T, Inc.,
6.500%, due 09/01/37	70,000	77,336
Bank of America Corp.,
5.625%, due 07/01/20	75,000	84,031
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22	35,000	33,994
Boston Properties LP,
3.800%, due 02/01/24	110,000	105,733
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	35,000	39,787
Capital One Financial Corp.,
2.150%, due 03/23/15	65,000	66,047
Celgene Corp.,
4.000%, due 08/15/23	100,000	99,614
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	133,098
CF Industries, Inc.,
3.450%, due 06/01/23	140,000	129,751
Citigroup, Inc.,
5.375%, due 08/09/20	40,000	44,745
5.500%, due 09/13/25	100,000	102,845
5.500%, due 02/15/17	180,000	197,084
6.125%, due 05/15/18	155,000	179,280
8.500%, due 05/22/19	65,000	83,021
Comcast Corp.,
6.300%, due 11/15/17	90,000	106,039
6.950%, due 08/15/37	50,000	62,908
DirecTV Holdings LLC,
6.000%, due 08/15/40	40,000	37,947
DPL, Inc.,
7.250%, due 10/15/21	85,000	86,913
El Paso Pipeline Partners Operating Co., LLC,
5.000%, due 10/01/21	80,000	84,918
Energy Transfer Partners LP,
5.200%, due 02/01/22	105,000	110,386
9.000%, due 04/15/19	130,000	164,191
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	80,568
ERP Operating LP REIT,
4.750%, due 07/15/20	35,000	37,824
Ford Motor Credit Co., LLC,
8.125%, due 01/15/20	350,000	435,265
General Electric Capital Corp.,
2.150%, due 01/09/15	100,000	102,075
Series A, 6.750%, due 03/15/32	110,000	131,208
Glencore Funding LLC,
2.500%, due 01/15/19[1]	120,000	112,485

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
United States—(continued)
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	$80,000	$88,691
6.150%, due 04/01/18	160,000	183,000
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	155,000	173,139
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	89,400
JPMorgan Chase & Co.,
3.700%, due 01/20/15	200,000	207,139
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	145,000	142,565
6.500%, due 09/01/39	45,000	48,862
Kroger Co.,
3.850%, due 08/01/23	80,000	78,791
Lowe’s Cos., Inc.,
5.000%, due 09/15/43	100,000	100,737
Marathon Oil Corp.,
6.600%, due 10/01/37	30,000	35,573
Markel Corp.,
3.625%, due 03/30/23	40,000	38,012
Marsh & McLennan Cos., Inc.,
9.250%, due 04/15/19	65,000	84,262
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	50,000	46,560
Merrill Lynch & Co., Inc.,
Series C, 5.000%, due 01/15/15	150,000	157,482
6.110%, due 01/29/37	100,000	102,993
6.875%, due 04/25/18	60,000	70,710
Morgan Stanley,
3.750%, due 02/25/23	60,000	57,842
4.875%, due 11/01/22	45,000	45,024
7.300%, due 05/13/19	200,000	239,309
Motorola Solutions, Inc.,
3.500%, due 03/01/23	140,000	130,708
News America, Inc.,
6.200%, due 12/15/34	35,000	37,894
Owens Corning,
6.500%, due 12/01/16	21,000	23,439
Petrohawk Energy Corp.,
7.250%, due 08/15/18	185,000	200,725
PPL Energy Supply LLC,
4.600%, due 12/15/21	70,000	69,069
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	116,655
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	95,000	86,165
6.625%, due 12/01/37	85,000	101,654
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	67,946
Reynolds American, Inc.,
6.150%, due 09/15/43	100,000	104,622
7.750%, due 06/01/18	70,000	85,074
Ryder System, Inc.,
2.350%, due 02/26/19	75,000	73,284
Sempra Energy,
9.800%, due 02/15/19	75,000	100,368
Southern Copper Corp.,
3.500%, due 11/08/22	95,000	86,523
Southwestern Electric Power Co.,
3.550%, due 02/15/22	90,000	87,408
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	32,204
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	120,000	139,973

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
Time Warner, Inc.,
6.100%, due 07/15/40	$35,000	$37,552
Valero Energy Corp.,
6.625%, due 06/15/37	110,000	119,476
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	80,000	76,246
Verizon Communications, Inc.,
2.002%, due 09/14/18[2]	50,000	52,575
6.400%, due 09/15/33	100,000	111,051
Williams Cos., Inc.,
3.700%, due 01/15/23	90,000	81,282
Total United States corporate bonds		7,515,367
Total corporate bonds (cost $10,158,612)		10,077,086

Asset-backed securities: 1.58%
United States: 1.58%
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	150,427
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.082%, due 11/15/16[2]	350,000	350,821
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[3]	39,719	22,482
Total asset-backed securities (cost $525,572)		523,730

Commercial mortgage-backed securities: 7.65%
United States: 7.65%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
6.001%, due 02/10/51[2]	300,000	328,529
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.232%, due 08/15/26[1,2]	150,000	150,000
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.209%, due 12/10/49[2]	250,000	281,460
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	151,582	156,618
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	88,000	98,842
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.993%, due 08/10/45[2,4]	75,000	83,190
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45[2]	200,000	206,301
Series 2007-LD11, Class A4,
6.002%, due 06/15/49[2]	275,000	309,306
Series 2006-LDP7, Class AJ,
5.863%, due 04/15/45[2]	225,000	224,773
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	47,300

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
United States—(concluded)
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.993%, due 08/12/45[1,2]	$175,000	$191,976
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[2]	125,000	137,539
Series 2007-C32, Class A3,
5.936%, due 06/15/49[2]	175,000	194,774
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class B,
3.863%, due 03/15/48[2]	125,000	118,711
Total commercial mortgage-backed securities (cost $2,526,529)		2,529,319

Mortgage & agency debt securities: 39.00%
United Kingdom: 0.85%
Arkle Master Issuer PLC,
Series 2012-1A, Class 2A1,
1.963%, due 05/17/60[1,2]	225,000	229,191
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.668%, due 10/15/54[1,2]	52,500	52,709
Total United Kingdom mortgage & agency debt securities		281,900

United States: 38.15%
Federal Home Loan Mortgage Corp.,[5]
1.250%, due 10/02/19	400,000	382,194
Federal Home Loan Mortgage Corp. Gold Pools,[5]
#G08540, 3.000%, due 08/01/43,	25,000	24,355
#A96140, 4.000%, due 01/01/41,	110,189	115,248
#FG A96792, 4.500%, due 02/01/41,	57,481	61,202
#G08451, 4.500%, due 06/01/41,	153,639	163,780
#C63008, 6.000%, due 01/01/32,	79,417	87,684
#G06019, 6.000%, due 10/01/36,	113,410	125,158
#G01717, 6.500%, due 11/01/29,	61,457	68,116
Federal National Mortgage Association,[5]
0.375%, due 12/21/15	830,000	827,805
0.500%, due 05/20/16	400,000	398,145
0.625%, due 08/26/16[5]	200,000	199,411
Federal National Mortgage Association Pools,[5]
2.500%, TBA	350,000	351,969
3.000%, TBA	450,000	439,594
3.500%, TBA	500,000	525,859
3.500%, TBA	900,000	916,172
4.000%, TBA	525,000	550,676
4.500%, TBA	300,000	320,390
5.000%, TBA	100,000	108,156
#AK7377, 3.000%, due 03/01/27,	419,098	434,340
#AP1589, 3.000%, due 08/01/27,	112,930	117,059
#AP7537, 3.000%, due 09/01/27,	339,375	351,787

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
#AT2723, 3.000%, due 05/01/43,	$149,999	$146,666
#AP6056, 3.000%, due 07/01/43,	75,001	73,334
#AS0302, 3.000%, due 08/01/43,	175,540	171,639
#AE1879, 3.500%, due 08/01/25,	46,265	48,840
#AP3098, 3.500%, due 10/01/42,	113,018	115,208
#AQ0600, 3.500%, due 10/01/42,	120,715	123,094
#AB2331, 4.000%, due 02/01/41,	115,041	120,717
#AH4568, 4.000%, due 03/01/41,	115,147	120,818
#AE9202, 4.000%, due 09/01/41,	426,495	447,412
#AE0106, 4.500%, due 06/01/40,	1,419	1,515
#AI2472, 4.500%, due 05/01/41,	122,357	130,856
#AI6578, 4.500%, due 07/01/41,	335,770	359,118
#AJ1415, 4.500%, due 09/01/41,	190,347	203,620
#AB8144, 5.000%, due 04/01/37,	75,817	82,041
#890209, 5.000%, due 05/01/40,	223,025	242,069
#AD9114, 5.000%, due 07/01/40,	275,595	300,804
#AJ1422, 5.000%, due 09/01/41,	232,145	253,439
#688066, 5.500%, due 03/01/33,	124,588	135,977
#688314, 5.500%, due 03/01/33,	145,231	159,117
#802481, 5.500%, due 11/01/34,	243,652	267,616
#408267, 6.000%, due 03/01/28,	16,383	18,315
#323715, 6.000%, due 05/01/29,	10,914	12,092
#522564, 6.000%, due 07/01/29,	22,341	24,422
#676733, 6.000%, due 01/01/33,	101,412	112,546
#708631, 6.000%, due 06/01/33,	31,751	35,451
#AE0405, 6.000%, due 08/01/37,	123,819	136,592
#831730, 6.500%, due 09/01/36,	108,046	121,135
#253824, 7.000%, due 03/01/31,	7,133	8,255
Federal National Mortgage Association Pools REMICS,
Series 2005-29, Class KA,
4.500%, due 02/25/35	31,399	32,661
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.449%, due 02/25/35[2]	48,250	43,532

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
United States—(continued)
Government National Mortgage Association Pools,
#738970, 3.500%, due 11/15/26,	$142,068	$150,061
#G2 5256, 3.500%, due 12/20/26,	220,863	234,506
#G2 AB2784, 3.500%, due 08/20/42,	377,960	391,193
#G2 AB2302, 3.500%, due 09/20/42,	22,504	23,284
#G2 5107, 4.000%, due 07/20/26,	251,738	267,325
#G2 779424, 4.000%, due 06/20/42,	67,686	71,776
#G2 779425, 4.000%, due 06/20/42,	111,497	118,217
#AA8267, 4.000%, due 07/15/42,	111,060	117,751
#AA0785, 4.000%, due 08/15/42,	48,887	51,831
4.000%, TBA	100,000	105,469
4.500%, TBA	275,000	296,398
#G2 2687, 6.000%, due 12/20/28,	20,755	22,960
#G2 2794, 6.000%, due 08/20/29,	68,514	75,814
#G2 4245, 6.000%, due 09/20/38,	67,087	73,770
Total United States mortgage & agency debt securities		12,618,356
Total mortgage & agency debt securities (cost $12,819,794)		12,900,256

Municipal bonds: 2.41%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	56,151
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	110,000	97,228
Los Angeles Unified School District,
6.758%, due 07/01/34	110,000	134,477
Massachusetts Water Resources Authority Revenue Bonds,
5.000%, due 08/01/32	60,000	65,039
New York State Dormitory Authority, State Personal Taxable General Purpose,
5.000%, due 03/15/34	60,000	63,242
State of California, GO,
7.300%, due 10/01/39	90,000	113,447
State of Illinois, GO,
5.877%, due 03/01/19	180,000	193,826
State of Washington, GO,
5.000%, due 08/01/33	70,000	75,406
Total municipal bonds (cost $756,438)		798,816

US government obligations: 9.58%
US Treasury Bond,
2.875%, due 05/15/43	480,000	407,400
US Treasury Notes,
0.125%, due 04/30/15	800,000	798,531
0.250%, due 05/31/15	1,105,000	1,104,784
2.625%, due 01/31/18	500,000	530,586
2.875%, due 03/31/18	$305,000	$326,946
Total US government obligations (cost $3,163,350)		3,168,247

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
Non-US government obligations: 0.94%
Brazil: 0.61%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	$200,000	$200,600

Turkey: 0.33%
Republic of Turkey,
6.750%, due 04/03/18	100,000	110,400
Total Non-US government obligations (cost $312,652)		311,000
Total bonds (cost $30,262,947)		30,308,454

	Shares
Investment company: 5.73%
UBS High Yield Relationship Fund*6 (cost $1,850,000)	58,898	1,893,013

Short-term investment: 13.32%
Investment company: 13.32%
UBS Cash Management Prime Relationship Fund[6] (cost $4,406,000)	4,406,000	4,406,000

	Number of contracts
Options purchased*: 0.12%
Put Options: 0.12%
3 Month Eurodollar Time Deposit, strike @ USD 99.25, expires March 2015	49	25,419
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	13	14,706
		40,125
Total options purchased (cost $62,317)		40,125

Investment of cash collateral from securities loaned: 0.41%
UBS Private Money Market Fund LLC[6] (cost $135,155)	135,155	135,155
Total investments: 111.21% (cost $36,716,419)		36,782,747
Liabilities, in excess of cash and other assets: (11.21%)		(3,706,570)
Net assets: 100.00%		$33,076,177

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$517,867
Gross unrealized depreciation	(451,539)
Net unrealized appreciation of investments	$66,328

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	EUR	250,000	USD	338,821	12/11/13	$546
GSI	JPY	66,706,370	USD	670,637	12/11/13	(8,306)
GSI	USD	298,615	GBP	190,000	12/11/13	8,815
JPMCB	EUR	475,000	USD	625,895	12/11/13	(16,828)
JPMCB	GBP	190,000	USD	296,271	12/11/13	(11,160)
JPMCB	JPY	60,900,000	USD	612,164	12/11/13	(7,681)
Net unrealized depreciation on forward foreign currency contracts						$(34,614)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 12 contracts (USD)	December 2013	$1,684,904	$1,705,125	$20,221
US Treasury futures sell contracts:
US Long Bond, 9 contracts (USD)	December 2013	(1,175,108)	(1,200,375)	(25,267)
10 Year US Treasury Notes, 9 contracts (USD)	December 2013	(1,116,555)	(1,137,516)	(20,961)
Interest rate futures buy contracts:
3 Month EURIBOR, 10 contracts (EUR)	March 2015	3,358,547	3,363,185	4,638
Net unrealized depreciation on futures contracts				$(21,369)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[7]	Payments received by the Fund[7]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
JPMCB	USD	20,000,000	02/12/16	0.825%	3 month USD LIBOR	$—	$(2,408)	$(2,408)
MLI	CAD	20,000,000	02/08/16	3 month BA	1.785%	—	(21,192)	(21,192)
MLI	USD	965,000	08/15/39	3.219	3 month USD LIBOR	—	66,705	66,705
						$—	$43,105	$43,105

Credit default swaps on corporate issues—buy protection8

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments made by the Fund[7]	Upfront payments (made)/ received	Value	Unrealized depreciation
CITI	Allstate Corp. bond, 6.750%, due 05/15/18	USD	350,000	06/20/18	1.000%	$8,675	$(9,265)	$(590)
JPMCB	Nucor Corp. bond, 5.750%, due 12/01/17	USD	350,000	06/20/18	1.000	4,290	(5,383)	(1,093)
MSC	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	140,000	06/20/17	1.000	(5,478)	(1,500)	(6,978)
						$7,487	$(16,148)	$(8,661)

Credit default swaps on corporate issues —sell protection10

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments received by the Fund[7]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[11]
CITI	The Hartford Financial Services Group, Inc. bond, 6.000%, due 01/15/19	USD	350,000	06/20/18	1.000%	$471	$983	$1,454	0.945%
MSC	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	350,000	06/20/18	1.000	14,061	(21,791)	(7,730)	2.420
						$14,532	$(20,808)	$(6,276)

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

Total return swap agreements12

Counterparty	Notional amount		Termination date	Payments made by the Fund[7]	Payments received by the Fund[7]		Upfront payments	Value	Unrealized depreciation
JPMCB	GBP	235,000	12/20/13	3 month GBP LIBOR	—	[13]	$—	$(11,719)	$(11,719)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, USD 13 face amount covered by contracts, strike @ USD 98.75	June 2016	$7,917	$(11,294)
Put options
3 Month Eurodollar Time Deposit, USD 49 face amount covered by contracts, strike @ USD 98.25	March 2015	12,691	(8,881)
3 Year Euro-Dollar Midcurve, USD 13 face amount covered by contracts, strike @ USD 96.75	June 2016	15,230	(8,206)
Options written on credit default swaps on credit indices[12]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 20 Index and Fund pays quarterly, fixed rate of 5.000%. Underlying credit default swap terminating 12/18/13. European style. Counterparty: CITI, Notional Amount USD 1,000,000	December 2013	18,300	(8,289)
Total options written		$54,138	$(36,670)

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	61	$22,607
Options written	26	23,147
Options terminated in closing purchase transactions	(12)	(9,916)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	75	$35,838

Written swaptions for the period ended September 30, 2013 was as follows:

Premiums received
Swaptions outstanding at June 30, 2013	$—
Swaptions written	18,300
Swaptions terminated in closing purchase transactions	—
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2013	$18,300

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$10,077,086	$—	$10,077,086
Asset-backed securities	—	523,730	—	523,730
Commercial mortgage-backed securities	—	2,529,319	—	2,529,319
Mortgage & agency debt securities	—	12,900,256	—	12,900,256
Municipal bonds	—	798,816	—	798,816
US government obligations	—	3,168,247	—	3,168,247
Non-US government obligations	—	311,000	—	311,000
Investment companies	—	1,893,013	—	1,893,013
Short-term investment	—	4,406,000	—	4,406,000
Options purchased	40,125	—	—	40,125
Investment of cash collateral from securities loaned	—	135,155	—	135,155
Forward foreign currency contracts, net	—	(34,614)	—	(34,614)
Futures contracts, net	(21,369)	—	—	(21,369)
Swap agreements, net	—	(5,570)	—	(5,570)
Options written	(28,381)	(8,289)	—	(36,670)
Total	$(9,625)	$36,694,149	$—	$36,684,524

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $1,719,306 or 5.20% of net assets.

2	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
3	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
4	Security, or portion thereof, was on loan at September 30, 2013.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	loss during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$4,494,940	$4,214,047	$4,302,987	$—	$—	$4,406,000	$1,040
UBS Private Money Market Fund LLC[a]	800,921	1,015,723	1,681,489	—	—	135,155	11
UBS High Yield Relationship Fund	1,851,702	—	—	—	41,311	1,893,013	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	342,988	—	346,464	(22,006)	25,482	—	—
	$7,490,551	$5,229,770	$6,330,940	$(22,006)	$66,793	$6,434,168	$1,051

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

7	Payments made or received are based on the notional amount.
8

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
10

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

11

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

12	Illiquid investment. At September 30, 2013, the value of these investments amounted to $20,008 or 0.06% of net assets
13	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

UBS Emerging Markets Debt Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Commercial banks	4.64%
Diversified financial services	7.04
Electric utilities	1.57
Metals & mining	0.84
Oil, gas & consumable fuels	4.94
Road & rail	0.88
Total corporate bonds	19.91%
Non-US government obligations	67.09
Structured notes	3.62
Total bonds	90.62%
Short-term investment	6.46
Options purchased	0.05
Total investments	97.13%
Cash and other assets, less liabilities	2.87
Net assets	100.00%

1

Figures represent the direct investments of UBS Emerging Markets Debt Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
Bonds: 90.62%
Corporate bonds: 19.91%
Brazil: 2.51%
Banco do Brasil SA,
5.875%, due 01/26/22[1]		$200,000	$190,700
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		200,000	191,260
State of Minas Gerais,
5.333%, due 02/15/28[2]		200,000	192,000
Total Brazil corporate bonds			573,960

India: 0.73%
Power Grid Corp. of India Ltd.,
3.875%, due 01/17/23[1]		200,000	167,510

Indonesia: 1.24%
Pertamina Persero PT,
5.250%, due 05/23/21[1]		300,000	282,000

Kazakhstan: 0.88%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[2]		200,000	202,000

Malaysia: 0.85%
Malayan Banking Bhd,
3.250%, due 09/20/22[1,3]		200,000	195,040

Mexico: 1.76%
Petroleos Mexicanos,
4.875%, due 01/24/22		100,000	102,610
5.500%, due 06/27/44		100,000	90,784
6.500%, due 06/02/41		200,000	209,500
Total Mexico corporate bonds			402,894

Peru: 0.86%
Corp Financiera Desarrollo,
4.750%, due 02/08/22[1]		200,000	195,500

Russia: 7.09%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[1]		250,000	281,250
8.625%, due 02/17/17[1]	RUB	21,000,000	651,035
Sberbank of Russia,
5.717%, due 06/16/21[1]		$200,000	206,500
VEB Finance Ltd.,
6.025%, due 07/05/22[1]		200,000	205,500
6.902%, due 07/09/20[1]		250,000	274,062
Total Russia corporate bonds			1,618,347

Turkey: 2.05%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]		300,000	267,750
4.875%, due 07/19/17[2]		200,000	200,000
Total Turkey corporate bonds			467,750

Venezuela: 1.94%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		50,000	44,850
9.000%, due 11/17/21[1]		300,000	243,780
9.750%, due 05/17/35[1]		200,000	153,280
Total Venezuela corporate bonds			441,910
Total corporate bonds (cost $4,776,547)			4,546,911

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Non-US government obligations: 67.09%
Argentina: 0.92%
Republic of Argentina,
6.266%, due 12/15/35[3]	$1,400,000		$42,737
6.266%, due 12/15/35[3,4]	1,480,000		46,659
7.000%, due 10/03/15	40,000		36,752
Series 1, 8.750%, due 06/02/17	100,000		82,750
			208,898
Belarus: 1.67%
Republic of Belarus,
8.750%, due 08/03/15[1]	250,000		240,625
8.950%, due 01/26/18[1]	150,000		140,625
			381,250
Brazil: 4.50%
Federative Republic of Brazil,
6.000%, due 08/15/50	BRL	980,000	1,028,471

China: 1.04%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	500,000	77,938
2.560%, due 06/29/17[1]	1,000,000		160,405
			238,343
Colombia: 1.71%
Republic of Colombia,
6.125%, due 01/18/41	$110,000		119,900
9.850%, due 06/28/27	COP	400,000,000	271,147
			391,047
Croatia: 0.47%
Republic of Croatia,
6.750%, due 11/05/19[1]	$100,000		106,750

El Salvador: 0.44%
Republic of El Salvador,
7.650%, due 06/15/35[1]	100,000		100,000

Hungary: 2.39%
Government of Hungary,
5.375%, due 02/21/23	100,000		97,000
6.750%, due 02/24/17	HUF	60,000,000	288,768
7.625%, due 03/29/41	$150,000		160,125
			545,893
Indonesia: 6.06%
Republic of Indonesia,
5.875%, due 03/13/20[1]	360,000		378,450
6.625%, due 02/17/37[1]	200,000		202,500
7.000%, due 05/15/22	IDR	6,000,000,000	470,167
8.500%, due 10/12/35[1]	$275,000		333,438
			1,384,555
Lithuania: 0.48%
Republic of Lithuania,
5.125%, due 09/14/17[1]	100,000		109,174

Malaysia: 4.85%
Government of Malaysia,
3.434%, due 08/15/14	MYR	1,000,000	307,716
3.580%, due 09/28/18	2,200,000		672,419
4.392%, due 04/15/26	400,000		127,289
			1,107,424
Mexico: 5.30%
Mexican Udibonos,
4.000%, due 11/15/40[5]	MXN	3,479,703	289,964
Series M, 6.500%, due 06/10/21	900,000		72,077
Series M, 8.000%, due 12/17/15	8,250,000		685,286

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Non-US government obligations—(continued)
United Mexican States,
6.050%, due 01/11/40	$150,000		164,250
			1,211,577
Mongolia: 1.56%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]	200,000		187,250
Mongolia Government International Bond,
5.125%, due 12/05/22[2]	200,000		169,500
			356,750
Montenegro: 0.92%
Republic of Montenegro,
7.250%, due 04/08/16[1]	EUR	150,000	210,030

Nigeria: 2.25%
Nigeria Government Bond,
15.100%, due 04/27/17	NGN	27,000,000	175,567
Nigeria Treasury Bills,
10.829%, due 01/23/14[6]	3,000,000		17,953
11.044%, due 11/21/13[6]	15,000,000		91,595
11.069%, due 04/10/14[6]	25,000,000		145,760
14.564%, due 11/07/13[6]	13,550,000		82,947
			513,822
Peru: 3.09%
Peruvian Government International Bond,
5.625%, due 11/18/50	$100,000		103,000
7.840%, due 08/12/20[1]	PEN	1,450,000	601,611
			704,611
Philippines: 2.25%
Republic of Philippines,
6.500%, due 01/20/20	$200,000		235,000
7.000%, due 01/27/16	PHP	11,000,000	279,938
			514,938
Poland: 3.35%
Republic of Poland,
4.000%, due 10/25/23	PLN	150,000	46,237
5.000%, due 03/23/22	$50,000		53,554
5.750%, due 09/23/22	PLN	1,900,000	665,703
			765,494
Romania: 0.66%
Government of Romania,
5.750%, due 01/27/16	RON	300,000	94,096
6.750%, due 02/07/22[1]	$50,000		56,750
			150,846
Russia: 2.62%
Russian Federation,
7.000%, due 01/25/23	RUB	2,300,000	70,110
7.050%, due 01/19/28	5,000,000		146,315
7.600%, due 04/14/21	7,500,000		235,637
8.150%, due 02/03/27	4,500,000		146,883
			598,945
South Africa: 3.41%
Republic of South Africa,
4.665%, due 01/17/24	$200,000		193,750
6.750%, due 03/31/21	ZAR	1,800,000	173,180
7.000%, due 02/28/31	3,500,000		300,701
7.750%, due 02/28/23	1,100,000		110,839
			778,470

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Sri Lanka: 1.89%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]	$100,000		$97,000
6.250%, due 07/27/21[1]	350,000		334,250
			431,250
Thailand: 3.44%
Government of Thailand,
1.200%, due 07/14/21[1,5]	THB	14,639,758	436,280
3.580%, due 12/17/27	4,000,000		119,409
3.775%, due 06/25/32	8,000,000		230,622
			786,311
Turkey: 7.81%
Export Credit Bank of Turkey,
5.875%, due 04/24/19[1]	$200,000		205,000
Government of Turkey,
9.500%, due 01/12/22	TRY	800,000	402,922
Republic of Turkey,
7.100%, due 03/08/23	450,000		196,243
7.500%, due 11/07/19	$720,000		834,300
8.500%, due 09/14/22	TRY	300,000	144,152
			1,782,617
Ukraine: 0.80%
Government of Ukraine,
9.250%, due 07/24/17[2]	$200,000		183,750

Venezuela: 3.21%
Republic of Venezuela,
7.750%, due 10/13/19[1]	140,000		116,200
8.250%, due 10/13/24[1]	190,000		141,550
9.250%, due 09/15/27	100,000		81,000
9.250%, due 05/07/28[1]	300,000		234,750
9.375%, due 01/13/34	200,000		159,000
			732,500
Total Non-US government obligations (cost $16,951,650)			15,323,716

Structured notes: 3.62%
Bangladesh: 1.12%
Standard Chartered Bank, 11.700%, due 06/05/18[2] (linked to People’s Republic of Bangladesh, 11.700%, due 06/05/18)	264,780		255,628

Ghana: 1.08%
Citigroup Funding, Inc., 23.000%, due 08/23/17[2] (linked to Republic of Ghana, 23.000%, due 08/21/17)	GHS	500,000	247,209

Sri Lanka: 0.59%
Citigroup Funding, Inc., 8.000%, due 06/20/17[2] (linked to Sri Lanka Government Bonds, 8.000%, due 06/15/17)	LKR	10,000,000	68,347
Citigroup Funding, Inc., 8.500%, due 02/06/18[2] (linked to Sri Lanka Government Bonds, 8.500%, due 02/01/18)	10,000,000		66,979
Total Sri Lanka structured notes			135,326

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Structured notes—(concluded)
Vietnam: 0.83%
Citigroup Funding, Inc., 7.600%, due 05/05/16[2] (linked to Socialist Republic of Vietnam, 7.600%, due 04/30/16)	VND	4,000,000,000	$188,671
Total structured notes (cost $846,751)			826,834
Total bonds (cost $22,574,948)			20,697,461

	Shares
Short-term investment: 6.46%
Investment company: 6.46%
UBS Cash Management Prime Relationship Fund[7] (cost $1,475,797)	1,475,797		1,475,797

	Face amount covered by contracts
Options Purchased*: 0.05%
Put Options: 0.05%
Foreign Exchange Option, Buy AUD/BRL, strike @ BRL 2.00, expires November 2013	AUD	160,000	351
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.80, expires June 2014	EUR	460,000	3,659
Foreign Exchange Option, Buy EUR/PLN, strike @ PLN 4.00, expires October 2013	300,000		1
Foreign Exchange Option, Buy EUR/PLN, strike @ PLN 4.00, expires January 2014	260,000		471
Foreign Exchange Option, Buy EUR/ZAR, strike @ ZAR 11.50, expires October 2013	170,000		0
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.90, expires April 2014	$870,000		446
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.03, expires June 2014	360,000		1,303
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.03, expires June 2014	240,000		868
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.00, expires October 2013	300,000		0
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.92, expires June 2014	660,000		4,960
			12,059
Total options purchased (cost $51,993)			12,059
Total investments: 97.13% (cost $24,102,738)			22,185,317
Cash and other assets, less liabilities: 2.87%			655,427
Net assets: 100.00%			$22,840,744

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$233,650
Gross unrealized depreciation	(2,151,071)
Net unrealized depreciation of investments	$(1,917,421)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	45,000	USD	59,689	10/18/13	$(1,191)
BB	MYR	759,000	USD	227,341	12/18/13	(4,362)
BB	TWD	242,600	USD	8,213	12/18/13	(3)
BB	USD	404,906	BRL	924,000	06/10/14	(11,021)
BB	USD	19,421	BRL	47,000	06/10/14	614
CSI	EUR	265,000	USD	346,442	10/18/13	(12,077)
CSI	GBP	212,000	USD	329,617	10/22/13	(13,531)
CSI	PEN	1,000,000	USD	351,989	12/18/13	(3,764)
CSI	USD	20,456	BRL	50,000	12/18/13	1,711
CSI	USD	340,495	GBP	212,000	10/22/13	2,653
CSI	USD	99,167	MXN	1,342,000	12/18/13	2,710
CSI	USD	237,163	RUB	8,060,000	12/18/13	8,135
CSI	USD	429,410	ZAR	4,500,000	12/18/13	13,593
DB	BRL	158,000	USD	68,836	12/18/13	(1,210)
DB	KRW	6,173,400	USD	5,627	12/18/13	(90)
DB	PLN	100,000	USD	30,687	12/18/13	(1,187)
DB	USD	14,767	CLP	7,617,000	12/18/13	160
DB	USD	177,593	COP	347,150,000	12/18/13	3,268
DB	USD	364,200	HUF	84,520,000	12/18/13	18,132
DB	USD	364,947	IDR	4,445,670,000	12/18/13	13,562
DB	USD	197,957	INR	13,760,000	12/18/13	17,245
DB	USD	282,400	MYR	936,100	12/18/13	3,367
DB	USD	232,143	PHP	10,270,000	12/18/13	3,706
DB	USD	499,194	PLN	1,610,000	12/18/13	13,977
DB	USD	53,979	THB	1,750,000	12/18/13	1,706
DB	USD	275,862	TRY	580,000	12/18/13	7,262
GSI	BRL	971,000	USD	402,654	06/10/14	(11,266)
GSI	INR	14,010,000	USD	204,079	12/18/13	(15,034)
GSI	USD	14,598	RON	50,000	12/18/13	505
Net unrealized appreciation on forward foreign currency contracts						$37,570

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2013 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond Futures, 4 contracts (USD)	December 2013	$522,565	$533,500	$10,935
5 Year US Treasury Notes, 2 contracts (USD)	December 2013	239,050	242,094	3,044
US Treasury futures sell contracts:
10 Year US Treasury Notes, 2 contracts (USD)	December 2013	(248,122)	(252,781)	(4,659)
Net unrealized appreciation on futures contracts				$9,320

Currency swap agreement8

Counterparty	Pay contract		Receive contract		Termination date	Pay rate[9]	Receive rate[9]	Upfront payments	Value	Unrealized appreciation
BB	PHP	8,238,200	USD	200,614	12/18/15	1.300%	6 month USD LIBOR	$—	$11,249	$11,249

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized depreciation
DB	BRL	865,272	01/02/17	1 Day CDI	8.645%	$—	$(28,006)	$(28,006)
MLI	ZAR	2,000,000	06/04/18	3 month JIBAR	6.400	—	(5,413)	(5,413)
						$—	$(33,419)	$(33,419)

Credit default swaps on sovereign issues—sell protection10

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments recieved	Value	Unrealized appreciation/ (depreciation)	Credit spread[12]

BB	Russian Federation bond, 2.250%, due 03/31/30	USD	300,000	12/20/22	1.000%	26,105	(28,294)	(2,189)	2.228%
GSI	United Mexican States bond, 5.950%, due 03/19/19	USD	250,000	09/20/22	1.000	15,632	(11,571)	4,061	1.598
GSI	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	250,000	09/20/22	1.000	19,720	(21,069)	(1,349)	2.117
						$61,457	$(60,934)	$523

Options written

	Expiration date	Premiums received	Value
Put options
Foreign Exchange Option, Sell AUD/BRL, AUD 160,000 face amount covered by contracts, strike @ BRL 1.90	November 2013	$1,123	$(173)
Foreign Exchange Option, Sell EUR/BRL, EUR 460,000 face amount covered by contracts, strike @ BRL 2.60	June 2014	3,914	(746)
Foreign Exchange Option, Sell EUR/PLN, EUR 300,000 face amount covered by contracts, strike @ PLN 3.90	October 2013	502	0
Foreign Exchange Option, Sell EUR/PLN, EUR 260,000 face amount covered by contracts, strike @ PLN 3.90	January 2014	1,084	(121)
Foreign Exchange Option, Sell EUR/ZAR, EUR 170,000 face amount covered by contracts, strike @ ZAR 11.00	October 2013	1,759	0
Foreign Exchange Option, Sell USD/BRL, USD 870,000 face amount covered by contracts, strike @ BRL 1.80	April 2014	2,309	(76)
Foreign Exchange Option, Sell USD/BRL, USD 720,000 face amount covered by contracts, strike @ BRL 1.96	June 2014	3,244	(1,166)
Foreign Exchange Option, Sell USD/BRL, USD 480,000 face amount covered by contracts, strike @ BRL 1.96	June 2014	2,377	(780)
Foreign Exchange Option, Sell USD/MXN, USD 300,000 face amount covered by contracts, strike @ MXN 11.50	October 2013	1,395	0
Foreign Exchange Option, Sell USD/TRY, USD 330,000 face amount covered by contracts, strike @ TRY 1.98	June 2014	10,428	(4,500)
Total options written		$28,135	$(7,562)

Foreign exchange options activity for the period ended September 30, 2013 was as follows:

Premiums received
Foreign exchange options outstanding at June 30, 2013	$42,727
Foreign exchange options written	3,348
Foreign exchange options terminated in closing purchase transactions	(16,337)
Foreign exchange options expired prior to exercise	(1,603)
Foreign exchange written options outstanding at September 30, 2013	$28,135

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$4,546,911	$—	$4,546,911
Non-US government obligations	—	15,323,716	—	15,323,716
Structured notes	—	826,834	—	826,834
Short-term investments	—	1,475,797	—	1,475,797
Options purchased	—	12,059	—	12,059
Forward foreign currency contracts, net	—	37,570	—	37,570
Futures contracts, net	9,320	—	—	9,320
Options written	—	(7,562)	—	(7,562)
Swap agreements, net	—	(83,104)	—	(83,104)
Total	$9,320	$22,132,221	$—	$22,141,541

At September 30, 2013, there were no transfers between Level 1 and Level 2.

UBS Emerging Markets Debt Fund

Portfolio Footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $8,020,593 or 35.12% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $1,774,084 or 7.77% of net assets.

3	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
4	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	Rate shown is the discount rate at date of purchase.
7	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/2013	09/30/2013	09/30/2013	09/30/2013	09/30/2013
UBS Cash Management Prime Relationship Fund	$671,558	$2,936,654	$2,132,415	$1,475,797	$345

8	Illiquid investment. At September 30, 2013, the value of this investment amounted to $11,249 or 0.05% of net assets..
9	Payments made or received are based on the notional amount.
10

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Automobiles	0.43%
Capital markets	4.13
Chemicals	1.20
Commercial banks	12.42
Commercial services & supplies	0.52
Computers & peripherals	0.04
Construction & engineering	0.16
Construction materials	1.69
Consumer finance	4.16
Containers & packaging	0.95
Diversified financial services	6.22
Diversified telecommunication services	1.27
Electronic equipment, instruments & components	1.48
Gas utilities	0.38
Health care providers & services	0.66
Hotels, restaurants & leisure	2.00
Insurance	1.36
IT services	0.33
Leisure equipment & products	0.40
Machinery	1.65
Media	2.46
Metals & mining	2.14
Oil, gas & consumable fuels	6.94
Real estate management & development	1.19
Road & rail	0.48
Telecommunications	0.27
Tobacco	0.20
Trading companies & distributors	1.05
Transportation infrastructure	1.13
Wireless telecommunication services	0.29
Total corporate bonds	57.60%
Asset-backed securities	1.11
Collateralized debt obligations	4.13
Commercial mortgage-backed securities	5.79
Mortgage & agency debt securities	2.64
Municipal bonds	3.52
US government obligations	10.18
Non-US government obligations	1.27
Total bonds	86.24%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	16.81
Short-term investment	2.78
Options purchased	3.31
Total investments	109.14%
Liabilities, in excess of cash and other assets	(9.14)
Net assets	100.00%

1

Figures represent the direct investments of UBS Fixed Income Opportunities Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment company and derivatives exposure was included.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Bonds— 86.24%
Corporate bonds: 57.60%
Australia: 1.70%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	620,000	$595,026
Sydney Airport Finance Co., Pty Ltd.,
3.900%, due 03/22/23[1]		$730,000	696,077
8.000%, due 07/06/15	AUD	500,000	497,161
Total Australia corporate bonds			1,788,264

Brazil: 1.87%
Caixa Economica Federal,
2.375%, due 11/06/17[1]		$870,000	813,624
Petrobras International Finance Co.,
5.375%, due 01/27/21		1,150,000	1,156,463
Total Brazil corporate bonds			1,970,087

Canada: 0.52%
Cenovus Energy, Inc.,
3.800%, due 09/15/23		250,000	247,180
Rogers Communications, Inc.,
4.100%, due 10/01/23		300,000	300,930
Total Canada corporate bonds			548,110

Cayman Islands: 1.03%
Evergrande Real Estate Group Ltd.,
13.000%, due 01/27/15[2]		325,000	348,562
Fantasia Holdings Group Co. Ltd.,
10.750%, due 01/22/20[2]		315,000	294,525
Kaisa Group Holdings Ltd.,
10.250%, due 01/08/20[2]		400,000	402,000
Seagate Technology HDD Holdings,
6.800%, due 10/01/16		40,000	45,200
Total Cayman Islands corporate bonds			1,090,287

China: 0.39%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		210,000	203,175
Gemdale International Investment Ltd.,
7.125%, due 11/16/17[2]		200,000	205,500
Total China corporate bonds			408,675

France: 0.29%
BNP Paribas SA,
2.700%, due 08/20/18		300,000	303,431

Germany: 1.99%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[2]	EUR	800,000	1,343,380
Unitymedia GmbH,
9.625%, due 12/01/19[2]		500,000	748,802
Total Germany corporate bonds			2,092,182

Ireland: 1.28%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[2]		700,000	1,006,618
The Governor & Co. of the Bank of Ireland,
4.000%, due 01/28/15		250,000	346,831
Total Ireland corporate bonds			1,353,449

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Luxembourg: 2.54%
ArcelorMittal,
5.000%, due 02/25/17		$400,000	$416,000
6.000%, due 03/01/21		900,000	922,500
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21		975,000	1,053,000
Wind Acquisition Finance SA,
11.750%, due 07/15/17[2]	EUR	200,000	287,819
Total Luxembourg corporate bonds			2,679,319

Mexico: 0.74%
Cemex Finance LLC,
9.500%, due 12/14/16[1]		$411,000	436,174
Petroleos Mexicanos,
3.500%, due 07/18/18		340,000	344,250
Total Mexico corporate bonds			780,424

Netherlands: 3.73%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]		1,000,000	1,262,702
EDP Finance BV,
4.750%, due 09/26/16	EUR	1,050,000	1,456,090
4.900%, due 10/01/19[1]		$500,000	493,750
Ziggo Bond Co. BV,
8.000%, due 05/15/18[2]	EUR	500,000	722,084
Total Netherlands corporate bonds			3,934,626

Norway: 2.20%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	124,000,000	1,246,273
5.500%, due 05/25/16		$780,000	814,125
5.500%, due 06/26/17		250,000	259,688
Total Norway corporate bonds			2,320,086

Singapore: 0.42%
Flextronics International Ltd.,
5.000%, due 02/15/23		470,000	446,500

South Korea: 0.19%
Korea Gas Corp.,
2.875%, due 07/29/18[1]		200,000	199,597

Spain: 2.96%
BBVA US Senior SAU,
4.664%, due 10/09/15		960,000	999,553
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[2]	EUR	300,000	420,060
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]		$1,400,000	1,419,823
Telefonica Emisiones SAU,
3.192%, due 04/27/18		290,000	286,140
Total Spain corporate bonds			3,125,576

United Kingdom: 4.23%
Barclays Bank PLC,
5.140%, due 10/14/20		100,000	104,449
6.050%, due 12/04/17[1]		990,000	1,099,686
HBOS PLC,
6.750%, due 05/21/18[1]		700,000	777,836

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
United Kingdom—(concluded)
Lloyds Bank PLC,
6.500%, due 09/14/20[1]		$200,000	$220,781
6.500%, due 03/24/20	EUR	1,000,000	1,535,539
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23		$710,000	716,265
Total United Kingdom corporate bonds			4,454,556

United States: 31.52%
ADT Corp.,
3.500%, due 07/15/22		650,000	549,512
Allstate Corp.,
5.750%, due 08/15/53[3]		400,000	390,000
Ally Financial, Inc.,
3.125%, due 01/15/16		210,000	210,675
3.603%, due 06/15/15[4]		1,140,000	1,077,300
8.300%, due 02/12/15		200,000	215,500
Amsouth Bank,
5.200%, due 04/01/15		450,000	473,961
Barrick North America Finance LLC,
5.750%, due 05/01/43		425,000	356,612
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17		950,000	964,250
Case New Holland, Inc.,
7.875%, due 12/01/17		1,500,000	1,743,750
CIT Group, Inc.,
5.000%, due 08/15/22		275,000	268,812
5.000%, due 05/15/17		500,000	525,625
5.250%, due 04/01/14[1]		900,000	914,625
Citigroup, Inc.,
0.869%, due 05/31/17[3]	EUR	1,750,000	2,263,318
5.000%, due 09/15/14		$750,000	778,270
5.500%, due 09/13/25		550,000	565,649
DISH DBS Corp.,
7.875%, due 09/01/19		990,000	1,128,600
El Paso LLC,
7.250%, due 06/01/18		900,000	1,009,391
Energy Transfer Partners LP,
6.050%, due 06/01/41		780,000	782,855
9.000%, due 04/15/19		570,000	719,913
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]		500,000	503,551
Fidelity National Financial, Inc.,
5.500%, due 09/01/22		110,000	115,955
Ford Motor Credit Co., LLC,
8.125%, due 01/15/20		850,000	1,057,072
General Motors Co.,
3.500%, due 10/02/18[1]		450,000	450,000
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]		810,000	838,350
Glencore Funding LLC,
2.500%, due 01/15/19[1]		600,000	562,424
HCA, Inc.,
7.875%, due 02/15/20		650,000	700,781
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	1,103,750

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16		$900,000	$969,452
Linn Energy LLC,
6.750%, due 11/01/19[1]		600,000	565,500
Merrill Lynch & Co., Inc.,
4.625%, due 09/14/18	EUR	1,590,000	2,301,604
MetLife, Inc.,
6.400%, due 12/15/36		$570,000	575,700
Morgan Stanley,
6.625%, due 04/01/18		1,250,000	1,451,196
7.300%, due 05/13/19		500,000	598,272
Plains Exploration & Production Co.,
6.125%, due 06/15/19		250,000	268,014
6.500%, due 11/15/20		770,000	826,151
6.875%, due 02/15/23		170,000	182,325
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]		385,000	349,195
Regions Bank,
7.500%, due 05/15/18		750,000	882,086
Regions Financial Corp.,
5.750%, due 06/15/15		250,000	267,878
7.750%, due 11/10/14		96,000	103,099
Reynolds American, Inc.,
6.150%, due 09/15/43		200,000	209,244
Sanmina Corp.,
7.000%, due 05/15/19[1]		1,060,000	1,115,650
SLM Corp.,
3.875%, due 09/10/15		970,000	989,400
Tesoro Corp.,
9.750%, due 06/01/19		230,000	251,275
URS Corp.,
4.350%, due 04/01/17[1]		170,000	173,705
Western Union Co.,
2.375%, due 12/10/15		340,000	347,519
Wyndham Worldwide Corp.,
3.900%, due 03/01/23		575,000	545,898
Total United States corporate bonds			33,243,664
Total corporate bonds (cost $60,181,197)			60,738,833

Asset-backed securities: 1.11%
Cayman Islands: 0.32%
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class C,
3.065%, due 10/25/25[1,3] (cost $339,664)		350,000	339,587

United States: 0.79%
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.329%, due 09/25/36[3] (cost $737,944)		953,818	826,683
Total asset-backed securities (cost $1,077,608)			1,166,270

Collateralized debt obligations: 4.13%
Cayman Islands: 3.91%
Apidos CLO XIV,
Series 2013-14A, Class C1,
3.118%, due 04/15/25[1,3]		300,000	288,000

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
Cayman Islands—(concluded)
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
3.024%, due 07/28/25[1,3]	$500,000	$480,000
BlueMountain CLO Ltd.,
Series 2013-1A, Class B,
2.923%, due 05/15/25[1,3]	500,000	481,200
CIFC Funding Ltd.,
Series 2013-3A, Class B,
2.906%, due 10/24/25[1,3,5]	400,000	375,304
Denali Capital CLO X Ltd.,
Series 2013-1A, Class A3L,
3.164%, due 04/28/25[1,3]	550,000	522,500
Galaxy CLO Ltd.,
Series 2013-16A, Class C,
2.600%, due 11/16/25[1,3,5,6]	500,000	477,480
Galaxy CLO XV Ltd.,
Series 2013-15A, Class C,
2.881%, due 04/15/25[1,3]	500,000	476,250
KKR Financial CLO Trust,
Series 2013-1A, Class B,
2.903%, due 07/15/25[1,3]	300,000	286,806
Marathon CLO V Ltd.,
Series 2013-5A, Class A2A,
2.613%, due 02/21/25[1,3]	400,000	400,868
Race Point VIII CLO. Ltd.,
Series 2013-8A, Class C,
3.064%, due 02/20/25[1,3]	350,000	336,012
Total Cayman Islands collateralized debt obligations		4,124,420

Netherlands: 0.22%
Jubilee CDO III BV,
Series III X, Class A2,
1.320%, due 04/20/17[2,3]	169,037	228,442
Total collateralized debt obligations (cost $4,430,436)		4,352,862

Commercial mortgage-backed securities: 5.79%
United States: 5.79%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D,
7.443%, due 01/14/29[1]	290,000	327,198
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.232%, due 08/15/26[1,3]	400,000	400,000
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.885%, due 12/10/49[3]	425,000	471,959
Commercial Mortgage Pass Through Certificates,
Series 2013-THL, Class D,
2.832%, due 06/08/30[1,3]	450,000	448,594
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AM,
5.966%, due 05/15/46[3]	400,000	434,588
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	500,000	488,971
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class D,
2.782%, due 11/08/29[1,3]	250,000	247,514

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
Irvine Core Office Trust,
Series 2013-IRV, Class C,
3.279%, due 05/15/48[1,3]	$250,000	$220,287
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-HSBC, Class E,
4.675%, due 07/05/32[1,3]	200,000	189,306
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	141,901
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.993%, due 08/12/45[1,3]	735,000	806,298
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	475,000	522,649
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.800%, due 03/18/28[1,3]	500,000	457,565
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[3]	500,000	479,135
Series 2013-C12, Class B,
3.863%, due 03/15/48[3]	500,000	474,844
Total commercial mortgage-backed securities (cost $6,174,842)		6,110,809

Mortgage & agency debt securities: 2.64%
United States: 2.64%
Federal Home Loan Mortgage Corp. REMICS, IO,[6]
3.000%, due 05/15/27	1,290,673	160,854
3.500%, due 10/15/42	1,714,109	390,394
Federal National Mortgage Association REMICS, IO,[6]
Series 2013-15, Class IO,
2.500%, due 03/25/28	2,308,657	261,273
Series 2013-87, Class IW,
2.500%, due 06/25/28	4,044,046	456,924
Series 2013-64, Class LI,
3.000%, due 06/25/33	2,432,136	395,446
Series 2012-146, Class IO,
3.500%, due 01/25/43	1,743,985	415,075
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	1,704,707	342,879
Series 2013-53, Class OI,
3.500%, due 04/20/43	1,696,672	358,741
Total mortgage & agency debt securities (cost $2,676,277)		2,781,586

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
Municipal bonds: 3.52%
Massachusetts Water Resources Authority Revenue Bonds,
5.000%, due 08/01/32		$500,000	$541,995
State of California, GO Bonds,
7.300%, due 10/01/39		800,000	1,008,416
7.550%, due 04/01/39		200,000	259,502
State of Illinois, GO Bonds,
5.665%, due 03/01/18		1,055,000	1,149,644
5.877%, due 03/01/19		200,000	215,362
State of Washington, GO Bonds,
5.000%, due 08/01/33		500,000	538,615
Total municipal bonds (cost $3,446,601)			3,713,534

US government obligations: 10.18%
US Treasury Bonds, PO,
3.220%, due 08/15/42[4,7]		1,750,000	561,851
5.196%, due 05/15/40[4,7]		6,000,000	2,142,102
US Treasury Inflation Indexed Notes (TIPS),
2.000%, due 01/15/16		1,750,000	2,202,694
US Treasury Notes,
2.000%, due 02/15/22[7]		6,000,000	5,832,654
Total US government obligations (cost $10,819,650)			10,739,301

Non-US government obligations: 1.27%
Brazil: 0.33%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]		$350,000	351,050

Croatia: 0.50%
Republic of Croatia,
6.250%, due 04/27/17[2]		500,000	525,410

Greece: 0.44%
Hellenic Republic,
2.000%, due 02/24/24[8]	EUR	400,000	308,896
2.000%, due 02/24/26[8]		220,000	158,256
			467,152
Total Non-US government obligations (cost $1,322,373)			1,343,612
Total bonds (cost $90,128,984)			90,946,807

Shares
Investment company: 16.81%
UBS Opportunistic Emerging Markets Debt Relationship Fund*10 (cost $16,455,628)	932,797	17,730,878

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value

Short-term investment: 2.78%
Investment company: 2.78%
UBS Cash Management Prime Relationship Fund[10] (cost $2,926,554)	2,926,554	$2,926,554

	Number of contracts
Options purchased*: 3.31%
Call options: 0.29%
10 Year US Treasury Notes, strike @ USD 126.00, expires October 2013	134	104,687
10 Year US Treasury Notes, strike @ USD 125.00, expires November 2013	95	201,875
		306,562
Put options: 0.69%
1 Year Euro-Dollar Midcurve, strike @ USD 99.25, expires December 2013	20	750
1 Year Euro-Dollar Midcurve, strike @ USD 99.00, expires March 2014	97	10,912
10 Year US Treasury Notes, strike @ USD 126.50, expires October 2013	134	119,344
10 Year US Treasury Notes, strike @ USD 125.00, expires November 2013	95	69,766
2 Year US Treasury Notes, strike @ USD 109.50, expires November 2013	389	6,078
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	84	95,025
30 Year US Treasury Notes, strike @ USD 130.00, expires October 2013	91	36,969
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires June 2014	49	7,044
90 Day Euro-Dollar Time Deposit, strike @ USD 99.38, expires September 2014	244	53,375
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015	234	121,387
90 Day Euro-Dollar Time Deposit, strike @ USD 98.75, expires June 2015	433	205,675
		726,325

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Number of contracts		Value
Options purchased on interest rate swaps[5]: 2.33%
Expiring 05/22/15. If option exercised the Fund pays semi-annually 2.350% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB	JPY	475,000,000	$85,554
Expiring 09/30/14. If option exercised the Fund pays annually 1.700% and receives semi-annually floating 6 month EURIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI	EUR	15,800,000	34,200
Expiring 09/30/14. If option exercised the Fund pays semi-annually 1.300% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI		$26,350,000	94,201
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB	3,050,000		18,915
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000		497,755
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000		50,861
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EURIBOR and receives annually 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	32,000,000	744,804
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	8,650,000		500,903
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB	3,500,000		202,678
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	8,650,000		51,637
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB	3,500,000		20,894
Expiring 12/20/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives annually 2.165%. Underlying interest rate swap terminating 12/24/20. European style. Counterparty: MLI	15,000,000		105,794
Expiring 12/20/13. If option exercised the Fund pays semi-annually 2.665% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/24/20. European style. Counterparty: MLI	15,000,000		53,814
			2,462,010
Total options purchased (cost $3,301,758)			3,494,897
Total investments: 109.14% (cost $112,812,924)			115,099,136
Liabilities, in excess of cash and other assets: (9.14%)			(9,642,093)
Net assets: 100.00%			$105,457,043

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,800,348
Gross unrealized depreciation	(2,514,136)
Net unrealized appreciation of investments	$2,286,212

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	13,930,000	USD	18,565,305	12/04/13	$(283,037)
JPMCB	AUD	4,585,000	USD	4,069,628	12/04/13	(189,917)
JPMCB	EUR	275,000	USD	366,160	12/04/13	(5,936)
JPMCB	GBP	2,025,000	USD	3,144,033	12/04/13	(132,684)
JPMCB	JPY	519,600,000	USD	5,323,241	12/04/13	35,130
JPMCB	USD	780,292	CAD	820,000	12/04/13	14,509
MSCI	USD	1,363,185	GBP	860,000	12/04/13	28,409
Net unrealized depreciation on forward foreign currency contracts						$(533,526)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 69 contracts (USD)	December 2013	$9,658,719	$9,804,469	$145,750
5 Year US Treasury Notes, 182 contracts (USD)	December 2013	21,747,809	22,030,531	282,722
US Treasury futures sell contracts:
US Long Bond, 8 contracts (USD)	December 2013	(1,044,540)	(1,067,000)	(22,460)
US Ultra Bond Futures, 3 contracts (USD)	December 2013	(412,121)	(426,281)	(14,160)
5 Year US Treasury Notes, 31 contracts (USD)	December 2013	(3,738,704)	(3,752,453)	(13,749)
10 Year US Treasury Notes, 153 contracts (USD)	December 2013	(19,141,477)	(19,337,766)	(196,289)
Interest rate futures buy contracts:
3 Month EURIBOR, 46 contracts (EUR)	March 2015	15,449,318	15,470,651	21,333
3 Month EURIBOR, 29 contracts (EUR)	June 2015	9,737,546	9,743,919	6,373
Interest rate futures sell contracts:
90 Day Euro-Dollar Time Deposit, 195 contracts (USD)	June 2015	(48,181,381)	(48,377,063)	(195,682)
Long Gilt, 17 contracts (GBP)	December 2013	(3,007,812)	(3,036,150)	(28,338)
Net unrealized depreciation on futures contracts				$(14,500)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Currency swap agreements5

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	AUD	8,158,397	USD	7,705,198	12/24/13	3 month BBSW	3 month USD LIBOR	$—	$(62,316)	$(62,316)
BB	USD	7,705,198	AUD	8,158,397	12/24/22	3 month USD LIBOR	3 month BBSW	—	48,255	48,255
JPMCB	AUD	1,884,491	USD	1,699,999	09/05/14	3 month BBSW	3 month USD LIBOR	—	(65,048)	(65,048)
JPMCB	USD	1,699,999	AUD	1,884,491	09/05/23	3 month USD LIBOR	3 month BBSW	—	60,277	60,277
MLI	CAD	6,678,500	USD	6,471,415	03/16/40	3 month BA	3 month USD LIBOR	(141,380)	40,461	(100,919)
MLI	USD	6,471,415	CAD	6,678,500	03/16/20	3 month USD LIBOR	3 month BA	106,250	75,904	182,154
								$(35,130)	$97,533	$62,403

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	CAD	1,750,000	06/07/16	3 month BA	2.288%	$—	$2,611	$2,611
CITI	USD	4,750,000	06/11/16	1.106	3 month USD LIBOR	—	(1,043)	(1,043)
CITI	USD	1,860,000	02/15/36	4.668	3 month USD LIBOR	515,096	(349,054)	166,042
CSI	CAD	6,125,000	02/11/14	2.775	3 month BA	—	(44,196)	(44,196)
CSI	CAD	5,490,000	02/11/17	3 month BA	3.500	(38,231)	302,732	264,501
CSI	CAD	1,550,000	02/11/22	4.145	3 month BA	—	(153,510)	(153,510)
CSI	USD	2,650,000	08/12/16	3 month USD LIBOR	1.194	—	39,639	39,639
DB	EUR	5,850,000	05/04/22	2.130	6 month EURIBOR	333,786	(212,316)	121,470
DB	EUR	2,600,000	05/04/42	6 month EURIBOR	2.460	—	(89,746)	(89,746)
DB	USD	3,000,000	12/15/15	1.521	3 month USD LIBOR	(41,000)	(79,831)	(120,831)
DB	USD	1,250,000	09/23/20	2.690	3 month USD LIBOR	(23,000)	(45,949)	(68,949)
DB	USD	1,450,000	02/15/38	3.669	3 month USD LIBOR	354,561	(29,976)	324,585
DB	USD	4,550,000	02/15/38	4.474	3 month USD LIBOR	1,761,874	(717,048)	1,044,826
DB	USD	875,000	05/15/40	3.470	3 month USD LIBOR	(157,000)	11,788	(145,212)
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(227,261)	(227,261)
DB	USD	1,250,000	06/27/42	3.489	3 month USD LIBOR	279,664	20,367	300,031
JPMCB	CAD	6,125,000	02/11/14	3 month BA	2.775	—	44,196	44,196
JPMCB	CAD	4,750,000	06/07/16	3 month BA	1.893	—	(10,484)	(10,484)
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(302,732)	(302,732)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	153,510	153,510
JPMCB	EUR	5,850,000	05/04/22	6 month EURIBOR	2.130	—	212,316	212,316
JPMCB	EUR	2,600,000	05/04/42	2.460	6 month EURIBOR	—	89,746	89,746
JPMCB	USD	66,000,000	02/12/16	0.825	3 month USD LIBOR	—	(7,945)	(7,945)
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(222,459)	(222,459)
JPMCB	USD	70,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	114,626	114,626
MLI	CAD	66,000,000	02/08/16	3 month BA	1.785	—	(69,932)	(69,932)
MLI	CAD	9,280,000	04/09/17	3 month BA	1.978	—	54,310	54,310
MLI	CAD	3,030,000	02/04/21	3.725	3 month BA	79,133	(215,371)	(136,238)
MLI	CAD	3,000,000	02/04/31	3 month BA	4.310	5,192	293,776	298,968
MLI	CAD	1,060,000	02/04/41	4.208	3 month BA	—	(118,304)	(118,304)
MLI	USD	20,000,000	06/27/19	3.298	3 month USD LIBOR	2,156,429	(1,851,664)	304,765
MLI	USD	3,670,000	06/27/42	4.449	3 month USD LIBOR	1,546,769	(599,238)	947,531
MSC	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(596,264)	(596,264)
MSC	USD	3,000,000	06/27/22	2.970	3 month USD LIBOR	301,285	(129,374)	171,911
						$7,074,558	$(4,734,080)	$2,340,478

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Credit default swap on credit indices—buy protection12

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	CDX.EM.Series 20 Index	USD	10,000,000	12/20/18	5.000%	$1,116,943	$(976,235)	$140,708
MLI	iTraxx Europe Crossover Series 19 Index	EUR	9,000,000	06/20/18	1.000	(99,979)	(32,168)	(132,147)
MLI	iTraxx Europe Crossover Series 19 Index	EUR	3,250,000	06/20/18	5.000	33,647	(220,816)	(187,169)
MSCI	iTraxx Europe Senior Financials Series 19 Index	EUR	3,750,000	06/20/18	1.000	(140,612)	75,623	(64,989)
						$909,999	$(1,153,596)	$(243,597)

Credit default swaps on corporate and sovereign issues—buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Credit Suisse Group Finance Guernsey Ltd. bond, 5.000%, due 07/29/19	EUR	1,250,000	09/20/16	1.000%	$(19,521)	$(22,403)	$(41,924)
BB	Verizon Communications bond, 4.900%, due 09/15/15	USD	2,750,000	12/20/16	1.000	29,799	(61,121)	(31,322)
BB	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	875,000	03/20/17	1.000	14,415	(8,495)	5,920
CITI	Commerzbank AG bond, 4.000%, due 09/16/20	EUR	655,000	06/20/18	1.000	(21,068)	18,878	(2,190)
DB	ING Bank NV bond, 5.250%, due 06/07/19	EUR	2,500,000	06/20/16	1.000	(9,883)	(32,213)	(42,096)
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,127)	7,079	(90,048)
JPMCB	XL Group PLC bond, 6.250%, due 05/15/27	USD	875,000	03/20/17	1.000	(5,716)	(17,398)	(23,114)
JPMCB	Government of Japan bond, 2.000%, due 03/21/22	USD	2,500,000	12/20/17	1.000	12,582	(51,411)	(38,829)
MLI	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	1,250,000	06/20/17	1.000	(42,124)	(13,389)	(55,513)
MLI	United Parcel Service of America, Inc. bond, 8.375%, due 04/01/30	USD	3,500,000	06/20/16	1.000	110,916	(87,113)	23,803
MLI	Weyerhaeuser Co. bond, 7.125%, due 07/15/23	USD	875,000	03/20/17	1.000	(8,542)	(12,278)	(20,820)
MLI	Nucor Corp. bond, 5.750%, due 12/01/17	USD	875,000	03/20/18	1.000	10,179	(14,579)	(4,400)
MLI	Allstate Corp. bond, 6.750%, due 05/15/18	USD	875,000	03/20/18	1.000	14,778	(23,026)	(8,248)
MLI	XL Group PLC bond, 6.250%, due 05/15/27	USD	125,000	09/20/18	1.000	2,390	(2,351)	39
MSCI	V.F. Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	22,908	(70,793)	(47,885)
						$13,986	$(390,613)	$(376,627)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Credit default swap on credit indices—sell protection14

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized appreciation	Credit spread[15]
MLI	CDX.NA.HY.Series 15 Index	USD	1,150,000	12/20/15	5.000%	$54,609	$91,418	$146,027	1.489%

Credit default swaps on corporate and sovereign issues—sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	Lloyds TSB Bank PLC bond, 3.375%, due 04/20/15	EUR	655,000	06/20/18	1.000%	$22,866	$(6,020)	$16,846	1.156%
JPMCB	People’s Republic of China bond, 4.250%, due 10/28/14	USD	2,500,000	12/20/17	1.000	(8,086)	34,854	26,768	0.671
MLI	Aegon NV bond, 4.125%, due 12/08/14	EUR	900,000	03/20/16	1.000	36,430	2,072	38,502	0.943
MLI	Georgia-Pacific LLC bond, 7.750%, due 11/15/29	USD	875,000	03/20/17	1.000	8,543	16,067	24,610	0.476
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	875,000	03/20/17	1.000	5,149	11,540	16,689	0.624
MLI	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	875,000	03/20/18	1.000	15,021	(46,201)	(31,180)	2.262
MLI	The Hartford Financial Services Group, Inc. bond, 6.000%, due 01/15/19	USD	875,000	03/20/18	1.000	8,490	4,582	13,072	0.887
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	125,000	09/20/18	1.000	(1,125)	699	(426)	0.890
						$87,288	$17,593	$104,881

Total return swap agreements5

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]		Upfront payments	Value	Unrealized appreciation/ (depreciation)
JPMCB	GBP	1,120,000	12/25/13	3 month USD LIBOR	—	[16]	$—	$(55,852)	$(55,852)
JPMCB	GBP	350,000	12/25/13	3 month USD LIBOR	—	[16]	—	13,711	13,711
JPMCB	GBP	312,501	12/25/13	3 month USD LIBOR	—	[16]	—	6,010	6,010
							$—	$(36,131)	$(36,131)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
EUR	15,800,000	10/01/16	6 month EURIBOR	0.918%	$—	$(3,988)	$(3,988)
EUR	4,500,000	09/24/19	1.810%	6 month EURIBOR	—	(48,158)	(48,158)
USD	16,000,000	06/30/15	0.503	3 month USD LIBOR	—	(27,832)	(27,832)
USD	1,750,000	06/11/16	1.403	3 month USD LIBOR	—	(5,061)	(5,061)
USD	26,350,000	10/01/16	1.025	3 month USD LIBOR	—	(15,337)	(15,337)
USD	22,750,000	02/28/18	1.700	3 month USD LIBOR	—	(295,831)	(295,831)
USD	5,250,000	09/24/19	2.347	3 month USD LIBOR	—	(38,804)	(38,804)
USD	14,840,000	08/31/20	3 month USD LIBOR	2.610	—	376,935	376,935
USD	5,500,000	08/22/23	3.024	3 month USD LIBOR	—	(152,400)	(152,400)
USD	950,000	08/15/39	3.680	3 month USD LIBOR	—	(7,236)	(7,236)
USD	30,000,000	06/06/43	1 month USD LIBOR	3 month USD LIBOR	—	(16,893)	(16,893)
					$—	$(234,605)	$(234,605)

Centrally cleared credit default swap on credit indices—buy protection12

Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized depreciation
CDX.NA.HY. Series 20 Index	USD	8,550,000	06/20/18	5.000%	$267,483	$(506,021)	(238,538)
CDX.NA.IG. Series 20 Index	USD	23,000,000	06/20/18	1.000	73,683	(285,719)	(212,036)
					$341,166	$(791,740)	$(450,574)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, USD 84 face amount covered by contracts, strike @ USD 98.75	June 2016	$51,156	$(72,975)
Put options
2 Year US Treasury Notes, 389 contracts, strike @ USD 109.00	November 2013	47,948	(6,078)
3 Year Euro-Dollar Midcurve, 84 contracts, strike @ USD 96.75	June 2016	98,406	(53,025)
90 Day Euro-Dollar Time Deposit, 234 contracts, strike @ USD 98.25	March 2015	60,606	(42,413)
90 Day Euro-Dollar Time Deposit, 433 contracts, strike @ USD 97.75	June 2015	169,760	(97,425)
Options written on interest rate swaps[5]
If option exercised the Fund receives annually 1.200% and pays floating 6 month EURIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI, Notional Amount EUR 15,800,000	September 2014	68,400	(68,400)
If option exercised the Fund receives annually 3.325% and pays quarterly floating 3 month EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	155,492	(5,808)
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	180,157	(538,554)
If option exercised the Fund receives quarterly floating 3 month USD LIBOR and pays semi-annually 2.115%. Underlying interest rate swap terminating 11/20/22. European style. Counterparty: MLI, Notional Amount USD 15,000,000	November 2013	42,000	(72,826)
If option exercised the Fund receives semi-annually 1.800% and pays quarterly floating 3 month USD LIBOR . Underlying interest rate swap terminating 10/2/16. European style. Counterparty: MLI, Notional Amount USD 26,350,000	September 2014	47,430	(47,430)
If option exercised the Fund receives semi-annually 2.615% and pays quarterly floating 3 month USD LIBOR . Underlying interest rate swap terminating 11/22/20. European style. Counterparty: MLI, Notional Amount USD 15,000,000	November 2013	61,500	(30,012)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	194,625	(341,867)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	216,250	(345,828)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB, Notional Amount USD 7,000,000	December 2017	140,000	(139,930)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(6,765)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(2,215)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Expiration date	Premiums received	Value
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.750%. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB, Notional Amount JPY 475,000,000	May 2015	$146,276	$(161,981)
Options written on credit default swaps on credit indices[5]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 20 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/18/13.European style. Counterparty: JPMCB, Notional Amount USD 10,000,000	December 2013	125,000	(37,803)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 20 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/18/13.European style. Counterparty: MLI, Notional Amount USD 8,750,000	December 2013	80,500	(102,699)
Total options written		$1,987,376	$(2,174,034)

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	628	$369,502
Options written	1,137	511,857
Options terminated in closing purchase transactions	(541)	(453,483)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	1,224	$427,876

Written swaptions activity for the period ended September 30, 2013 was as follows:

Premiums received
Swaptions outstanding at June 30, 2013	$1,375,942
Swaptions written	424,831
Swaptions terminated in closing purchase transactions	(241,273)
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2013	$1,559,500

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$60,738,833	$—	$60,738,833
Asset-backed securities	—	1,166,270	—	1,166,270
Collateralized debt obligations	—	2,107,432	2,245,430	4,352,862
Commercial mortgage-backed securities	—	6,110,809	—	6,110,809
Mortgage & agency debt securities	—	2,781,586	—	2,781,586
Municipal bonds	—	3,713,534	—	3,713,534
US government obligations	—	10,739,301	—	10,739,301
Non-US government obligations	—	1,343,612	—	1,343,612
Investment company	—	17,730,878	—	17,730,878
Short-term investments	—	2,926,554	—	2,926,554
Options purchased	1,032,887	2,462,010	—	3,494,897
Forward foreign currency contracts, net	—	(533,526)	—	(533,526)
Futures contracts, net	(14,500)	—	—	(14,500)
Swap agreements, net[17]	—	(6,793,055)	—	(6,793,055)
Options written	(271,916)	(1,902,118)	—	(2,174,034)
Total	$746,471	$102,592,120	$2,245,430	$105,584,021

At September 30, 2013, there were no transfers between Level 1 and Level 2 for the Fund.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Total
Assets
Beginning balance	$1,554,247	$1,554,247
Purchases	477,480	477,480
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	160	160
Total realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(22,151)	(22,151)
Transfers into Level 3	522,500	522,500
Transfers out of Level 3	(286,806)	(286,806)
Ending balance	$2,245,430	$2,245,430

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2013 was $(49,600).

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $21,147,820 or 20.05% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $6,533,202 or 6.20% of net assets.

3	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
4	Rate shown is the discount rate at date of purchase.
5	Illiquid investment. At September 30, 2013, the value of these investments amounted to $5,644,746 or 5.35% of net assets.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2013, the value of this security amounted to $477,480 or 0.45% of net assets.
7

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

8	All or a portion of these securities have been designated as collateral for open swap agreements.
9	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2013 (unaudited)

				Change in
				net unrealized		Net income
		Purchases	Sales	apppreciation		earned from
		during the	during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$9,654,845	$16,480,560	$23,208,851	$—	$2,926,554	$1,569
UBS Opportunistic Emerging Markets Debt Relationship Fund	16,719,829	1,000,000	—	11,049	17,730,878	—
	$26,374,674	$17,480,560	$23,208,851	$11,049	$20,657,432	$1,569

11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or or restructuring event with respect to the referenced index/obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

16	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.
17	Swap agreements are included in the table at value, with the exception of centrally cleared swap agreements which are included in the table at unrealized appreciation/(depreciation).

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	1.45%
Air freight & logistics	0.90
Airlines	0.45
Auto components	0.64
Automobiles	0.44
Biotechnology	5.30
Capital markets	1.89
Chemicals	1.70
Commercial banks	4.53
Commercial services & supplies	0.31
Communications equipment	0.67
Computers & peripherals	2.82
Consumer finance	0.61
Diversified financial services	3.08
Diversified telecommunication services	0.85
Electric utilities	0.30
Electronic equipment, instruments & components	0.45
Energy equipment & services	0.92
Health care equipment & supplies	1.62
Health care providers & services	2.48
Hotels, restaurants & leisure	1.51
Household products	1.12
Industrial conglomerates	1.59
Insurance	6.20
Internet & catalog retail	1.97
Internet software & services	0.55
IT services	2.42
Life sciences tools & services	0.89
Machinery	1.52
Marine	0.58
Media	2.31
Metals & mining	0.85
Multiline retail	0.59
Multi-utilities	0.71
Oil, gas & consumable fuels	1.99
Pharmaceuticals	8.49
Real estate investment trust (REIT)	1.43
Road & rail	3.14
Semiconductors & semiconductor equipment	6.09
Software	2.33
Textiles, apparel & luxury goods	1.30
Tobacco	0.66
Wireless telecommunication services	1.24
Total common stocks	80.89%
Preferred stocks	1.71
Short-term investment	39.05
Total investments before investments sold short	121.65%

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Investments sold short
Common stocks
Aerospace & defense	(0.34)%
Automobiles	(0.75)
Biotechnology	(1.49)
Building products	(0.55)
Capital markets	(2.31)
Chemicals	(3.70)
Commercial banks	(3.34)
Commercial services & supplies	(2.84)
Communications equipment	(0.62)
Computers & peripherals	(2.00)
Construction & engineering	(0.13)
Construction materials	(0.41)
Consumer finance	(0.29)
Distributors	(0.41)
Diversified financial services	(0.58)
Diversified telecommunication services	(1.77)
Electrical equipment	(1.16)
Energy equipment & services	(1.62)
Food products	(0.56)
Gas utilities	(0.54)
Health care equipment & supplies	(2.88)
Health care providers & services	(1.09)
Hotels, restaurants & leisure	(1.50)
Household durables	(0.39)
Insurance	(1.58)
IT services	(1.71)
Life sciences tools & services	(0.93)
Machinery	(2.47)
Media	(3.39)
Metals & mining	(2.24)
Multiline retail	(0.21)
Multi-utilities	(0.95)
Office electronics	(0.83)
Oil, gas & consumable fuels	(0.51)
Pharmaceuticals	(1.37)
Real estate investment trust (REIT)	(0.83)
Road & rail	(1.12)
Semiconductors & semiconductor equipment	(2.21)
Software	(1.48)
Specialty retail	(0.95)
Textiles, apparel & luxury goods	(0.25)
Thrifts & mortgage finance	(0.79)
Trading companies & distributors	(1.46)
Transportation infrastructure	(1.48)
Wireless telecommunication services	(2.56)
Total common stocks	(60.59)%
Total investments sold short	(60.59)%
Total investments, net of investments sold short	61.06
Cash and other assets, less liabilities	38.94
Net assets	100.00%

1

Figures represent the direct investments of UBS Equity Long-Short Multi-Strategy Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment company and derivatives exposure was included.

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—80.89%
Austria—0.35%
Voestalpine AG	1,155	$55,228

Belgium—0.49%
Ageas	1,923	77,890

Canada—0.65%
Detour Gold Corp.*	3,500	29,664
Valeant Pharmaceuticals International, Inc.*1	700	73,031
Total Canada common stocks		102,695

Denmark—2.24%
AP Moeller - Maersk A/S, Class B	10	91,691
Pandora A/S	2,179	89,996
Topdanmark A/S*	3,278	84,431
Tryg A/S	958	88,187
Total Denmark common stocks		354,305

Finland—0.62%
Sampo Oyj, Class A	2,295	98,608

France—2.72%
AXA SA	2,706	62,691
GDF Suez	2,344	58,887
Ingenico	992	71,517
Safran SA	1,890	116,428
Total SA	2,089	121,226
Total France common stocks		430,749

Germany—5.05%
Allianz SE	547	85,989
Bayer AG	1,243	146,568
Continental AG	596	101,029
Deutsche Post AG	4,280	142,033
Deutsche Telekom AG	9,239	133,927
Freenet AG*	3,170	76,700
Fresenius SE & Co KGaA	919	114,157
Total Germany common stocks		800,403

Ireland—0.95%
Accenture PLC, Class A1	800	58,912
Paddy Power PLC	1,143	91,619
Total Ireland common stocks		150,531

Israel—1.36%
Check Point Software Technologies Ltd.*1	2,800	158,368
Teva Pharmaceutical Industries Ltd. ADR	1,500	56,670
Total Israel common stocks		215,038

Japan—0.81%
Sumitomo Mitsui Financial Group, Inc.	1,200	57,928
Toyota Motor Corp.	1,100	70,166
Total Japan common stocks		128,094

Netherlands—2.32%
Koninklijke DSM NV	1,329	100,289
Koninklijke Philips NV	2,751	88,688
NXP Semiconductor NV*1	4,800	178,608
Total Netherlands common stocks		367,585

Norway—1.72%
Algeta ASA*	2,569	99,116
Gjensidige Forsikring ASA	5,661	85,481
SpareBank 1 SMN	11,525	87,588
Total Norway common stocks		272,185

Singapore—0.60%
Avago Technologies Ltd.[1]	2,200	94,864

Spain—1.05%
Grifols SA	1,819	74,686

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Repsol SA	3,666	$90,884
Total Spain common stocks		165,570

Sweden—2.24%
Investment AB Kinnevik, Class B	3,589	124,255
Nordea Bank AB	8,866	106,916
Svenska Cellulosa AB, Class B	4,917	123,945
Total Sweden common stocks		355,116

Switzerland—2.40%
Novartis AG	2,667	204,961
Roche Holding AG (Non-voting)	651	175,572
Total Switzerland common stocks		380,533

United States—55.32%
3M Co.[1]	500	59,705
Acorda Therapeutics, Inc.*1	5,600	191,968
Adobe Systems, Inc.*1	3,200	166,208
Alexion Pharmaceuticals, Inc.*1	400	46,464
Allergan, Inc.[1]	630	56,984
Alliance Data Systems Corp.*1	400	84,588
Alnylam Pharmaceuticals, Inc.*1	1,900	121,619
Amazon.com, Inc.*1	1,000	312,640
American Campus Communities, Inc.[1]	900	30,735
American Capital Agency Corp.[1]	4,200	94,794
Apple, Inc.[1]	560	266,980
Atmel Corp.*1	13,500	100,440
Baker Hughes, Inc.[1]	900	44,190
Baxter International, Inc.[1]	3,900	256,191
Bio-Rad Laboratories, Inc., Class A*1	1,200	141,072
Broadcom Corp., Class A1	5,200	135,252
Capital One Financial Corp.[1]	1,400	96,236
Cardinal Health, Inc.[1]	1,500	78,225
Citigroup, Inc.[1]	5,140	249,341
Comcast Corp., Class A1	3,700	167,055
Commercial Metals Co.[1]	2,900	49,155
Danaher Corp.[1]	1,500	103,980
Digital Realty Trust, Inc.[1]	1,900	100,890
Dow Chemical Co.[1]	4,400	168,960
Eli Lilly & Co.[1]	1,200	60,396
EOG Resources, Inc.[1]	330	55,862
Epizyme, Inc.*1	900	36,117
Fifth Third Bancorp[1]	3,600	64,944
General Dynamics Corp.[1]	1,300	113,776
Gilead Sciences, Inc.*1	2,400	150,816
Google, Inc., Class A*1	100	87,591
Hertz Global Holdings, Inc.*1	7,800	172,848
Hess Corp.[1]	600	46,404
Hospira, Inc.*1	4,600	180,412
Illinois Tool Works, Inc.[1]	1,800	137,286
Impax Laboratories, Inc.*1	4,100	84,091
Invesco Ltd.[1]	1,800	57,420
JC Penney Co., Inc.*1	2,200	19,404
Johnson & Johnson[1]	1,600	138,704
JPMorgan Chase & Co.[1]	2,200	113,718
Lam Research Corp.*1	900	46,071
Lexicon Pharmaceuticals, Inc.*1	24,600	58,302
Ligand Pharmaceuticals, Inc., Class B*1	1,400	60,592
Lincoln National Corp.[1]	3,500	146,965
Macy’s, Inc.[1]	1,700	73,559
McDermott International, Inc.*1	7,100	52,753
MetLife, Inc.[1]	3,100	145,545
Micron Technology, Inc.*1	12,900	225,363
Morgan Stanley[1]	9,000	242,550
Motorola Solutions, Inc.[1]	1,800	106,884

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
United States
NetApp, Inc.[1]	4,200	$179,004
NextEra Energy, Inc.	600	48,096
NII Holdings, Inc.*1	19,800	120,186
Noble Corp.[1]	1,300	49,101
Norfolk Southern Corp.[1]	4,200	324,870
Parker Hannifin Corp.[1]	950	103,284
Perrigo Co.[1]	700	86,366
PG&E Corp.[1]	1,300	53,196
Philip Morris International, Inc.[1]	1,200	103,908
PNC Financial Services Group, Inc.[1]	600	43,470
Principal Financial Group, Inc.[1]	1,400	59,948
Procter & Gamble Co.[1]	700	52,913
Prudential Financial, Inc.[1]	600	46,788
Ralph Lauren Corp.[1]	700	115,311
Salix Pharmaceuticals Ltd.*1	1,200	80,256
ServiceSource International, Inc.*1	19,800	239,184
Skyworks Solutions, Inc.*1	7,400	183,816
Spirit Airlines, Inc.*	2,100	71,967
Starbucks Corp.[1]	900	69,273
SunTrust Banks, Inc.[1]	1,300	42,146
Symantec Corp.[1]	1,800	44,550
Time Warner, Inc.[1]	2,000	131,620
Twenty-First Century Fox, Inc.[1]	2,000	67,000
UnitedHealth Group, Inc.[1]	2,800	200,508
US Bancorp[1]	6,100	223,138
Waste Management, Inc.[1]	1,200	49,488
Wells Fargo & Co.[1]	2,200	90,904
Yum! Brands, Inc.[1]	1,100	78,529
Total United States common stocks		8,760,865
Total common stocks (cost $10,828,700)		12,810,259

Preferred stocks—1.71%
Germany—0.63%
Henkel AG & Co KGaA, Preference shares	965	99,440

Italy—1.08%
Telecom Italia SpA, Preference shares	257,162	170,784
Total preferred stocks (cost $248,834)		270,224

Short-term investment—39.05%
Investment company—39.05%
UBS Cash Management Prime Relationship Fund[2] (cost $6,183,917)	6,183,917	6,183,917
Total investments before investments sold short: 121.65% (cost $17,261,451)		19,264,400

Investments sold short—(60.59)%
Common stocks—(60.59)%
Austria—(1.65)%
Erste Group Bank AG	(188)	(5,941)
Raiffeisen Bank International AG	(2,201)	(72,029)
Strabag SE	(822)	(20,506)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(1,491)	(76,549)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Wienerberger AG	(4,947)	$(86,869)
Total Austria common stocks		(261,894)

Belgium—(0.39)%
Belgacom SA	(2,296)	(61,036)

Bermuda—(0.70)%
Frontline Ltd.	(19,930)	(51,372)
Marvell Technology Group Ltd.	(5,200)	(59,800)
Total Bermuda common stocks		(111,172)

Finland—(0.81)%
Konecranes Oyj	(2,818)	(94,889)
Stockmann OYJ Abp, Class B	(1,953)	(33,317)
Total Finland common stocks		(128,206)

France—(2.40)%
Areva SA	(2,033)	(36,965)
Arkema S.A.	(1,116)	(124,330)
Bourbon SA	(2,542)	(66,406)
CGG	(1,960)	(45,170)
Groupe Eurotunnel SA	(11,796)	(107,510)
Total France common stocks		(380,381)

Germany—(3.49)%
E.ON SE	(4,376)	(77,849)
H&R AG	(3,526)	(43,776)
Hamburger Hafen und Logistik AG	(3,026)	(74,424)
K+S AG NPV	(1,902)	(49,301)
LANXESS AG	(804)	(52,187)
MTU Aero Engines AG	(578)	(54,001)
RWE AG	(2,157)	(73,361)
Salzgitter AG	(863)	(35,860)
SGL Carbon SE	(2,434)	(92,595)
Total Germany common stocks		(553,354)

Italy—(3.45)%
Banca Monte dei Paschi di Siena SpA	(200,283)	(55,545)
Fiat SpA	(14,961)	(119,213)
Italcementi SpA	(8,560)	(65,256)
Mediaset SpA	(6,228)	(25,277)
Saras SpA	(23,360)	(29,232)
Snam SpA	(16,987)	(86,040)
Telecom Italia SpA	(200,927)	(165,813)
Total Italy common stocks		(546,376)

Luxembourg—(1.07)%
APERAM SA NPV	(5,497)	(84,703)
Millicom International Cellular SA SDR	(951)	(83,977)
Total Luxembourg common stocks		(168,680)

Mexico—(0.53)%
America Movil SAB de CV ADR	(4,200)	(83,202)

Netherlands—(1.12)%
Fugro NV CVA	(966)	(58,926)
Koninklijke Vopak NV	(919)	(52,659)
LyondellBasell Industries NV, Class A	(900)	(65,907)
Total Netherlands common stocks		(177,492)

Norway—(1.35)%
Norsk Hydro ASA	(17,926)	(74,318)
Tomra Systems ASA	(6,253)	(58,753)
Yara International ASA	(1,936)	(79,942)
Total Norway common stocks		(213,013)

Singapore—(0.56)%
Wilmar International Ltd.	(35,000)	(88,438)

Spain—(1.68)%
Atresmedia Corp. de Medios de Comunicaion SA	(6,174)	(79,432)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Spain
Tecnicas Reunidas SA	(1,866)	$(85,452)
Zardoya Otis SA	(6,251)	(101,480)
Total Spain common stocks		(266,364)

Sweden—(2.92)%
Electrolux AB, Series B	(2,388)	(62,016)
Modern Times Group AB, Class B	(2,189)	(114,172)
Ratos AB, Class B	(9,731)	(90,622)
Sandvik AB	(8,022)	(110,843)
SSAB AB, Class A	(13,061)	(85,255)
Total Sweden common stocks		(462,908)

Switzerland—(0.42)%
Tyco International Ltd.	(1,900)	(66,462)

United States—(38.05)%
Abaxis, Inc.	(1,000)	(42,100)
Abbott Laboratories	(1,100)	(36,509)
AbbVie, Inc.	(1,100)	(49,203)
ADT Corp.	(2,272)	(92,380)
Advanced Micro Devices, Inc.	(12,600)	(47,880)
AGCO Corp.	(1,400)	(84,588)
Alcoa, Inc.	(9,100)	(73,892)
Align Technology, Inc.	(900)	(43,308)
American Express Co.	(600)	(45,312)
American International Group, Inc.	(2,500)	(121,575)
Amgen, Inc.	(400)	(44,776)
Analog Devices, Inc.	(700)	(32,935)
Associated Banc-Corp.	(4,100)	(63,509)
AT&T, Inc.	(1,600)	(54,112)
Bank of America Corp.	(6,600)	(91,080)
Bank of New York Mellon Corp.	(1,500)	(45,285)
Bristol-Myers Squibb Co.	(1,500)	(69,420)
Celgene Corp.	(600)	(92,358)
Centene Corp.	(700)	(44,772)
Cepheid, Inc.	(900)	(35,136)
Charles Schwab Corp.	(5,200)	(109,928)
Choice Hotels International, Inc.	(700)	(30,233)
Cisco Systems, Inc.	(4,200)	(98,364)
Citrix Systems, Inc.	(800)	(56,488)
City National Corp.	(500)	(33,330)
Cognizant Technology Solutions Corp., Class A	(1,400)	(114,968)
CSX Corp.	(3,900)	(100,386)
Cullen/Frost Bankers, Inc.	(500)	(35,275)
DexCom, Inc.	(2,100)	(59,283)
Diebold, Inc.	(1,700)	(49,912)
Discovery Communications, Inc., Class A	(300)	(25,326)
Douglas Emmett, Inc.	(1,000)	(23,470)
Ecolab, Inc.	(700)	(69,132)
Electronic Arts, Inc.	(2,800)	(71,540)
Endo Health Solutions, Inc.	(800)	(36,352)
Equity Residential	(500)	(26,785)
Fastenal Co.	(2,400)	(120,600)
Federal Realty Investment Trust	(200)	(20,290)
First Solar, Inc.	(1,200)	(48,252)
Fiserv, Inc.	(900)	(90,945)
Gannett Co., Inc.	(3,900)	(104,481)
Gap, Inc.	(2,100)	(84,588)
Genuine Parts Co.	(800)	(64,712)
Hartford Financial Services Group, Inc.	(1,700)	(52,904)
Healthcare Services Group, Inc.	(2,400)	(61,824)
Henry Schein, Inc.	(500)	(51,850)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Hewlett-Packard Co.	(5,300)	$(111,194)
Hyatt Hotels Corp., Class A	(2,200)	(94,512)
IDEXX Laboratories, Inc.	(750)	(74,737)
Intel Corp.	(5,700)	(130,644)
International Business Machines Corp.	(350)	(64,813)
Kansas City Southern	(700)	(76,552)
Lamar Advertising Co., Class A	(2,900)	(136,387)
Lexmark International, Inc., Class A	(1,800)	(59,400)
Meridian Bioscience, Inc.	(2,000)	(47,300)
Mettler-Toledo International, Inc.	(460)	(110,441)
New York Community Bancorp, Inc.	(4,200)	(63,462)
Northern Trust Corp.	(600)	(32,634)
Owens & Minor, Inc.	(2,200)	(76,098)
People’s United Financial, Inc.	(4,300)	(61,834)
Perrigo Co.	(500)	(61,690)
Pitney Bowes, Inc.	(6,800)	(123,692)
Praxair, Inc.	(500)	(60,105)
Public Storage	(250)	(40,138)
QLogic Corp.	(8,800)	(96,272)
RadioShack Corp.	(9,500)	(32,395)
Red Hat, Inc.	(2,300)	(106,122)
Rockwell Automation, Inc.	(500)	(53,470)
SBA Communications Corp., Class A	(900)	(72,414)
Sigma-Aldrich Corp.	(500)	(42,650)
Signature Bank	(700)	(64,064)
Starwood Hotels & Resorts Worldwide, Inc.	(1,700)	(112,965)
Stericycle, Inc.	(400)	(46,160)
STERIS Corp.	(850)	(36,516)
Stifel Financial Corp.	(900)	(37,098)
SVB Financial Group	(800)	(69,096)
T. Rowe Price Group, Inc.	(700)	(50,351)
Taubman Centers, Inc.	(300)	(20,193)
TCF Financial Corp.	(4,300)	(61,404)
TearLab Corp.	(2,100)	(23,226)
Telephone & Data Systems, Inc.	(3,000)	(88,650)
Teradyne, Inc.	(1,800)	(29,736)
Thermo Fisher Scientific, Inc.	(400)	(36,860)
Under Armour, Inc., Class A	(500)	(39,725)
United States Cellular Corp.	(1,700)	(77,401)
United Therapeutics Corp.	(800)	(63,080)
Walt Disney Co.	(800)	(51,592)
Williams-Sonoma, Inc.	(600)	(33,720)
Wright Medical Group, Inc.	(2,300)	(59,984)
WW Grainger, Inc.	(420)	(109,918)
Xerox Corp.	(12,800)	(131,712)
Zimmer Holdings, Inc.	(400)	(32,856)
Zions Bancorporation	(2,500)	(68,550)
Total United States common stocks		(6,025,161)
Total common stocks (proceeds $8,406,132)		(9,594,139)
Total investments sold short (proceeds $8,406,132)		(9,594,139)
Total investments, net of investments sold short—61.06%		9,670,261
Cash and other assets, less liabilities: 38.94%		6,165,903
Net assets: 100.00%		$15,836,164

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,328,054
Gross unrealized depreciation	(325,105)
Net unrealized appreciation of investments	$2,002,949

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	65,000	USD	86,896	10/22/13	$(1,044)
JPMCB	GBP	425,000	USD	641,518	10/22/13	(46,397)
JPMCB	JPY	70,100,000	USD	702,238	10/22/13	(11,011)
JPMCB	TRY	1,263,173	USD	610,000	10/22/13	(13,070)
JPMCB	USD	646,139	EUR	495,000	10/22/13	23,555
JPMCB	USD	102,740	GBP	65,000	10/22/13	2,471
JPMCB	USD	40,898	JPY	4,000,000	10/22/13	(200)
JPMCB	USD	29,315	JPY	2,900,000	10/22/13	192
JPMCB	USD	626,497	TRY	1,263,173	10/22/13	(3,427)
Net unrealized depreciation on forward foreign currency contracts						$(48,931)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

September 30, 2013

Portfolio Swap Outstanding3

Counterparty	Description	Termination Date[4]	Value
CSI	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR floating rate.	Twelve month maturities of 02/04/14 — 06/06/14	$18,435

Additional Information for Portfolio Swap

Portfolio swap positions	Notional Values[5]	Current Values[6]	Value[7]

Long Positions

United Kingdom
Berkeley Group Holdings PLC	$52,235	$51,053	$(1,182)
BT Group PLC	75,203	78,978	3,775
Centrica PLC	93,057	89,112	(3,945)
Filtrona PLC	140,227	135,679	(4,548)
GlaxoSmithKline PLC	162,328	158,724	(3,604)
Halma PLC	54,877	56,815	1,938
Informa PLC	60,177	62,010	1,833
Legal & General Group PLC	155,159	161,803	6,644
Meggitt PLC	103,023	107,249	4,226
Mondi PLC	84,260	79,090	(5,170)
Next PLC	107,322	112,940	5,618
Nichols PLC	131,875	134,825	2,950
Pearson PLC	96,001	94,931	(1,070)
Prudential PLC	55,197	52,901	(2,296)
Qinetiq Group PLC	103,485	105,369	1,884
Reckitt Benckiser Group PLC	156,878	161,569	4,691
Rightmove PLC	63,301	64,431	1,130
William Hill PLC	77,468	75,171	(2,297)
WPP PLC	105,706	112,052	6,346
Total United Kingdom	1,877,779	1,894,702	16,923

Total Long Positions of Portfolio Swap	1,877,779	1,894,702	16,923

Short Positions

Hong Kong
China Coal Energy	(52,910)	(53,720)	(810)

South Korea
Hyundai Steel Co., Ltd	(96,337)	(112,121)	(15,784)

Taiwan
Taiwan Glass Industry Corp.	(98,021)	(108,748)	(10,727)

United Kingdom
Anglo American PLC	(51,560)	(52,467)	(907)
AstraZeneca PLC	(55,312)	(56,793)	(1,481)
BHP Billiton Ltd.	(92,432)	(89,541)	2,891
Croda International PLC	(95,423)	(97,397)	(1,974)
Rio Tinto PLC	(53,865)	(55,742)	(1,877)
Stobart Group Ltd.	(55,492)	(60,219)	(4,727)
Total United Kingdom	(404,084)	(412,159)	(8,075)

Total Short Positions of Portfolio Swap	(651,352)	(686,748)	(35,396)

Total Long and Short Positions of Portfolio Swap	1,226,427	1,207,954	(18,473)

Financing Costs and Other Receivables			38

Net Swap Agreement, at value			$(18,435)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$12,810,259	$—	$—	$12,810,259
Preferred stocks	270,224	—	—	270,224
Short-term investment	—	6,183,917	—	6,183,917
Common stocks sold short	(9,594,139)	—	—	(9,594,139)
Forward foreign currency contracts, net	—	(48,931)	—	(48,931)
Swap agreements, net	—	(18,435)	—	(18,435)
Total	$3,486,344	$6,116,551	$—	$9,602,895

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$4,066,550	$3,976,260	$1,858,893	$6,183,917	$1,265

3	Illiquid investment. At September 30, 2013, the value of these investments amounted to $18,435 or 0.12% of net assets.
4	The twelve month maturity dates are measured from the commencement of investment in each underlying portfolio swap market.
5	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
6	Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
7	Value represents the unrealized gain (loss) of the positions at September 30, 2013.

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	0.50%
Air freight & logistics	0.39
Airlines	1.40
Auto components	1.22
Automobiles	3.55
Beverages	2.01
Biotechnology	0.44
Building products	0.87
Capital markets	2.95
Chemicals	1.89
Commercial banks	12.38
Computers & peripherals	0.68
Construction materials	1.31
Consumer finance	0.37
Containers & packaging	0.36
Distributors	0.41
Diversified financial services	1.93
Diversified telecommunication services	0.98
Electric utilities	0.59
Electrical equipment	0.74
Electronic equipment, instruments & components	1.11
Energy equipment & services	0.68
Food & staples retailing	1.73
Food products	3.16
Hotels, restaurants & leisure	2.55
Household durables	1.54
Household products	0.37
Insurance	5.89
Internet & catalog retail	0.35
Internet software & services	0.46
IT services	1.38
Leisure equipment & products	0.84
Life sciences tools & services	0.29
Machinery	5.31
Marine	0.53
Media	1.17
Metals & mining	3.36
Multiline retail	0.53
Multi-utilities	0.51
Oil, gas & consumable fuels	5.32
Personal products	0.88
Pharmaceuticals	7.66
Real estate investment trust (REIT)	0.96
Real estate management & development	1.52
Semiconductors & semiconductor equipment	4.21
Software	2.01
Specialty retail	1.56
Textiles, apparel & luxury goods	2.74
Tobacco	1.11
Trading companies & distributors	1.51
Wireless telecommunication services	2.33
Total common stocks	98.54%
Preferred stock	0.60
Right	0.06
Short-term investment	0.43
Investment of cash collateral from securities loaned	4.80
Total investments	104.43%
Liabilities, in excess of cash and other assets	(4.43)
Net assets	100.00%

1

Figures represent the direct investments of UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund) (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment company and derivatives exposure was included.

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—98.54%
Australia: 2.19%
Commonwealth Bank of Australia	2,471	$164,153
Flight Centre Ltd.	1,732	78,042
JB Hi-Fi Ltd.	4,113	80,386
Westfield Group	9,304	95,563
Total Australia common stocks		418,144

Belgium: 0.40%
Anheuser-Busch InBev NV	775	77,146

Brazil: 1.48%
BB Seguridade Participacoes SA	12,432	122,340
Cielo SA	3,000	81,135
Vale SA ADR[1]	5,100	79,611
Total Brazil common stocks		283,086

Canada: 2.98%
Canadian Oil Sands Ltd.	4,200	81,386
Lightstream Resources Ltd.[1]	7,134	51,390
Petrominerales Ltd.[1]	6,100	69,288
Royal Bank of Canada	2,800	179,409
Suncor Energy, Inc.	5,200	185,929
Total Canada common stocks		567,402

China: 3.90%
AIA Group Ltd.	43,238	203,203
Brilliance China Automotive Holdings Ltd.*	70,000	105,055
China Construction Bank Corp., H Shares	315,280	242,683
China Merchants Bank Co., Ltd., H Shares	38,259	69,554
China Mobile Ltd.	11,000	122,894
Total China common stocks		743,389

Denmark: 1.06%
AP Moeller - Maersk A/S	11	100,860
Novo Nordisk A/S, Class B	595	101,017
Total Denmark common stocks		201,877

Finland: 1.11%
Sampo Oyj, Class A	4,933	211,954

France: 5.32%
BNP Paribas SA	1,640	110,934
Carrefour SA	6,527	224,062
Ingenico	1,045	75,337
Lafarge SA	813	56,632
Peugeot SA*	7,023	115,438
Safran SA	1,561	96,161
Schneider Electric SA	1,675	141,649
Societe Generale SA	1,892	94,270
Technip SA	357	41,917
Valeo SA	673	57,469
Total France common stocks		1,013,869

Germany: 9.14%
Allianz SE	694	109,098
Bayer AG	2,993	352,918
Bayerische Motoren Werke AG	805	86,546
Deutsche Bank AG	2,425	111,346
Deutsche Post AG	2,217	73,572
E.ON SE	5,449	96,937
GEA Group AG	2,766	113,588
Gerresheimer AG	907	54,333
HeidelbergCement AG	2,509	193,509
Hugo Boss AG	368	47,604
Infineon Technologies AG	9,156	91,600
Linde AG	470	93,087

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
SAP AG	1,960	$144,962
ThyssenKrupp AG*	3,746	89,598
Wirecard AG	2,406	82,302
Total Germany common stocks		1,741,000

Hong Kong: 0.39%
Techtronic Industries Co.	28,500	74,227

Indonesia: 0.74%
Astra International Tbk PT	137,000	76,308
Bank Rakyat Indonesia Persero Tbk PT	105,000	65,739
Total Indonesia common stocks		142,047

Ireland: 2.43%
Kingspan Group PLC	4,744	79,101
Ryanair Holdings PLC ADR	2,700	134,298
Shire PLC	4,500	180,524
Smurfit Kappa Group PLC	3,041	68,704
Total Ireland common stocks		462,627

Israel: 1.13%
Check Point Software Technologies Ltd.*	2,000	113,120
Teva Pharmaceutical Industries Ltd.	2,719	102,385
Total Israel common stocks		215,505

Italy: 0.33%
Azimut Holding SpA	2,778	63,476

Japan: 22.17%
Asahi Glass Co., Ltd.	14,000	86,739
Bridgestone Corp.	2,600	94,562
Calsonic Kansei Corp.	15,000	80,116
Cosmos Pharmaceutical Corp.	800	105,071
Credit Saison Co., Ltd.	2,600	70,333
Don Quijote Co., Ltd.	1,600	100,107
FANUC Corp.	500	82,456
ITOCHU Corp.[1]	17,400	212,776
Japan Airlines Co., Ltd.	2,200	132,947
Japan Petroleum Exploration Co.	2,100	90,157
Kakaku.com, Inc.	3,800	88,491
KDDI Corp.	3,400	174,332
Keyence Corp.	200	75,792
Komatsu Ltd.[1]	3,600	89,327
Makino Milling Machine Co., Ltd.	15,000	105,906
Mitsubishi Estate Co., Ltd.	4,000	117,849
Mitsubishi UFJ Financial Group, Inc.	67,400	429,928
Murata Manufacturing Co., Ltd.[1]	800	60,959
Nippon Steel & Sumitomo Metal Corp.[1]	39,000	132,123
NTT Urban Development Corp.	4,700	61,538
ORIX Corp.	16,500	267,740
Panasonic Corp.	14,800	142,738
Sankyo Co., Ltd.	3,300	160,980
Shin-Etsu Chemical Co., Ltd.[1]	2,600	158,706
Shiseido Co., Ltd.[1]	9,300	166,898
Sumitomo Mitsui Financial Group, Inc.[1]	2,600	125,510
Tadano Ltd.	7,000	89,516
THK Co., Ltd.	10,000	221,171
Tokio Marine Holdings, Inc.	3,000	97,818
Tokyo Tatemono Co., Ltd.	12,000	109,629
Toyota Motor Corp.	4,600	293,423
Total Japan common stocks		4,225,638

Macau: 1.35%
Sands China Ltd.	41,600	257,187

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—(concluded)
Netherlands: 4.05%
ASML Holding NV	1,110	$109,621
CNH Industrial NV*	13,897	178,229
Gemalto NV	346	37,152
Heineken NV	2,308	163,581
ING Groep NV CVA*	8,828	99,736
Koninklijke DSM NV	1,439	108,590
Unilever NV CVA	1,916	74,535
Total Netherlands common stocks		771,444

Norway: 1.36%
DNB ASA	4,706	71,452
Telenor ASA	8,189	187,115
Total Norway common stocks		258,567

Russia: 1.39%
Mobile Telesystems OJSC ADR	6,650	148,029
Sberbank of Russia Federation	38,794	116,975
Total Russia common stocks		265,004

Singapore: 0.27%
Ezion Holdings Ltd.	29,000	50,855

South Africa: 1.17%
Naspers Ltd., Class N	2,404	222,302

South Korea: 2.00%
Samsung Electronics Co., Ltd.	215	273,482
Shinhan Financial Group Co., Ltd.	2,640	107,229
Total South Korea common stocks		380,711

Spain: 2.03%
Amadeus IT Holding SA, Class A	2,806	99,458
Grifols SA	2,019	82,898
Inditex SA	806	124,196
Viscofan SA	1,393	79,659
Total Spain common stocks		386,211

Sweden: 2.02%
JM AB	2,662	77,457
Lundin Petroleum AB*	4,082	88,033
Skandinaviska Enskilda Banken AB, Class A	8,400	89,010
Trelleborg AB, Class B	2,308	43,742
Volvo AB, Class B	5,810	87,014
Total Sweden common stocks		385,256

Switzerland: 9.83%
Cie Financiere Richemont SA	1,434	143,662
Credit Suisse Group AG*	9,942	303,641
GAM Holding AG*	4,650	84,069
Glencore Xstrata PLC*	28,971	157,916
Nestle SA	5,240	366,484
Novartis AG	7,335	563,700
Roche Holding AG (Non-voting)	587	158,312
Swatch Group AG	846	95,419
Total Switzerland common stocks		1,873,203

Taiwan: 1.23%
Catcher Technology Co., Ltd. GDR[2]	3,500	92,629
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	142,760
Total Taiwan common stocks		235,389

Thailand: 0.56%
Kasikornbank PCL	18,800	106,081

United Kingdom: 16.51%
ARM Holdings PLC	11,577	184,796
ASOS PLC*	806	67,081
Associated British Foods PLC	2,660	80,786

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Aviva PLC	25,064	$161,006
Barclays PLC	33,815	145,343
BG Group PLC	5,659	108,150
BP PLC	33,931	237,906
Burberry Group PLC	8,885	235,033
Carnival PLC	2,296	77,834
Derwent London PLC	1,099	42,149
Diageo PLC	772	24,558
Great Portland Estates PLC	5,265	45,942
HSBC Holdings PLC	22,187	240,439
Imperial Tobacco Group PLC	5,709	211,371
Inchcape PLC	7,924	78,316
InterContinental Hotels Group PLC	2,522	73,573
Jardine Lloyd Thompson Group PLC	2,798	42,805
John Wood Group PLC	2,766	35,913
Kingfisher PLC	14,857	92,817
Premier Oil PLC	15,768	83,090
Prudential PLC	9,461	176,292
Reckitt Benckiser Group PLC	959	70,174
Rio Tinto PLC	3,716	181,859
Royal Dutch Shell PLC, Class A	587	19,386
SABMiller PLC	2,307	117,403
Sage Group PLC	23,453	125,219
SSE PLC	4,699	112,130
Wolseley PLC	1,433	74,167
Total United Kingdom common stocks		3,145,538
Total common stocks (cost $15,946,736)		18,779,135

Preferred stock: 0.60%
Germany: 0.60%
Volkswagen AG, Preference shares (cost $102,388)	483	113,860

	Number of rights
Rights: 0.06%
United Kingdom: 0.06%
Barclays PLC, expires 10/2/2013* (cost $0)	8,453	11,050

	Shares
Short-term investment: 0.43%
Investment company: 0.43%
UBS Cash Management Prime Relationship Fund [3] (cost $82,158)	82,158	82,158

Investment of cash collateral from securities loaned: 4.80%
UBS Private Money Market Fund LLC [3] (cost $914,684)	914,684	914,684
Total investments: 104.43% (cost $17,045,966)		19,900,887
Liabilities, in excess of cash and other assets: (4.43)%		(844,202)
Net assets: 100.00%		$19,056,685

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,432,299
Gross unrealized depreciation	(577,378)
Net unrealized appreciation of investments	$2,854,921

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	72,600	SEK	748,478	10/31/13	$(1,126)
JPMCB	AUD	57,200	USD	53,007	10/31/13	(243)
JPMCB	BRL	551,800	USD	230,801	10/31/13	(16,298)
JPMCB	CHF	174,800	USD	185,212	10/31/13	(8,124)
JPMCB	CNY	1,669,700	USD	270,502	10/31/13	(1,895)
JPMCB	EUR	322,500	USD	430,292	10/31/13	(6,035)
JPMCB	GBP	508,100	USD	790,871	10/31/13	(31,489)
JPMCB	HKD	1,491,200	USD	192,312	10/31/13	34
JPMCB	ILS	377,500	USD	103,601	10/31/13	(3,462)
JPMCB	JPY	9,474,400	USD	96,795	10/31/13	390
JPMCB	JPY	16,659,900	USD	167,433	10/31/13	(2,087)
JPMCB	KRW	368,870,800	USD	331,066	10/31/13	(11,464)
JPMCB	MYR	458,000	USD	137,558	10/31/13	(2,657)
JPMCB	SEK	572,800	USD	89,943	10/31/13	881
JPMCB	THB	5,310,000	USD	163,231	10/31/13	(6,199)
JPMCB	TWD	5,405,500	USD	180,828	10/31/13	(2,081)
JPMCB	TWD	3,937,800	USD	133,390	10/31/13	144
JPMCB	USD	424,615	AUD	472,300	10/31/13	15,073
JPMCB	USD	196,108	CAD	206,300	10/31/13	4,028
JPMCB	USD	187,435	CHF	174,800	10/31/13	5,902
JPMCB	USD	82,244	DKK	462,200	10/31/13	1,618
JPMCB	USD	1,183,609	EUR	892,600	10/31/13	24,036
JPMCB	USD	246,068	GBP	153,800	10/31/13	2,857
JPMCB	USD	85,682	IDR	1,002,055,500	10/31/13	366
JPMCB	USD	150,889	JPY	14,995,100	10/31/13	1,691
JPMCB	USD	169,826	JPY	16,659,900	10/31/13	(306)
JPMCB	USD	112,430	MXN	1,500,300	10/31/13	1,882
JPMCB	USD	139,617	MYR	458,000	10/31/13	598
JPMCB	USD	177,873	NOK	1,087,300	10/31/13	2,731
JPMCB	USD	158,834	PLN	515,000	10/31/13	5,766
JPMCB	USD	31,131	SEK	204,300	10/31/13	634
JPMCB	USD	112,741	SGD	144,100	10/31/13	2,126
JPMCB	USD	91,081	THB	2,950,000	10/31/13	3,047
JPMCB	USD	73,751	TWD	2,200,000	10/31/13	691
JPMCB	ZAR	1,745,200	USD	167,686	10/31/13	(5,345)
MSCI	AUD	145,600	USD	137,116	10/31/13	1,570
Net unrealized depreciation on forward foreign currency contracts						$(22,746)

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$18,662,160	$116,975	$—	$18,779,135
Preferred stock	113,860	—	—	113,860
Rights	11,050	—	—	11,050
Short-term investment	—	82,158	—	82,158
Investment of cash collateral from securities loaned	—	914,684	—	914,684
Forward foreign currency contracts, net	—	(22,746)	—	(22,746)
Total	$18,787,070	$1,091,071	$—	$19,878,141

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of this security amounted to $92,629 or 0.49% of net assets.

3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2013	9/30/2013	9/30/2013	9/30/2013	9/30/2013
UBS Cash Management Prime Relationship Fund	$385,436	$1,156,399	$1,459,677	$82,158	$81
UBS Private Money Market Fund LLC[a]	567,869	3,767,303	3,420,488	914,684	11
	$953,305	$4,923,702	$4,880,165	$996,842	$92

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	2.53%
Biotechnology	6.27
Capital markets	4.21
Chemicals	2.34
Commercial banks	3.89
Commercial services & supplies	1.87
Computers & peripherals	6.05
Consumer finance	1.66
Diversified financial services	5.68
Electric utilities	1.46
Energy equipment & services	6.24
Food products	3.42
Health care equipment & supplies	2.08
Health care providers & services	4.20
Hotels, restaurants & leisure	2.46
Industrial conglomerates	2.39
Insurance	4.06
Internet & catalog retail	4.52
IT services	2.47
Life sciences tools & services	1.13
Machinery	4.35
Media	7.09
Metals & mining	0.59
Multiline retail	2.13
Multi-utilities	1.56
Oil, gas & consumable fuels	3.59
Pharmaceuticals	10.33
Real estate investment trust (REIT)	2.67
Road & rail	6.15
Semiconductors & semiconductor equipment	9.02
Software	5.96
Textiles, apparel & luxury goods	1.36
Tobacco	3.04
Wireless telecommunication services	1.38
Total common stocks	128.15%
Investment company
SPDR S&P 500 ETF Trust	0.70
Options purchased	0.30
Short-term investment	0.77
Total investments, net of investments sold short	129.92%

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Investments sold short
Common stocks
Biotechnology	(1.39)
Capital markets	(1.76)
Chemicals	(1.05)
Commercial banks	(1.70)
Commercial services & supplies	(1.48)
Computers & peripherals	(1.37)
Consumer finance	(0.36)
Diversified financial services	(0.43)
Health care equipment & supplies	(3.28)
Health care providers & services	(1.15)
Hotels, restaurants & leisure	(2.32)
Insurance	(1.00)
IT services	(0.45)
Life sciences tools & services	(1.04)
Machinery	(0.58)
Media	(2.86)
Office electronics	(0.62)
Pharmaceuticals	(1.58)
Real estate investment trust (REIT)	(0.48)
Road & rail	(0.89)
Semiconductors & semiconductor equipment	(1.74)
Software	(0.92)
Textiles, apparel & luxury goods	(0.38)
Trading companies & distributors	(0.42)
Wireless telecommunication services	(0.39)
Total investments sold short	(29.64)%
Total investments, net of investments sold short	100.28
Liabilities, in excess of cash and other assets	(0.28)
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of UBS U.S. Defensive Equity Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment company and derivatives exposure was included.

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks : 128.15%
Aerospace & defense : 2.53%
General Dynamics Corp.[1]	4,200	$367,584

Biotechnology: 6.27%
Acorda Therapeutics, Inc.*1	5,850	200,538
Alexion Pharmaceuticals, Inc.*1	1,500	174,240
Alnylam Pharmaceuticals, Inc.*1	2,100	134,421
Bluebird Bio, Inc.*1	900	24,264
Epizyme, Inc.*1	800	32,104
Gilead Sciences, Inc.*1	3,150	197,946
Lexicon Pharmaceuticals, Inc.*1	28,250	66,952
Ligand Pharmaceuticals, Inc., Class B*1	1,850	80,068
		910,533
Capital markets: 4.21%
Invesco Ltd.[1]	5,250	167,475
Morgan Stanley[1]	16,500	444,675
		612,150
Chemicals: 2.34%
Dow Chemical Co.[1]	8,850	339,840

Commercial banks: 3.89%
US Bancorp[1]	7,200	263,376
Wells Fargo & Co.[1]	7,300	301,636
		565,012
Commercial services & supplies: 1.87%
Waste Management, Inc.[1]	6,600	272,184

Computers & peripherals: 6.05%
Apple, Inc.[1]	1,200	572,100
NetApp, Inc.[1]	7,200	306,864
		878,964
Consumer finance: 1.66%
Capital One Financial Corp.[1]	3,500	240,590

Diversified financial services: 5.68%
Citigroup, Inc.[1]	8,919	432,661
JPMorgan Chase & Co.[1]	7,600	392,844
		825,505
Electric utilities: 1.46%
Edison International[1]	4,600	211,876

Energy equipment & services: 6.24%
Baker Hughes, Inc.[1]	5,400	265,140
Halliburton Co.[1]	4,250	204,637
McDermott International, Inc.*1	16,000	118,880
Noble Corp.[1]	8,400	317,268
		905,925
Food products: 3.42%
Mondelez International, Inc., Class A1	15,800	496,436

Health care equipment & supplies: 2.08%
Baxter International, Inc.[1]	4,600	302,174

Health care providers & services: 4.20%
Cardinal Health, Inc.[1]	3,350	174,703
Envision Healthcare Holdings, Inc.*1	5,200	135,356
UnitedHealth Group, Inc.[1]	4,200	300,762
		610,821
Hotels, restaurants & leisure: 2.46%
Yum! Brands, Inc.[1]	5,000	356,950

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Industrial conglomerates: 2.39%
Danaher Corp.[1]	5,000	$346,600

Insurance: 4.06%
Lincoln National Corp.[1]	6,150	258,238
MetLife, Inc.[1]	7,050	330,998
		589,236
Internet & catalog retail: 4.52%
Amazon.com, Inc.*1	2,100	656,544

IT services: 2.47%
ServiceSource International, Inc.*1	29,650	358,172

Life sciences tools & services: 1.13%
Bio-Rad Laboratories, Inc., Class A*1	1,400	164,584

Machinery: 4.35%
Illinois Tool Works, Inc.[1]	4,000	305,080
Parker Hannifin Corp.[1]	3,000	326,160
		631,240
Media: 7.09%
Comcast Corp., Class A1	9,500	428,925
Time Warner, Inc.[1]	5,950	391,570
Viacom, Inc., Class B1	2,500	208,950
		1,029,445
Metals & mining: 0.59%
Commercial Metals Co.[1]	5,100	86,445

Multiline retail: 2.13%
JC Penney Co., Inc.*1	12,300	108,486
Macy’s, Inc.[1]	4,650	201,206
		309,692
Multi-utilities: 1.56%
PG&E Corp.[1]	5,550	227,106

Oil, gas & consumable fuels: 3.59%
EOG Resources, Inc.[1]	1,400	236,992
Exxon Mobil Corp.[1]	3,300	283,932
		520,924
Pharmaceuticals: 10.33%
Allergan, Inc.[1]	1,500	135,675
Eli Lilly & Co.[1]	4,200	211,386
Hospira, Inc.*1	6,000	235,320
Impax Laboratories, Inc.*1	10,200	209,202
Johnson & Johnson[1]	700	60,683
Merck & Co., Inc.[1]	6,350	302,323
Salix Pharmaceuticals Ltd.*1	3,650	244,112
Teva Pharmaceutical Industries Ltd. ADR	2,700	102,006
		1,500,707
Real estate investment trust (REIT): 2.67%
American Campus Communities, Inc.[1]	2,200	75,130
American Capital Agency Corp.[1]	5,600	126,392
Digital Realty Trust, Inc.[1]	3,500	185,850
		387,372
Road & rail: 6.15%
Hertz Global Holdings, Inc.*1	18,350	406,636
Norfolk Southern Corp.[1]	6,300	487,305
		893,941
Semiconductors & semiconductor equipment: 9.02%
Atmel Corp.*1	22,350	166,284
Broadcom Corp., Class A1	11,600	301,716

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks — (concluded)
Semiconductors & semiconductor equipment: (concluded)
Freescale Semiconductor Ltd.*1	3,550	$59,107
Micron Technology, Inc.*1	15,800	276,026
NXP Semiconductor NV*1	6,000	223,260
Skyworks Solutions, Inc.*1	11,450	284,418
		1,310,811
Software: 5.96%
Adobe Systems, Inc.*1	7,400	384,356
Check Point Software Technologies Ltd.*1	4,400	248,864
Symantec Corp.[1]	9,400	232,650
		865,870
Textiles, apparel & luxury goods: 1.36%
Ralph Lauren Corp.[1]	1,200	197,676

Tobacco: 3.04%
Philip Morris International, Inc.[1]	5,100	441,609

Wireless telecommunication services: 1.38%
NII Holdings, Inc.*1	33,150	201,221
Total common stocks (cost $14,717,221)		18,615,739

Investment company: 0.70%
SPDR S&P 500 ETF Trust (cost $101,147)	600	100,860

Options purchased: 0.30%
Put option purchased: 0.30%
S&P 500 Index, Strike @ USD 1600.00, expires October 2013 (cost $162,225)	90	44,100

Short-term investment: 0.77%
Investment company: 0.77%
UBS Cash Management Prime Relationship Fund [2] (cost $112,147)	112,147	112,147
Total investments before investments sold short: 129.92% (cost $15,092,740)		18,872,846

Investments sold short: (29.64)%
Common stocks: (29.64)%
Biotechnology: (1.39)%
Celgene Corp.	(600)	(92,358)
Cepheid, Inc.	(1,400)	(54,656)
United Therapeutics Corp.	(700)	(55,195)
		(202,209)
Capital markets: (1.76)%
Charles Schwab Corp.	(7,700)	(162,778)
Northern Trust Corp.	(900)	(48,951)
T. Rowe Price Group, Inc.	(600)	(43,158)
		(254,887)
Chemicals: (1.05)%
Ecolab, Inc.	(600)	(59,256)
LyondellBasell Industries NV, Class A	(800)	(58,584)
Sigma-Aldrich Corp.	(400)	(34,120)
		(151,960)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Commercial banks: (1.70)%
Associated Banc-Corp.	(2,950)	$(45,695)
Signature Bank	(600)	(54,912)
SVB Financial Group	(600)	(51,822)
TCF Financial Corp.	(2,950)	(42,126)
Zions Bancorporation	(1,900)	(52,098)
		(246,653)
Commercial services & supplies: (1.48)%
Healthcare Services Group, Inc.	(2,500)	(64,400)
Pitney Bowes, Inc.	(5,700)	(103,683)
Stericycle, Inc.	(400)	(46,160)
		(214,243)
Computers & peripherals: (1.37)%
Diebold, Inc.	(2,000)	(58,720)
Hewlett-Packard Co.	(4,000)	(83,920)
Lexmark International, Inc., Class A	(1,700)	(56,100)
		(198,740)
Consumer finance: (0.36)%
American Express Co.	(700)	(52,864)

Diversified financial services: (0.43)%
Bank of America Corp.	(4,550)	(62,790)

Health care equipment & supplies: (3.28)%
Abaxis, Inc.	(900)	(37,890)
Align Technology, Inc.	(1,500)	(72,180)
DexCom, Inc.	(2,650)	(74,809)
IDEXX Laboratories, Inc.	(500)	(49,825)
Meridian Bioscience, Inc.	(1,900)	(44,935)
PhotoMedex, Inc.	(3,600)	(57,240)
STERIS Corp.	(1,000)	(42,960)
Wright Medical Group, Inc.	(1,800)	(46,944)
Zimmer Holdings, Inc.	(600)	(49,284)
		(476,067)
Health care providers & services: (1.15)%
Centene Corp.	(1,100)	(70,356)
Henry Schein, Inc.	(500)	(51,850)
Owens & Minor, Inc.	(1,300)	(44,967)
		(167,173)
Hotels, restaurants & leisure: (2.32)%
Choice Hotels International, Inc.	(4,600)	(198,674)
Hyatt Hotels Corp., Class A	(1,900)	(81,624)
Starwood Hotels & Resorts Worldwide, Inc.	(850)	(56,483)
		(336,781)
Insurance: (1.00)%
American International Group, Inc.	(3,000)	(145,890)

IT services: (0.45)%
Cognizant Technology Solutions Corp., Class A	(800)	(65,696)

Life sciences tools & services: (1.04)%
Mettler-Toledo International, Inc.	(400)	(96,036)
Thermo Fisher Scientific, Inc.	(600)	(55,290)
		(151,326)
Machinery: (0.58)%
AGCO Corp.	(1,400)	(84,588)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks — (concluded)
Media: (2.86)%
Discovery Communications, Inc., Class A	(1,400)	$(118,188)
Gannett Co., Inc.	(7,400)	(198,246)
Lamar Advertising Co., Class A	(2,100)	(98,763)
		(415,197)
Office electronics: (0.62)%
Xerox Corp.	(8,750)	(90,038)

Pharmaceuticals: (1.58)%
Bristol-Myers Squibb Co.	(1,100)	(50,908)
Endo Health Solutions, Inc.	(1,500)	(68,160)
Perrigo Co.	(900)	(111,042)
		(230,110)
Real estate investment trust (REIT): (0.48)%
AvalonBay Communities, Inc.	(300)	(38,127)
Equity Residential	(600)	(32,142)
		(70,269)
Road & rail: (0.89)%
CSX Corp.	(2,450)	(63,063)
Kansas City Southern	(600)	(65,616)
		(128,679)
Semiconductors & semiconductor equipment: (1.74)%
Advanced Micro Devices, Inc.	(16,900)	(64,220)
First Solar, Inc.	(1,900)	(76,399)
Intel Corp.	(2,000)	(45,840)
Marvell Technology Group Ltd.	(5,800)	(66,700)
		(253,159)
Software: (0.92)%
Citrix Systems, Inc.	(700)	(49,427)
Electronic Arts, Inc.	(2,200)	(56,210)
Red Hat, Inc.	(600)	(27,684)
		(133,321)
Textiles, apparel & luxury goods: (0.38)%
Under Armour, Inc., Class A	(700)	(55,615)

Trading companies & distributors: (0.42)%
Fastenal Co.	(1,200)	(60,300)

Wireless telecommunication services: (0.39)%
SBA Communications Corp., Class A	(700)	(56,322)
Total investments sold short (proceeds $3,170,543)		(4,304,877)
Total investments, net of investments sold short: 100.28%		14,567,969
Liabilities, in excess of cash and other assets: (0.28)%		(41,234)
Net assets: 100.00%		$14,526,735

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,348,941
Gross unrealized depreciation	(568,835)
Net unrealized appreciation of investments	$3,780,106

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the table that follow, please refer to end of this report.

Options written

	Expiration date	Premiums received	Value
Put option
S&P 500 Index, 90 contracts, strike @ USD 1,425.00	October 2013	$30,375	$(5,850)

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	92	$64,170
Options written	90	30,375
Options terminated in closing purchase transactions	(92)	(64,170)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	90	$30,375

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$18,615,739	$—	$—	$18,615,739
Investment company	100,860	—	—	100,860
Options purchased	44,100	—	—	44,100
Short-term investment	—	112,147	—	112,147
Common stocks sold short	(4,304,877)	—	—	(4,304,877)
Options written	(5,850)	—	—	(5,850)
Total	$14,449,972	$112,147	$—	$14,562,119

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$288	$1,476,027	$1,364,168	$112,147	$17

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Airlines	2.19%
Biotechnology	8.89
Capital markets	3.10
Commercial banks	2.96
Computers & peripherals	6.57
Diversified consumer services	1.75
Diversified financial services	4.27
Energy equipment & services	3.69
Food products	3.12
Health care equipment & supplies	2.71
Health care providers & services	2.31
Insurance	5.75
Internet & catalog retail	5.25
Internet software & services	3.43
IT services	3.66
Life sciences tools & services	1.60
Multi-utilities	1.50
Oil, gas & consumable fuels	2.66
Pharmaceuticals	2.65
Real estate investment trust (REIT)	2.64
Road & rail	5.94
Semiconductors & semiconductor equipment	8.91
Software	4.20
Textiles, apparel & luxury goods	2.52
Tobacco	3.15
Wireless telecommunication services	1.72
Total common stocks	97.14%
Investment company
SPDR S&P 500 ETF Trust	1.16
Short-term investment	1.72
Investment of cash collateral from securities loaned	6.38
Total investments	106.40%
Liabilities, in excess of cash and other assets	(6.40)
Net assets	100.00%

1	Figures represent the direct investments of UBS U.S. Equity Opportunity Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—97.14%
Airlines—2.19%
Spirit Airlines, Inc.*	27,800	$952,706

Biotechnology—8.89%
Acorda Therapeutics, Inc.*	28,200	966,696
Alexion Pharmaceuticals, Inc.*	5,700	662,112
Alnylam Pharmaceuticals, Inc.*	10,600	678,506
Bluebird Bio, Inc.*1	4,800	129,408
Epizyme, Inc.*1	4,300	172,559
Gilead Sciences, Inc.*	15,300	961,452
Lexicon Pharmaceuticals, Inc.*	98,400	233,208
Ligand Pharmaceuticals, Inc., Class B*	1,400	60,592
		3,864,533
Capital markets—3.10%
Morgan Stanley	50,000	1,347,500

Commercial banks—2.96%
US Bancorp	35,200	1,287,616

Computers & peripherals—6.57%
Apple, Inc.	4,125	1,966,594
NetApp, Inc.	20,900	890,758
		2,857,352
Diversified consumer services—1.75%
Regis Corp.	51,800	760,424

Diversified financial services—4.27%
Citigroup, Inc.	38,254	1,855,701

Energy equipment & services—3.69%
Baker Hughes, Inc.	20,500	1,006,550
Noble Corp.	15,800	596,766
		1,603,316
Food products—3.12%
Mondelez International, Inc., Class A	43,100	1,354,202

Health care equipment & supplies—2.71%
Baxter International, Inc.	17,900	1,175,851

Health care providers & services—2.31%
UnitedHealth Group, Inc.	14,000	1,002,540

Insurance—5.75%
Lincoln National Corp.	29,500	1,238,705
MetLife, Inc.	26,800	1,258,260
		2,496,965
Internet & catalog retail—5.25%
Amazon.com, Inc.*	7,300	2,282,272

Internet software & services—3.43%
Google, Inc., Class A*	1,700	1,489,047

IT services—3.66%
ServiceSource International, Inc.*	131,700	1,590,936

Life sciences tools & services—1.60%
Bio-Rad Laboratories, Inc., Class A*	5,900	693,604

Multi-utilities—1.50%
PG&E Corp.	15,900	650,628

Oil, gas & consumable fuels—2.66%
BP PLC ADR[1]	27,499	1,155,783

Pharmaceuticals—2.65%
Hospira, Inc.*	21,300	835,386
Impax Laboratories, Inc.*	15,400	315,854
		1,151,240

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Real estate investment trust (REIT)—2.64%
American Capital Agency Corp.	24,900	$561,993
Digital Realty Trust, Inc.[1]	11,000	584,100
		1,146,093
Road & rail—5.94%
Hertz Global Holdings, Inc.*	45,700	1,012,712
Norfolk Southern Corp.	20,300	1,570,205
		2,582,917
Semiconductors & semiconductor equipment—8.91%
Atmel Corp.*	133,700	994,728
Broadcom Corp., Class A	25,700	668,457
Micron Technology, Inc.*	74,600	1,303,262
NXP Semiconductor NV*	24,400	907,924
		3,874,371
Software—4.20%
Adobe Systems, Inc.*	18,300	950,502
Check Point Software Technologies Ltd.*	15,500	876,680
		1,827,182
Textiles, apparel & luxury goods—2.52%
Lululemon Athletica, Inc.*	14,981	1,094,961

Tobacco—3.15%
Philip Morris International, Inc.	15,800	1,368,122

Wireless telecommunication services—1.72%
NII Holdings, Inc.*1	123,200	747,824
Total common stocks (cost $36,381,301)		42,213,686

Investment company—1.16%
SPDR S&P 500 ETF Trust (cost $507,420)	3,000	504,300

Short-term investment—1.72%
Investment company—1.72%
UBS Cash Management Prime Relationship Fund [2] (cost $749,579)	749,579	749,579

Investment of cash collateral from securities loaned—6.38%
UBS Private Money Market Fund LLC [2] (cost $2,774,524)	2,774,524	2,774,524
Total investments—106.40% (cost $40,412,824)		46,242,089
Liabilities, in excess of cash and other assets—(6.40)%		(2,782,350)
Net assets—100.00%		$43,459,739

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,941,541
Gross unrealized depreciation	(1,112,276)
Net unrealized appreciation of investments	$5,829,265

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to page end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$42,213,686	$—	$—	$42,213,686
Investment company	504,300	—	—	504,300
Short-term investment	—	749,579	—	749,579
Investment of cash collateral from securities loaned	—	2,774,524	—	2,774,524
Total	$42,717,986	$3,524,103	$—	$46,242,089

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$1,419,399	$2,051,485	$2,721,305	$749,579	$156
UBS Private Money Market Fund LLC[a]	4,275,608	11,216,100	12,717,184	2,774,524	56
	$5,695,007	$13,267,585	$15,438,489	$3,524,103	$212

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	2.05%
Biotechnology	4.36
Capital markets	3.03
Chemicals	1.63
Commercial banks	3.55
Commercial services & supplies	1.47
Computers & peripherals	5.83
Consumer finance	1.42
Diversified financial services	4.93
Electric utilities	0.84
Energy equipment & services	5.78
Food products	2.08
Health care equipment & supplies	1.81
Health care providers & services	2.98
Hotels, restaurants & leisure	1.94
Insurance	3.15
Internet & catalog retail	3.16
IT services	1.86
Life sciences tools & services	0.88
Machinery	3.42
Media	3.54
Metals & mining	0.82
Multiline retail	1.98
Multi-utilities	1.75
Oil, gas & consumable fuels	4.10
Pharmaceuticals	6.17
Real estate investment trust (REIT)	2.42
Road & rail	4.09
Semiconductors & semiconductor equipment	7.97
Software	4.68
Textiles, apparel & luxury goods	1.04
Tobacco	2.46
Wireless telecommunication services	1.54
Total common stocks	98.73%
Short-term investment	1.21
Investment of cash collateral from securities loaned	3.90
Total investments	103.84%
Liabilities, in excess of cash and other assets	(3.84)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—98.73%
Aerospace & defense—2.05%
General Dynamics Corp.	39,000	$3,413,280

Biotechnology—4.36%
Acorda Therapeutics, Inc.*	35,900	1,230,652
Alexion Pharmaceuticals, Inc.*	13,000	1,510,080
Alnylam Pharmaceuticals, Inc.*	18,800	1,203,388
Bluebird Bio, Inc.*1	9,300	250,728
Epizyme, Inc.*1	8,400	337,092
Gilead Sciences, Inc.*	28,600	1,797,224
Lexicon Pharmaceuticals, Inc.*	390,300	925,011
		7,254,175
Capital markets—3.03%
Invesco Ltd.	45,700	1,457,830
Morgan Stanley	132,700	3,576,265
		5,034,095
Chemicals—1.63%
Dow Chemical Co.	70,700	2,714,880

Commercial banks—3.55%
US Bancorp	78,900	2,886,162
Wells Fargo & Co.	73,050	3,018,426
		5,904,588
Commercial services & supplies—1.47%
Waste Management, Inc.	59,300	2,445,532

Computers & peripherals—5.83%
Apple, Inc.	14,900	7,103,575
NetApp, Inc.	61,000	2,599,820
		9,703,395
Consumer finance—1.42%
Capital One Financial Corp.	34,300	2,357,782

Diversified financial services—4.93%
Citigroup, Inc.	86,430	4,192,719
JPMorgan Chase & Co.	77,700	4,016,313
		8,209,032
Electric utilities—0.84%
Edison International	30,400	1,400,224

Energy equipment & services—5.78%
Baker Hughes, Inc.	54,500	2,675,950
Halliburton Co.	69,900	3,365,685
McDermott International, Inc.*	183,200	1,361,176
Noble Corp.	58,500	2,209,545
		9,612,356
Food products—2.08%
Mondelez International, Inc., Class A	110,400	3,468,768

Health care equipment & supplies—1.81%
Baxter International, Inc.	45,800	3,008,602

Health care providers & services—2.98%
Cardinal Health, Inc.	26,800	1,397,620
Envision Healthcare Holdings, Inc.*	46,200	1,202,586
UnitedHealth Group, Inc.	33,000	2,363,130
		4,963,336
Hotels, restaurants & leisure—1.94%
Yum! Brands, Inc.	45,200	3,226,828

Insurance—3.15%
Lincoln National Corp.	56,500	2,372,435

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Insurance—(concluded)
MetLife, Inc.	61,000	$2,863,950
		5,236,385
Internet & catalog retail—3.16%
Amazon.com, Inc.*	16,800	5,252,352

IT services—1.86%
ServiceSource International, Inc.*	255,900	3,091,272

Life sciences tools & services—0.88%
Bio-Rad Laboratories, Inc., Class A*	12,400	1,457,744

Machinery—3.42%
Illinois Tool Works, Inc.	40,200	3,066,054
Parker Hannifin Corp.	24,100	2,620,152
		5,686,206
Media—3.54%
Comcast Corp., Class A	74,700	3,372,705
Time Warner, Inc.	38,300	2,520,523
		5,893,228
Metals & mining—0.82%
Commercial Metals Co.	80,100	1,357,695

Multiline retail—1.98%
JC Penney Co., Inc.*1	104,200	919,044
Macy’s, Inc.	54,800	2,371,196
		3,290,240
Multi-utilities—1.75%
PG&E Corp.	71,100	2,909,412

Oil, gas & consumable fuels—4.10%
EOG Resources, Inc.	18,200	3,080,896
Exxon Mobil Corp.	43,400	3,734,136
		6,815,032
Pharmaceuticals—6.17%
Allergan, Inc.	12,800	1,157,760
Eli Lilly & Co.	74,600	3,754,618
Hospira, Inc.*	62,300	2,443,406
Impax Laboratories, Inc.*	42,500	871,675
Salix Pharmaceuticals Ltd.*	16,000	1,070,080
Teva Pharmaceutical Industries Ltd. ADR	25,400	959,612
		10,257,151
Real estate investment trust (REIT)—2.42%
American Capital Agency Corp.	89,500	2,020,015
Digital Realty Trust, Inc.[1]	37,800	2,007,180
		4,027,195
Road & rail—4.09%
Hertz Global Holdings, Inc.*	85,200	1,888,032
Norfolk Southern Corp.	63,500	4,911,725
		6,799,757
Semiconductors & semiconductor equipment—7.97%
Atmel Corp.*	204,900	1,524,456
Broadcom Corp., Class A	127,500	3,316,275
Freescale Semiconductor Ltd.*	34,300	571,095
Micron Technology, Inc.*	117,300	2,049,231
NXP Semiconductor NV*	84,000	3,125,640
Skyworks Solutions, Inc.*	107,500	2,670,300
		13,256,997
Software—4.68%
Adobe Systems, Inc.*	65,100	3,381,294

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—(concluded)
Software—(concluded)
Check Point Software Technologies Ltd.*	41,600	$2,352,896
Symantec Corp.	83,000	2,054,250
		7,788,440
Textiles, apparel & luxury goods—1.04%
Ralph Lauren Corp.	10,500	1,729,665

Tobacco—2.46%
Philip Morris International, Inc.	47,350	4,100,037

Wireless telecommunication services—1.54%
NII Holdings, Inc.*1	421,000	2,555,470
Total common stocks (cost $136,763,711)		164,221,151

Short-term investment—1.21%
Investment company—1.21%
UBS Cash Management Prime Relationship Fund [2] (cost $2,017,285)	2,017,285	2,017,285

Investment of cash collateral from securities loaned—3.90%
UBS Private Money Market Fund LLC[2] (cost $6,493,121)	6,493,121	6,493,121
Total investments—103.84% (cost $145,274,117)		172,731,557
Liabilities, in excess of cash and other assets—(3.84)%		(6,380,086)
Net assets—100.00%		$166,351,471

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,634,175
Gross unrealized depreciation	(4,176,735)
Net unrealized appreciation of investments	$27,457,440

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$164,221,151	$—	$—	$164,221,151
Short-term investment	—	2,017,285	—	2,017,285
Investment of cash collateral from securities loaned	—	6,493,121	—	6,493,121
Total	$164,221,151	$8,510,406	$—	$172,731,557

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2013	9/30/2013	9/30/2013	9/30/2013	9/30/2013
UBS Cash Management Prime Relationship Fund	$3,425,892	$8,915,384	$10,323,991	$2,017,285	$407
UBS Private Money Market Fund LLC[a]	5,190,420	17,627,124	16,324,423	6,493,121	140
	$8,616,312	$26,542,508	$26,648,414	$8,510,406	$547

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	0.78%
Airlines	1.62
Auto components	2.93
Biotechnology	7.04
Building products	0.70
Capital markets	1.22
Commercial banks	1.79
Commercial services & supplies	0.59
Communications equipment	2.90
Computers & peripherals	1.46
Construction & engineering	1.13
Containers & packaging	1.63
Distributors	1.76
Diversified consumer services	1.41
Electrical equipment	1.51
Electronic equipment, instruments & components	4.34
Energy equipment & services	2.01
Food & staples retailing	2.62
Health care equipment & supplies	2.21
Health care providers & services	2.64
Health care technology	0.67
Hotels, restaurants & leisure	2.79
Household durables	2.31
Internet & catalog retail	3.61
Internet software & services	1.84
Machinery	3.94
Media	1.51
Oil, gas & consumable fuels	4.81
Paper & forest products	0.54
Pharmaceuticals	3.51
Real estate investment trust (REIT)	0.91
Road & rail	2.29
Semiconductors & semiconductor equipment	3.29
Software	16.00
Specialty retail	4.29
Thrifts & mortgage finance	0.73
Total common stocks	95.33%
Investment company
iShares Russell 2000 Growth Index Fund	2.00
Short-term investment	2.31
Investment of cash collateral from securities loaned	12.37
Total investments	112.01%
Liabilities, in excess of cash and other assets	(12.01)
Net assets	100.00%

1	Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—95.33%
Aerospace & defense—0.78%
KEYW Holding Corp.*1	143,600	$1,931,420

Airlines—1.62%
Spirit Airlines, Inc.*	116,700	3,999,309

Auto components—2.93%
Drew Industries, Inc.	47,600	2,167,704
Tenneco, Inc.*	47,600	2,403,800
Tower International, Inc.*	133,100	2,660,669
		7,232,173
Biotechnology—7.04%
Acceleron Pharma, Inc.*	36,300	806,949
Agios Pharmaceuticals, Inc.*1	36,000	1,006,560
Ariad Pharmaceuticals, Inc.*	56,900	1,046,960
Celldex Therapeutics, Inc.*1	6,900	244,467
Cepheid, Inc.*1	73,200	2,857,728
Exact Sciences Corp.*	118,300	1,397,123
Foundation Medicine, Inc.*1	23,400	927,576
Incyte Corp. Ltd.*	53,000	2,021,950
Intrexon Corp.*1	26,500	627,785
Medivation, Inc.*	39,300	2,355,642
OncoMed Pharmaceuticals, Inc.*1	17,400	266,394
Seattle Genetics, Inc.*	61,300	2,686,779
Synageva BioPharma Corp.*	17,800	1,126,918
		17,372,831
Building products—0.70%
NCI Building Systems, Inc.*	136,200	1,735,188

Capital markets—1.22%
FXCM, Inc., Class A1	152,600	3,013,850

Commercial banks—1.79%
Columbia Banking System, Inc.	41,000	1,012,700
National Bank Holdings Corp., Class A	94,700	1,945,138
Webster Financial Corp.	56,900	1,452,657
		4,410,495
Commercial services & supplies—0.59%
Clean Harbors, Inc.*	24,900	1,460,634

Communications equipment—2.90%
Ciena Corp.*1	126,000	3,147,480
Finisar Corp.*	104,621	2,367,573
Procera Networks, Inc.*	105,600	1,635,744
		7,150,797
Computers & peripherals—1.46%
Stratasys Ltd.*1	35,500	3,594,730

Construction & engineering—1.13%
EMCOR Group, Inc.	71,000	2,778,230

Containers & packaging—1.63%
Rock Tenn Co., Class A	39,756	4,026,090

Distributors—1.76%
LKQ Corp.*	136,400	4,345,704

Diversified consumer services—1.41%
Grand Canyon Education, Inc.*	86,200	3,472,136

Electrical equipment—1.51%
EnerSys	61,600	3,734,808

Electronic equipment, instruments & components—4.34%
InvenSense, Inc.*1	178,600	3,146,932
OSI Systems, Inc.*	69,100	5,145,877

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Electronic equipment, instruments & components—(concluded)
Universal Display Corp.*	75,300	$2,411,859
		10,704,668
Energy equipment & services—2.01%
Hornbeck Offshore Services, Inc.*	59,200	3,400,448
Pioneer Energy Services Corp.*	207,000	1,554,570
		4,955,018
Food & staples retailing—2.62%
Susser Holdings Corp.*	59,800	3,178,370
United Natural Foods, Inc.*	48,900	3,287,058
		6,465,428
Health care equipment & supplies—2.21%
Antares Pharma, Inc.*1	254,900	1,034,894
Insulet Corp.*	80,700	2,924,568
Thoratec Corp.*	40,000	1,491,600
		5,451,062
Health care providers & services—2.64%
Air Methods Corp.	67,500	2,875,500
IPC The Hospitalist Co., Inc.*	42,000	2,142,420
Mednax, Inc.*	15,000	1,506,000
		6,523,920
Health care technology—0.67%
HMS Holdings Corp.*	76,535	1,646,268

Hotels, restaurants & leisure—2.79%
AFC Enterprises, Inc.*	72,700	3,168,993
Buffalo Wild Wings, Inc.*	22,100	2,457,962
Noodles & Co.*1	29,200	1,245,964
		6,872,919
Household durables—2.31%
Meritage Homes Corp.*	49,300	2,117,435
Ryland Group, Inc.	68,500	2,776,990
TRI Pointe Homes, Inc.*	55,600	816,208
		5,710,633
Internet & catalog retail—3.61%
HomeAway, Inc.*1	100,700	2,819,600
RetailMeNot, Inc.*	72,500	2,578,825
Shutterfly, Inc.*	62,800	3,509,264
		8,907,689
Internet software & services—1.84%
Benefitfocus, Inc.*	39,000	1,917,240
Cvent, Inc.*	46,116	1,621,900
Marin Software, Inc.*1	12,135	152,294
Rocket Fuel, Inc.*1	15,600	838,344
		4,529,778
Machinery—3.94%
Chart Industries, Inc.*	45,200	5,561,408
Wabash National Corp.*	180,649	2,106,367
Woodward, Inc.	50,000	2,041,500
		9,709,275
Media—1.51%
Imax Corp.*1	122,900	3,716,496

Oil, gas & consumable fuels—4.81%
Bonanza Creek Energy, Inc.*	67,300	3,247,898
Gulfport Energy Corp.*	80,100	5,153,634
Kodiak Oil & Gas Corp.*	72,700	876,762
Midstates Petroleum Co., Inc.*1	74,200	380,646

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Oil, gas & consumable fuels—(concluded)
Solazyme, Inc.*1	204,100	$2,198,157
		11,857,097
Paper & forest products—0.54%
Boise Cascade Co.*	49,100	1,323,245

Pharmaceuticals—3.51%
Nektar Therapeutics*	75,000	783,750
Pacira Pharmaceuticals, Inc.*	47,800	2,298,702
Questcor Pharmaceuticals, Inc.	52,100	3,021,800
ViroPharma, Inc.*	65,000	2,554,500
		8,658,752
Real estate investment trust (REIT)—0.91%
Aviv REIT Inc.	54,900	1,251,720
BioMed Realty Trust, Inc.	36,200	672,958
Franklin Street Properties Corp.	25,200	321,048
		2,245,726
Road & rail—2.29%
Con-way, Inc.	68,400	2,947,356
Saia, Inc.*	86,300	2,690,834
		5,638,190
Semiconductors & semiconductor equipment—3.29%
Cavium, Inc.*	78,800	3,246,560
Magnachip Semiconductor Corp.*	139,500	3,003,435
Mellanox Technologies Ltd.*1	14,492	550,116
Skyworks Solutions, Inc.*	53,300	1,323,972
		8,124,083
Software—16.00%
Cyan, Inc.*1	161,600	1,624,080
FactSet Research Systems, Inc.[1]	22,200	2,422,020
FireEye, Inc.*	44,100	1,831,473
FleetMatics Group PLC*	80,000	3,004,000
Infoblox, Inc.*	134,600	5,628,972
NICE Systems Ltd. ADR	37,700	1,559,649
Proofpoint, Inc.*	139,700	4,487,164
Qlik Technologies, Inc.*	106,900	3,660,256
Rally Software Development Corp.*	43,400	1,300,264
Silver Spring Networks, Inc.*1	77,200	1,337,876
Splunk, Inc.*	44,800	2,689,792
Synchronoss Technologies, Inc.*	81,000	3,082,860
Tableau Software, Inc., Class A*	23,700	1,688,388
Ultimate Software Group, Inc.*	34,904	5,144,850
		39,461,644
Specialty retail—4.29%
ANN, Inc.*	66,400	2,405,008
Asbury Automotive Group, Inc.*	70,800	3,766,560
Francesca’s Holdings Corp.*	52,417	977,053
Restoration Hardware Holdings, Inc.*	54,400	3,446,240
		10,594,861

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Thrifts & mortgage finance—0.73%
EverBank Financial Corp.	121,000	$1,812,580
Total common stocks (cost $154,881,934)		235,167,727

Investment company—2.00%
iShares Russell 2000 Growth Index Fund[1] (cost $4,344,161)	39,280	4,942,995

Short-term investment—2.31%
Investment company—2.31%
UBS Cash Management Prime Relationship Fund[2] (cost $5,694,664)	5,694,664	5,694,664

Investment of cash collateral from securities loaned—12.37%
UBS Private Money Market Fund LLC[2] (cost $30,510,243)	30,510,243	30,510,243

Total investments—112.01% (cost $195,431,002)		276,315,629
Liabilities, in excess of cash and other assets—(12.01)%		(29,634,215)
Net assets—100.00%		$246,681,414

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$84,622,601
Gross unrealized depreciation	(3,737,974)
Net unrealized appreciation of investments	$80,884,627

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$235,167,727	$—	$—	$235,167,727
Investment company	4,942,995	—	—	4,942,995
Short-term investment	—	5,694,664	—	5,694,664
Investment of cash collateral from securities loaned	—	30,510,243	—	30,510,243
Total	$240,110,722	$36,204,907	$—	$276,315,629

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$3,491,150	$11,740,263	$9,536,749	$5,694,664	$1,221
UBS Private Money Market Fund LLC[a]	27,876,921	62,172,348	59,539,026	30,510,243	647
	$31,368,071	$73,912,611	$69,075,775	$36,204,907	$1,868

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Bonds
Corporate bonds
Banking	0.27%
Beverages	1.79
Biotechnology	0.09
Building materials	0.14
Capital markets	2.83
Chemicals	0.20
Commercial banks	8.91
Commercial services & supplies	0.65
Communications equipment	0.38
Computers & peripherals	0.43
Construction & engineering	0.14
Consumer finance	0.74
Diversified financial services	6.00
Diversified operations	0.22
Diversified telecommunication services	2.89
Electric utilities	3.40
Energy equipment & services	0.36
Engineering & construction	0.30
Food & staples retailing	0.44
Food products	0.54
Gas utilities	0.78
Health care equipment & supplies	0.45
Health care providers & services	0.06
Independent power producers & energy traders	0.07
Industrial conglomerates	0.08
Insurance	3.71
Internet & catalog retail	0.08
IT services	0.17
Marine	0.21
Media	2.09
Metals & mining	1.52
Miscellaneous manufacturing	0.15
Multi-utilities	0.40
Oil, gas & consumable fuels	5.01
Pharmaceuticals	0.78
Real estate investment trust (REIT)	0.07
Real estate management & development	0.12
Road & rail	0.36
Semiconductors & semiconductor equipment	0.13
Software	0.39
Specialty retail	0.15
Thrifts & mortgage finance	0.30
Tobacco	1.61
Transportation	0.12
Water utilities	0.33
Wireless telecommunication services	0.48
Total corporate bonds	50.34%
Collateralized debt obligation	0.00 [2]
Mortgage & agency debt security	0.02
Non-US government obligations	13.05
Supranational bonds	0.56
Total bonds	63.97%
Short-term investments	22.90
Options purchased	2.28
Investment of cash collateral from securities loaned	0.58
Total investments	89.73%
Cash and other assets, less liabilities	10.27
Net assets	100.00%

1

Figures represent the direct investments of UBS Dynamic Alpha Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

2	Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Bonds—63.97%
Corporate bonds—50.34%
Australia—1.50%
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$285,000	$290,269
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]	1,130,000		1,163,272
National Australia Bank,
2.750%, due 03/09/17	1,050,000		1,089,834
Origin Energy Finance Ltd.,
2.500%, due 10/23/20	EUR	500,000	643,551
Santos Finance Ltd.,
8.250%, due 09/22/70[2]	245,000		361,709
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		$300,000	325,173
Westpac Banking Corp.,
5.000%, due 10/21/19[3]	GBP	400,000	728,298
Total Australia corporate bonds			4,602,106

Belgium—0.13%
Elia System Operator SA,
3.250%, due 04/04/28[3]	EUR	300,000	406,349

Bermuda—0.19%
Bacardi Ltd.,
2.750%, due 07/03/23	440,000		588,317

Brazil—0.37%
BRF SA,
3.950%, due 05/22/23[1]		$420,000	361,200
Petrobras Global Finance BV,
4.375%, due 05/20/23	185,000		168,979
Vale SA,
5.625%, due 09/11/42	690,000		601,855
Total Brazil corporate bonds			1,132,034

Canada—2.28%
Bank of Montreal,
1.300%, due 07/15/16	555,000		557,518
6.020%, due 05/02/18	CAD	430,000	475,611
Bank of Nova Scotia,
4.100%, due 06/08/17	620,000		636,853
Barrick Gold Corp.,
2.500%, due 05/01/18		$350,000	333,742
4.100%, due 05/01/23	285,000		250,970
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	475,000	475,521
Canadian Imperial Bank of Commerce/Canada,
1.350%, due 07/18/16[4]		$440,000	443,574
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	290,000	366,767
Hydro One, Inc.,
5.360%, due 05/20/36	310,000		333,818
Nexen, Inc.,
6.400%, due 05/15/37		$435,000	477,103
Rogers Communications, Inc.,
3.000%, due 03/15/23	165,000		152,276
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	445,000	430,061
Suncor Energy, Inc.,
6.500%, due 06/15/38		$610,000	710,865

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Teck Resources Ltd.,
5.400%, due 02/01/43		$275,000	$240,347
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	605,000	601,899
Total Capital Canada Ltd.,
1.875%, due 07/09/20	EUR	200,000	270,085
Xstrata Finance Canada Ltd.,
2.700%, due 10/25/17[1]		$240,000	238,691
Total Canada corporate bonds			6,995,701

Cayman Islands—0.94%
Hutchison Whampoa Europe Finance 13 Ltd.,
3.750%, due 12/31/49[2,5]	EUR	320,000	409,643
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		$550,000	663,237
New York Life Funding,
5.125%, due 02/03/15	GBP	300,000	511,498
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	550,000	813,556
Transocean, Inc.,
6.800%, due 03/15/38		$460,000	488,360
Total Cayman Islands corporate bonds			2,886,294

China—0.18%
AIA Group Ltd.,
1.750%, due 03/13/18[3]	560,000		546,325

Curacao—0.13%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	390,000		387,091

Denmark—0.35%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[3]	EUR	450,000	646,996
DONG Energy A/S,
4.875%, due 01/12/32[3]	GBP	250,000	413,349
Total Denmark corporate bonds			1,060,345

Finland—0.23%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[3]	EUR	460,000	694,917

France—2.07%
Autoroutes du Sud de la France SA,
5.625%, due 07/04/22	350,000		584,834
AXA SA,
5.250%, due 04/16/40[2,3]	300,000		427,123
BNP Paribas SA,
2.700%, due 08/20/18		$445,000	450,089
5.186%, due 12/31/49[2,3,5]	235,000		237,374
Credit Logement SA,
1.374%, due 12/16/13[2,3,5]	EUR	200,000	208,339
Dexia Credit Local SA,
5.375%, due 07/21/14	595,000		825,915
EDF SA,
6.950%, due 01/26/39[1]		$250,000	303,468
Electricite De France,
5.250%, due 01/29/23[1,2,5]	810,000		766,179

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
France—(concluded)
Rhodia SA,
6.875%, due 09/15/20[1]		$340,000	$379,562
Total Capital International SA,
1.550%, due 06/28/17	1,110,000		1,115,644
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	210,000	353,809
Vivendi SA,
3.450%, due 01/12/18[1]		$685,000	692,864
Total France corporate bonds			6,345,200

Germany—0.58%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2,3]	EUR	900,000	1,390,167
RWE AG,
4.625%, due 09/28/15[2,3,5]	275,000		376,498
Total Germany corporate bonds			1,766,665

Ireland—0.37%
CRH Finance Ltd.,
7.375%, due 05/28/14	300,000		422,970
GE Capital European Funding,
6.025%, due 03/01/38	400,000		716,978
Total Ireland corporate bonds			1,139,948

Italy—1.55%
Assicurazioni Generali SpA,
4.875%, due 11/11/14	195,000		275,093
Ei Towers SpA,
3.875%, due 04/26/18	180,000		248,187
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$320,000	314,594
4.375%, due 10/15/19[3]	EUR	500,000	696,494
Snam SpA,
3.875%, due 03/19/18	560,000		803,893
Telecom Italia SpA,
6.125%, due 12/14/18	650,000		928,966
UniCredit SpA,
6.375%, due 10/16/18[2]	GBP	495,000	801,756
6.375%, due 05/02/23[2,3]		$690,000	689,655
Total Italy corporate bonds			4,758,638

Japan—0.13%
Japan Tobacco, Inc.,
2.100%, due 07/23/18[1]	250,000		250,150
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	160,000		158,887
Total Japan corporate bonds			409,037

Jersey, Channel Islands—0.68%
AA Bond Co., Ltd.,
4.720%, due 07/31/18	GBP	275,000	458,465
Gatwick Funding Ltd.,
5.250%, due 01/23/24[3]	250,000		441,983
Heathrow Funding Ltd.,
6.750%, due 12/03/26	450,000		923,342
HSBC Capital Funding LP,
5.130%, due 03/29/16[2,5]	EUR	185,000	258,818
Total Jersey, Channel Islands corporate bonds			2,082,608

Luxembourg—0.67%
ArcelorMittal,
9.500%, due 02/15/15		$655,000	718,044
Enel Finance International SA,
6.000%, due 10/07/39[1]	450,000		409,774

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	500,000	$811,507
SES,
3.600%, due 04/04/23[1]		$125,000	117,580
Total Luxembourg corporate bonds			2,056,905

Mexico—0.24%
America Movil SAB de CV,
5.000%, due 03/30/20	695,000		747,245

Netherlands—4.46%
ABN Amro Bank NV,
4.875%, due 01/16/19[3]	GBP	350,000	621,119
Allianz Finance II BV,
4.375%, due 02/17/17[2,5]	EUR	410,000	572,002
British American Tobacco Holdings The Netherlands BV,
2.375%, due 01/19/23	550,000		728,823
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20	540,000		729,589
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22		$1,230,000	1,231,499
Deutsche Telekom International Finance BV,
4.500%, due 10/25/13	EUR	1,055,000	1,431,123
6.500%, due 04/08/22	GBP	170,000	332,258
EDP Finance BV,
3.250%, due 03/16/15[3]	EUR	300,000	408,412
Enbw International Finance BV,
6.000%, due 11/20/13	700,000		953,880
Generali Finance BV,
4.750%, due 05/12/14	100,000		138,391
Heineken NV,
2.125%, due 08/04/20	545,000		731,773
Koninklijke KPN NV,
6.500%, due 01/15/16	550,000		832,691
LYB International Finance BV,
5.250%, due 07/15/43		$255,000	250,757
Nomura Europe Finance NV,
1.875%, due 05/29/18	EUR	500,000	656,809
Petrobras Global Finance BV,
3.250%, due 04/01/19[3,4]	250,000		340,242
5.625%, due 05/20/43		$90,000	75,374
Repsol International Finance BV,
4.250%, due 02/12/16[3]	EUR	400,000	574,550
4.750%, due 02/16/17	350,000		513,737
Royal Bank of Scotland NV,
0.958%, due 03/09/15[2]		$400,000	388,480
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	260,000	455,612
TenneT Holding BV,
6.655%, due 06/01/17[2,5]	EUR	250,000	366,758
Volkswagen International Finance NV,
2.125%, due 01/19/15[3]	470,000		647,781
Ziggo BV,
3.625%, due 03/27/20[1]	290,000		387,827
3.625%, due 03/27/20[1]	240,000		321,031
Total Netherlands corporate bonds			13,690,518

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Norway—0.28%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$450,000	$471,596
Statoil ASA,
3.125%, due 08/17/17	375,000		398,571
Total Norway corporate bonds			870,167

Portugal—0.13%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	300,000	403,500

Qatar—0.11%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]		$400,000	349,000

South Korea—0.25%
GS Caltex Corp.,
5.500%, due 10/15/15[3]	700,000		752,140

Spain—1.21%
Banco de Sabadell SA,
3.375%, due 01/23/18	EUR	200,000	274,695
BBVA Senior Finance SAU,
3.250%, due 03/21/16	100,000		138,689
BBVA US Senior SAU,
4.664%, due 10/09/15		$460,000	478,953
Santander International Debt SAU,
4.625%, due 03/21/16[3]	EUR	1,000,000	1,431,353
Santander US Debt SAU,
2.991%, due 10/07/13[1]		$200,000	200,068
2.991%, due 10/07/13[3]	200,000		200,068
Telefonica Emisiones SAU,
4.710%, due 01/20/20[3]	EUR	700,000	1,002,110
Total Spain corporate bonds			3,725,936

Sweden—0.81%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$700,000	788,591
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	890,000		921,328
Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22	450,000		440,100
Vattenfall AB,
6.750%, due 01/31/19	EUR	200,000	337,476
Total Sweden corporate bonds			2,487,495

Switzerland—0.19%
Credit Suisse AG,
1.625%, due 03/06/15[1]		$570,000	578,436

Turkey—0.06%
Coca-Cola Icecek AS,
4.750%, due 10/01/18[1]	200,000		199,022

United Kingdom—7.67%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[3]	EUR	540,000	729,773
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[3]	GBP	200,000	318,776
Arqiva Financing PLC,
4.040%, due 06/30/20[3]	525,000		857,582
4.882%, due 12/31/32[3]	250,000		406,894

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Aviva PLC,
4.729%, due 11/28/14[2,5]	EUR	500,000	$674,734
Barclays Bank PLC,
2.250%, due 05/10/17[1,4]		$660,000	681,054
5.750%, due 08/17/21	GBP	255,000	475,863
6.625%, due 03/30/22[3]	EUR	250,000	387,367
BG Energy Capital PLC,
5.125%, due 12/07/17[3]	GBP	220,000	401,369
BP Capital Markets PLC,
1.375%, due 05/10/18		$410,000	397,731
2.750%, due 05/10/23	220,000		200,934
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	365,000	708,020
BUPA Finance PLC,
6.125%, due 09/16/20[2,5]	250,000		410,796
Diageo Capital PLC,
3.875%, due 04/29/43		$325,000	279,972
EE Finance PLC,
4.375%, due 03/28/19[3]	GBP	345,000	579,273
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$330,000	331,852
1.500%, due 05/08/17	145,000		145,813
HSBC Holdings PLC,
5.100%, due 04/05/21	860,000		947,318
6.500%, due 09/15/37	1,125,000		1,275,043
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	620,000		604,568
4.500%, due 07/05/18	EUR	800,000	1,210,457
9.000%, due 02/17/22	GBP	170,000	372,492
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2]	535,000		818,380
Lloyds Bank PLC,
1.017%, due 07/11/16[2]	EUR	265,000	352,231
6.500%, due 03/24/20	260,000		399,240
7.500%, due 04/15/24	GBP	340,000	709,886
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	230,000	321,045
National Express Group PLC,
6.250%, due 01/13/17	GBP	200,000	357,204
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[3]	330,000		527,198
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	225,000		421,776
Royal Bank of Scotland PLC,
4.875%, due 03/16/15		$200,000	210,480
5.375%, due 09/30/19[3]	EUR	215,000	337,407
6.934%, due 04/09/18	260,000		385,531
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,5]	GBP	172,000	287,083
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1,4]		$930,000	844,579
Standard Chartered PLC,
4.000%, due 07/12/22[2]	950,000		962,823
Tesco PLC,
6.125%, due 02/24/22	GBP	480,000	905,106
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[3]	248,252		436,366
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	400,000		703,121

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
United Kingdom—(concluded)
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[3]	GBP	650,000	$1,159,440
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[3]		200,000	373,965
WPP PLC,
6.625%, due 05/12/16	EUR	405,000	626,602
Total United Kingdom corporate bonds			23,537,144

United States—22.50%
ABB Finance USA, Inc.,
2.875%, due 05/08/22		$455,000	439,385
AbbVie, Inc.,
2.900%, due 11/06/22		510,000	476,957
4.400%, due 11/06/42		310,000	280,666
Alcoa, Inc.,
6.150%, due 08/15/20		530,000	552,907
Allstate Corp.,
5.750%, due 08/15/53[2]		270,000	263,250
Alltel Corp.,
7.875%, due 07/01/32		455,000	592,955
Altria Group, Inc.,
4.250%, due 08/09/42		1,290,000	1,073,944
American Express Credit Corp.,
1.300%, due 07/29/16		285,000	286,707
American Honda Finance Corp.,
3.875%, due 09/16/14[3]	EUR	300,000	419,156
American International Group, Inc.,
3.375%, due 08/15/20		$565,000	565,344
American Tower Corp.,
3.400%, due 02/15/19		210,000	207,562
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		1,000,000	1,162,477
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22		1,520,000	1,406,176
Apache Corp.,
4.750%, due 04/15/43		705,000	667,340
Apple, Inc.,
3.850%, due 05/04/43		170,000	142,452
AT&T, Inc.,
2.500%, due 03/15/23	EUR	310,000	404,251
5.550%, due 08/15/41		$515,000	511,212
Bank of America Corp.,
1.500%, due 10/09/15		2,285,000	2,297,494
5.875%, due 02/07/42		290,000	321,982
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		1,065,000	1,039,378
Baxter International, Inc.,
3.200%, due 06/15/23		655,000	639,078
BB&T Corp.,
1.600%, due 08/15/17		285,000	282,988
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		245,000	239,173
Boston Scientific Corp.,
2.650%, due 10/01/18		145,000	145,063
6.000%, due 01/15/20		525,000	600,422
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		745,000	748,660
Capital One Financial Corp.,
1.000%, due 11/06/15		795,000	790,996

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
Celgene Corp.,
4.000%, due 08/15/23		$270,000	$268,957
Chevron Corp.,
2.355%, due 12/05/22		225,000	207,151
2.427%, due 06/24/20		225,000	222,410
Citigroup, Inc.,
0.869%, due 05/31/17[2]	EUR	565,000	730,729
4.050%, due 07/30/22		$415,000	403,054
5.500%, due 02/15/17		435,000	476,288
6.000%, due 08/15/17		1,255,000	1,434,338
Coca-Cola Co.,
1.800%, due 09/01/16		550,000	565,410
Comcast Corp.,
5.700%, due 07/01/19		1,020,000	1,184,739
ConocoPhillips,
4.600%, due 01/15/15		580,000	609,421
DIRECTV Holdings LLC,
5.000%, due 03/01/21		915,000	936,733
Duke Energy Corp.,
3.050%, due 08/15/22		535,000	506,288
Energy Transfer Partners LP,
6.050%, due 06/01/41		550,000	552,014
Enterprise Products Operating LLC,
4.850%, due 03/15/44		430,000	400,785
5.200%, due 09/01/20		285,000	317,145
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		400,000	405,868
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		775,000	796,586
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[1]		350,000	329,111
3.875%, due 03/15/23[1]		715,000	659,197
General Electric Capital Corp.,
1.000%, due 12/11/15		790,000	790,943
4.375%, due 09/16/20		920,000	978,794
6.750%, due 03/15/32		1,250,000	1,491,000
General Electric Co.,
4.125%, due 10/09/42		260,000	238,690
Georgia Power Co.,
0.750%, due 08/10/15		375,000	375,243
5.400%, due 06/01/40		380,000	404,441
Glencore Funding LLC,
2.500%, due 01/15/19[1]		480,000	449,940
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[3]	EUR	640,000	873,608
4.375%, due 03/16/17		900,000	1,325,770
Halliburton Co.,
4.750%, due 08/01/43		$625,000	617,894
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		265,000	233,852
5.500%, due 03/30/20		335,000	378,016
Hewlett-Packard Co.,
2.625%, due 12/09/14		1,155,000	1,177,364
International Business Machines Corp.,
3.375%, due 08/01/23		525,000	517,964
JPMorgan Chase & Co.,
1.800%, due 01/25/18		490,000	483,177
3.200%, due 01/25/23		2,485,000	2,324,762

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
United States—(continued)
Kellogg Co.,
1.875%, due 11/17/16		$390,000	$397,152
Kinder Morgan Energy Partners LP,
2.650%, due 02/01/19		145,000	144,002
5.000%, due 03/01/43		525,000	474,784
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		415,000	411,105
Lincoln National Corp.,
4.200%, due 03/15/22		680,000	696,167
Lorillard Tobacco Co.,
6.875%, due 05/01/20		110,000	126,500
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23		430,000	400,412
Merck & Co., Inc.,
6.550%, due 09/15/37		345,000	437,205
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[3]	EUR	1,053,000	1,457,002
Microsoft Corp.,
2.625%, due 05/02/33		400,000	493,824
3.500%, due 11/15/42		$525,000	424,744
Mondelez International, Inc.,
5.375%, due 02/10/20		424,000	478,769
Morgan Stanley,
2.125%, due 04/25/18		440,000	428,845
4.750%, due 03/22/17		1,040,000	1,122,910
6.375%, due 07/24/42		245,000	277,260
Motorola Solutions, Inc.,
6.000%, due 11/15/17		425,000	484,806
Mylan, Inc.,
2.600%, due 06/24/18[1]		130,000	129,770
NBCUniversal Media LLC,
5.150%, due 04/30/20		630,000	714,397
News America, Inc.,
6.200%, due 12/15/34		680,000	736,228
NuStar Logistics LP,
4.800%, due 09/01/20		505,000	472,806
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		246,000	304,323
Oracle Corp.,
2.250%, due 01/10/21	EUR	205,000	278,610
PacifiCorp,
6.000%, due 01/15/39		$490,000	581,831
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[3]	EUR	305,000	467,159
PepsiCo, Inc.,
1.250%, due 08/13/17		$320,000	315,352
Perrigo Co.,
2.950%, due 05/15/23		200,000	193,349
Philip Morris International, Inc.,
1.750%, due 03/19/20	EUR	450,000	599,651
PNC Funding Corp.,
2.700%, due 09/19/16		$380,000	394,938
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		255,000	227,974
PPL Energy Supply LLC,
4.600%, due 12/15/21		230,000	226,939
Prudential Financial, Inc.,
4.500%, due 11/15/20		985,000	1,058,281
QVC, Inc.,
4.375%, due 03/15/23		250,000	232,497

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
Republic Services, Inc.,
5.250%, due 11/15/21		$925,000	$1,014,686
Reynolds American, Inc.,
6.150%, due 09/15/43		440,000	460,336
6.750%, due 06/15/17		640,000	739,459
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[3]	EUR	500,000	671,081
Sempra Energy,
6.000%, due 10/15/39		$440,000	485,076
SLM Corp.,
6.250%, due 01/25/16		715,000	761,475
Southwestern Electric Power Co.,
6.200%, due 03/15/40		555,000	616,954
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		360,000	314,675
Time Warner Cable, Inc.,
5.000%, due 02/01/20		1,125,000	1,139,086
Travelers Cos., Inc.,
4.600%, due 08/01/43		110,000	108,727
US Bancorp,
1.650%, due 05/15/17		565,000	568,301
Valero Energy Corp.,
6.625%, due 06/15/37		730,000	792,885
Verizon Communications, Inc.,
2.500%, due 09/15/16		795,000	819,395
4.500%, due 09/15/20		420,000	446,656
6.550%, due 09/15/43		980,000	1,106,358
Viacom, Inc.,
2.500%, due 09/01/18		95,000	94,825
4.250%, due 09/01/23		165,000	164,104
Virginia Electric and Power Co.,
6.000%, due 05/15/37		265,000	311,627
Wachovia Corp.,
5.750%, due 02/01/18		1,330,000	1,536,366
Waste Management, Inc.,
6.125%, due 11/30/39[4]		335,000	383,104
WEA Finance LLC,
5.750%, due 09/02/15[1]		350,000	380,703
WellPoint, Inc.,
5.100%, due 01/15/44		200,000	194,819
Xcel Energy, Inc.,
4.700%, due 05/15/20		240,000	264,053
4.800%, due 09/15/41		275,000	269,931
Total United States corporate bonds			69,059,931

Virgin Islands, British—0.08%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]		250,000	229,829

Total corporate bonds (cost $152,829,770)			154,488,843

Collateralized debt obligation—0.00%[6]
Cayman Islands—0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[1,7,8] (cost $8,112,000)		8,000,000	8,000

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Mortgage & agency debt security—0.02%
United States—0.02%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.802%, due 04/25/35[2] (cost $105,329)		$860,207	$51,009

Non-US government obligations—13.05%
Australia—6.17%
Government of Australia,
4.250%, due 07/21/17	AUD	6,482,000	6,329,274
4.500%, due 04/15/20	6,376,000		6,300,956
4.750%, due 06/15/16	6,440,000		6,324,911
			18,955,141
Italy—6.88%
Buoni Poliennali Del Tesoro,
3.500%, due 11/01/17	EUR	4,728,000	6,495,507
3.750%, due 12/15/13	1,235,000		1,680,961
3.750%, due 08/01/16	4,630,000		6,493,034
4.750%, due 08/01/23[1]	4,604,000		6,440,802
			21,110,304
Total Non-US government obligations (cost $38,874,165)			40,065,445

Supranational bonds—0.56%
Asian Development Bank,
1.000%, due 12/15/15	250,000		407,558
European Investment Bank,
3.000%, due 12/07/15	280,000		474,162
Inter-American Development Bank,
0.625%, due 12/15/15	275,000		444,490
International Finance Corp.,
0.625%, due 12/15/15	240,000		387,708
Total supranational bonds (cost $1,657,192)			1,713,918
Total bonds (cost $201,578,455)			196,327,215

	Shares
Short-term investments—22.90%
Investment company—2.57%
UBS Cash Management Prime Relationship Fund[9]	7,874,947	7,874,947
US government obligation—20.33%
US Treasury Bills[10]
0.098%, due 05/01/14	31,300,000	31,290,610
0.105%, due 05/29/14	31,126,000	31,118,219
		62,408,829
Total short-term investments (cost $70,261,074)		70,283,776

	Number of contracts
Options purchased*: 2.28%
Call options: 2.28%
DAX Index, strike @ EUR 8,750.00, expires March 2014	529	1,129,666
E-mini S&P 500 Index, strike @ USD 1,750.00, expires March 2014	283	863,150

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Number of contracts	Value
EURO STOXX 50 Index, strike @ EUR 3,000.00, expires March 2014	1,177	$1,366,197
FTSE 100 Index, strike @ GBP 6,800.00, expires December 2013	313	162,149
FTSE 100 Index, strike @ GBP 7,000.00, expires March 2014	155	117,937
Hong Kong Hang Seng Index, strike @ HKD 23,600.00, expires March 2014	219	1,024,987
NIKKEI 225 Index, strike @ JPY 14,500.00, expires March 2014	228	2,041,203
S&P/ASX 200 Index, strike @ AUD 5,400.00, expires March 2014	314	285,314
Total options purchased (cost $6,931,663)		6,990,603

	Shares
Investment of cash collateral from securities loaned—0.58%
UBS Private Money Market Fund LLC[9] (cost $1,789,913)	1,789,913	1,789,913
Total investments—89.73% (cost $280,561,105)		275,391,507
Cash and other assets, less liabilities: 10.27%		31,510,847
Net assets: 100.00%		$306,902,354

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,414,418
Gross unrealized depreciation	(11,584,016)
Net unrealized depreciation of investments	$(5,169,598)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CHF	15,300,000	USD	16,337,078	12/11/13	$(591,228)
BB	GBP	3,880,000	SEK	40,026,507	12/11/13	(60,101)
BB	USD	12,372,150	NOK	75,330,000	12/11/13	122,042
HSBC	AUD	35,885,000	USD	32,666,295	12/11/13	(656,215)
HSBC	NZD	30,920,000	USD	24,170,164	12/11/13	(1,385,162)
JPMCB	EUR	940,000	USD	1,246,964	12/11/13	(24,950)
JPMCB	USD	910,633	CAD	940,000	12/11/13	318
JPMCB	USD	5,012,996	MXN	67,540,000	12/11/13	117,007
JPMCB	USD	5,024,214	PHP	223,050,000	12/11/13	98,563
JPMCB	USD	5,723,834	PLN	18,635,000	12/11/13	218,384
MSCI	AUD	6,620,000	USD	6,217,590	12/11/13	70,313
RBS	GBP	16,265,000	USD	25,360,274	12/11/13	(957,390)
SSB	CAD	23,795,000	USD	22,609,043	12/11/13	(450,626)
SSB	EUR	52,030,000	USD	68,585,686	12/11/13	(1,816,107)
SSB	SEK	83,430,000	USD	12,590,262	12/11/13	(370,243)
SSB	USD	7,497,061	JPY	746,100,000	12/11/13	96,808
Net unrealized depreciation on forward foreign currency contracts						$(5,588,587)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 53 contracts (USD)	December 2013	$6,333,831	$6,415,484	$81,653
US Treasury futures sell contracts:
US Ultra Bond Futures, 10 contracts (USD)	December 2013	(1,396,174)	(1,420,937)	(24,763)
5 Year US Treasury Notes, 260 contracts (USD)	December 2013	(31,104,460)	(31,472,187)	(367,727)
10 Year US Treasury Notes, 471 contracts (USD)	December 2013	(58,494,859)	(59,529,984)	(1,035,125)
Index futures buy contracts:
FTSE MIB Index, 86 contracts (EUR)	December 2013	10,230,796	10,132,495	(98,301)
Mini MSCI Emerging Markets Index, 250 contracts (USD)	December 2013	12,456,808	12,283,750	(173,058)
MSCI Taiwan Index, 165 contracts (USD)	October 2013	4,823,742	4,737,150	(86,592)
TOPIX Index, 40 contracts (JPY)	December 2013	4,811,962	4,869,017	57,055
Index futures sell contracts:
CAC 40 Euro Index, 187 contracts (EUR)	October 2013	(10,478,413)	(10,488,673)	(10,260)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 181 contracts (AUD)	December 2013	19,345,317	19,859,834	514,517
Euro-Bobl, 14 contracts (EUR)	December 2013	2,329,693	2,356,881	27,188
Long Gilt, 84 contracts (GBP)	December 2013	14,864,016	15,002,152	138,136
Interest rate futures sell contracts:
Euro-Bund, 75 contracts (EUR)	December 2013	(13,989,501)	(14,255,657)	(266,156)
Long Gilt, 11 contracts (GBP)	December 2013	(1,910,972)	(1,964,568)	(53,595)
Net unrealized depreciation on futures contracts				$(1,297,028)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(4,003,977)	$(4,003,977)
GSI	EUR	31,200,000	6/21/2021	6 month EURIBOR	3.325%	—	5,188,155	5,188,155
						$—	$1,184,178	$1,184,178

Credit default swaps on corporate issues—buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Next PLC bond, 5.375%, due 10/26/21	EUR	300,000	03/20/18	1.000%	$(2,920)	$(6,402)	$(9,322)
CITI	Imperial Tobacco Group PLC bond, 6.250%, due 12/04/18	EUR	1,020,000	03/20/18	1.000	(2,267)	(17,925)	(20,192)
GSI	Gas Natural Capital Markets SA bond, 4.500%, due 01/27/20	EUR	635,000	09/20/18	1.000	(41,039)	26,591	(14,448)
GSI	Iberdrola Finanzas SAU bond, 3.500%, due 06/22/15	EUR	635,000	09/20/18	1.000	(41,039)	25,453	(15,586)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	590,000	09/20/18	1.000	(7,881)	29	(7,852)
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	11,045	(19,669)	(8,624)
JPMCB	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	325000	03/20/20	1.000	764	8,103	8,867
JPMCB	Holcim Ltd. bond, 4.375%, due 12/09/14	EUR	630,000	06/20/18	1.000	(15,099)	12,310	(2,789)
JPMCB	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	305,000	09/20/18	1.000	383	(1,678)	(1,295)
						$(98,053)	$26,812	$(71,241)

Credit default swaps on corporate issues—sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	595,000	06/20/17	1.000%	$1,974	$8,377	$10,351	0.724%
JPMCB	Linde Finance BV bond, 5.875%, due 04/24/23	EUR	585,000	03/20/18	1.000	(12,366)	20,381	8,015	0.422
JPMCB	Alstom SA bond, 4.000%, due 09/23/14	EUR	630,000	09/20/18	1.000	4,395	(33,039)	(28,644)	1.833
JPMCB	Standard Chartered Bank PLC bond, 0.711%, due 10/15/14	EUR	305,000	09/20/18	1.000	9,003	(7,151)	1,852	1.372
JPMCB	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	325,000	03/20/20	1.000	6,260	(13,744)	(7,484)	1.528
						$9,266	$(25,176)	$(15,910)

Centrally cleared credit default swap on credit indices—buy protection12

Referenced Index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized depreciation
CDX.NA.IG.Series 20 Index	USD	63,200,000	06/20/18	1.000%	$219,975	$(785,112)	$(565,137)

Centrally cleared credit default swap on credit indices—sell protection14

Referenced Index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized depreciation
CDX.NA.HY.Series 20 Index	USD	61,700,000	06/20/18	5.000%	$(4,116,798)	$3,730,708	$(386,090)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
Hong Kong Hang Seng Index, 219 contracts, strike @ HKD 26,000.00	March 2014	$231,567	$(183,538)
NIKKEI 225 Index, JPY 228 contracts, strike @ JPY 16,000.00	March 2014	524,949	(800,244)
Total options written		$756,516	$(983,782)

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	—	$—
Options written	447	756,516
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	447	$756,516

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$154,488,843	$—	$154,488,843
Collateralized debt obligation	—	—	8,000	8,000
Mortgage & agency debt security	—	51,009	—	51,009
Non-US government obligations	—	40,065,445	—	40,065,445
Supranational bonds	—	1,713,918	—	1,713,918
Short-term investments	—	70,283,776	—	70,283,776
Options purchased	6,990,603	—	—	6,990,603
Investment of cash collateral from securities loaned	—	1,789,913	—	1,789,913
Forward foreign currency contracts, net	—	(5,588,587)	—	(5,588,587)
Futures contracts, net	(1,297,028)	—	—	(1,297,028)
Swap agreements, net[16]	—	234,587	—	234,587
Options written	(983,782)	—	—	(983,782)
Total	$4,709,793	$263,038,904	$8,000	$267,756,697

At September 30, 2013, there were no transfers between Level 1 and Level 2 for the Fund.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Collateralized debt obligations
Assets
Beginning balance	$8,000
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(951)
Total realized gain	—
Change in net unrealized appreciation/depreciation	951
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$8,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2013 was $951.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $21,366,145 or 6.97% of net assets.

2	Variable or floating rate security — the interest rate shown is the current rate as of September 30, 2013 and changes periodically.
3

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $24,285,058 or 7.91% of net assets.

4	Security, or portion thereof, was on loan at September 30, 2013.
5	Perpetual bond security. The maturity date reflects the next call date.
6	Amount represents less than 0.005%.
7	Illiquid investment. At September 30, 2013, the value of this security amounted to $8,000 or 0.00% of net assets.
8	This security, which represents 0.00% of net assets as of September 30, 2013, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/13	Value as a percentage of net assets
LNR CDO Ltd., Series 2006-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	$8,138,056	2.65%	$8,000	0.00%

9	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2013	9/30/2013	9/30/2013	9/30/2013	9/30/2013
UBS Cash Management Prime Relationship Fund	$124,331,234	$55,768,985	$172,225,272	$7,874,947	$5,406
UBS Private Money Market Fund LLC[a]	851,700	4,381,491	3,443,278	1,789,913	14
	$125,182,934	$60,150,476	$175,668,550	$9,664,860	$5,420

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

10	Rate shown is the discount rate at the date of purchase.
11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

15

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

16	Swap agreements are included in the table at value, with the exception of centrally cleared swap agreements which are included in the table at unrealized appreciation/(depreciation).

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	0.53%
Airlines	0.59
Auto components	0.25
Automobiles	1.17
Beverages	0.70
Biotechnology	0.70
Building products	0.22
Capital markets	0.99
Chemicals	1.19
Commercial banks	2.42
Commercial services & supplies	0.09
Communications equipment	0.15
Computers & peripherals	0.81
Construction & engineering	0.04
Construction materials	0.42
Consumer finance	0.18
Diversified financial services	1.04
Diversified telecommunication services	0.58
Electric utilities	0.48
Electrical equipment	0.40
Electronic equipment, instruments & components	0.05
Energy equipment & services	0.86
Food & staples retailing	0.55
Food products	1.49
Gas utilities	0.15
Health care equipment & supplies	0.23
Health care providers & services	0.49
Hotels, restaurants & leisure	0.75
Household durables	0.32
Industrial conglomerates	0.95
Insurance	2.36
Internet & catalog retail	0.45
Internet software & services	0.57
IT services	0.50
Leisure equipment & products	0.27
Life sciences tools & services	0.06
Machinery	1.39
Marine	0.22
Media	1.00
Metals & mining	1.16
Multiline retail	0.27
Multi-utilities	0.39
Oil, gas & consumable fuels	2.25
Paper & forest products	0.11
Personal products	0.43
Pharmaceuticals	2.65
Professional services	0.31
Real estate investment trust (REIT)	0.44
Real estate management & development	0.08
Road & rail	0.56
Semiconductors & semiconductor equipment	1.34
Software	1.45
Specialty retail	0.18
Textiles, apparel & luxury goods	0.90
Tobacco	0.73
Trading companies & distributors	0.66
Wireless telecommunication services	1.23
Total common stocks	40.75%
Bonds
Mortgage & agency debt securities	0.14
US government obligations	3.50
Non-US government obligations	7.44
Total bonds	11.08%

UBS Global Allocation Fund

Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	2.08
UBS Emerging Markets Equity Relationship Fund	6.78
UBS Global Corporate Bond Relationship Fund	2.03
UBS High Yield Relationship Fund	7.05
Total investment companies	17.94%
Right	0.02
Warrant	0.04
Short-term investment	27.24
Options purchased	0.23
Investment of cash collateral from securities loaned	3.81
Total investments	101.11%
Liabilities, in excess of cash and other assets	(1.11)
Net assets	100.00%

1

Figures represent the direct investments of UBS Global Allocation Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment companies and derivatives exposure was included.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—40.75%
Australia—0.38%
Orica Ltd.	54,899	$1,027,378
Westfield Group	155,680	1,599,025
Total Australia common stocks		2,626,403

Brazil—0.13%
BRF SA	7,700	187,610
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR[1]	4,500	207,090
Cia de Bebidas das Americas ADR	2,000	76,700
Cielo SA	6,800	183,907
Cosan Ltd., Class A	4,000	61,480
Embraer SA ADR	3,200	103,904
Iochpe-Maxion SA	3,200	39,561
Minerva SA*	4,900	22,330
Total Brazil common stocks		882,582

Canada—1.61%
Canadian Oil Sands Ltd.	79,600	1,542,465
Lightstream Resources Ltd.[1]	111,135	800,565
Lululemon Athletica, Inc.*	7,700	562,793
Petrobank Energy & Resources Ltd.*	101,000	40,692
Petrominerales Ltd.[1]	66,558	756,011
Royal Bank of Canada	51,400	3,293,432
Suncor Energy, Inc.	75,000	2,681,666
Teck Resources Ltd., Class B	48,400	1,300,628
Total Canada common stocks		10,978,252

China—1.19%
AIA Group Ltd.	652,317	3,065,660
Airtac International Group	10,000	70,349
Brilliance China Automotive Holdings Ltd.*	324,000	486,257
China Mobile Ltd.	15,500	173,168
China Overseas Land & Investment Ltd.	18,000	53,031
China Railway Group Ltd., H Shares	487,000	266,233
China Unicom Hong Kong Ltd.	108,000	168,491
CIMC Enric Holdings Ltd.	76,000	101,910
Jardine Matheson Holdings Ltd.	38,800	2,130,120
Kingboard Chemical Holdings Ltd.	52,500	134,975
Minth Group Ltd.	44,000	87,706
Ping An Insurance Group Co. of China Ltd., H Shares	30,000	222,992
Shimao Property Holdings Ltd.	28,000	64,405
Sohu.com, Inc.*1	4,200	331,086
Tencent Holdings Ltd.	6,200	325,192
Tiangong International Co., Ltd.	56,000	14,802
Want Want China Holdings Ltd.	109,000	165,554
Xinyi Glass Holdings Ltd.	90,000	82,853
ZTE Corp., H Shares*	81,600	168,757
Total China common stocks		8,113,541

Denmark—0.22%
AP Moeller - Maersk A/S, Class B	161	1,476,220

Finland—0.43%
Sampo Oyj, Class A	68,266	2,933,152

France—1.05%
Carrefour SA	90,089	3,092,626
Peugeot SA*	114,460	1,881,394
Schneider Electric SA	26,087	2,206,090
Total France common stocks		7,180,110

Germany—1.91%
Bayer AG	29,180	3,440,742
Deutsche Bank AG	46,729	2,145,596

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
E.ON SE	88,436	$1,573,275
HeidelbergCement AG	31,024	2,392,756
Infineon Technologies AG	224,981	2,250,783
ThyssenKrupp AG*	51,454	1,230,697
Total Germany common stocks		13,033,849

India—0.09%
Dr Reddy’s Laboratories Ltd. ADR	9,300	351,447
HDFC Bank Ltd. ADR	7,700	237,006
ICICI Bank Ltd. ADR	1,300	39,624
Total India common stocks		628,077

Indonesia—0.05%
Adaro Energy Tbk PT	438,500	34,080
Bank Rakyat Indonesia Persero Tbk PT	173,000	108,312
Harum Energy Tbk PT	125,000	29,145
Media Nusantara Citra Tbk PT	532,000	124,041
Tambang Batubara Bukit Asam Persero Tbk PT	31,500	34,683
Total Indonesia common stocks		330,261

Ireland—0.64%
Ryanair Holdings PLC ADR	38,300	1,905,042
Shire PLC	61,447	2,465,029
Total Ireland common stocks		4,370,071

Israel—0.77%
Check Point Software Technologies Ltd.*	58,800	3,325,728
Teva Pharmaceutical Industries Ltd. ADR	51,016	1,927,385
Total Israel common stocks		5,253,113

Japan—5.45%
Asahi Glass Co., Ltd.	226,000	1,400,214
Bridgestone Corp.	37,800	1,374,790
ITOCHU Corp.[1]	252,800	3,091,364
Japan Airlines Co., Ltd.	30,100	1,818,953
KDDI Corp.[1]	55,800	2,861,102
Mitsubishi Corp.	68,400	1,381,987
Mitsubishi UFJ Financial Group, Inc.	472,400	3,013,325
ORIX Corp.	205,400	3,332,957
Panasonic Corp.	189,200	1,824,727
Sankyo Co., Ltd.	37,800	1,843,949
Shin-Etsu Chemical Co., Ltd.	37,700	2,301,236
Shiseido Co., Ltd.[1]	125,900	2,259,399
THK Co., Ltd.	97,700	2,160,840
Tokio Marine Holdings, Inc.	83,400	2,719,335
Tokyo Gas Co., Ltd.	185,000	1,012,564
Toyota Motor Corp.	74,800	4,771,311
Total Japan common stocks		37,168,053

Macau—0.16%
Melco Crown Entertainment Ltd. ADR*	16,900	537,927
Sands China Ltd.	91,200	563,834
Total Macau common stocks		1,101,761

Malaysia—0.06%
Axiata Group Bhd	79,100	166,961
Malayan Banking Bhd	13,700	41,358
Sapurakencana Petroleum Bhd*	149,800	169,585
Total Malaysia common stocks		377,904

Mexico—0.25%
Alfa SAB de CV, Class A	118,000	318,044
Alsea SAB de CV1	96,000	268,869
Cemex SAB de CV ADR*	43,352	484,675

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	68,000	$424,588
Grupo Televisa SAB ADR	6,300	176,085
Total Mexico common stocks		1,672,261

Netherlands—1.49%
CNH Industrial NV*	210,488	2,699,512
Heineken NV	31,027	2,199,064
Koninklijke DSM NV	34,739	2,621,473
NXP Semiconductor NV*	18,100	673,501
Wolters Kluwer NV	76,410	1,969,740
Total Netherlands common stocks		10,163,290

Norway—0.51%
Telenor ASA	152,979	3,495,500

Panama—0.02%
Copa Holdings SA, Class A	1,200	166,404

Philippines—0.10%
Alliance Global Group, Inc.	565,000	304,950
Metropolitan Bank & Trust	119,905	228,574
SM Investments Corp.	9,796	175,491
Total Philippines common stocks		709,015

Russia—0.07%
Magnit OJSC GDR[2]	4,517	278,925
MegaFon OAO GDR[2]	5,000	176,250
Total Russia common stocks		455,175

Singapore—0.10%
Avago Technologies Ltd.	15,300	659,736

South Africa—0.16%
Aspen Pharmacare Holdings Ltd.*	15,916	416,516
Life Healthcare Group Holdings Ltd.	40,970	145,840
Naspers Ltd., Class N	4,219	390,139
Standard Bank Group Ltd.	14,571	173,977
Total South Africa common stocks		1,126,472

South Korea—0.44%
Doosan Infracore Co., Ltd.*	14,050	205,257
Hankook Tire Co., Ltd.	3,178	181,570
Hyundai Motor Co.	1,785	416,903
Kia Motors Corp.	4,379	266,079
LG Chem Ltd.	925	264,673
Samsung Electronics Co., Ltd.	526	669,079
Seoul Semiconductor Co., Ltd.	9,298	350,835
SK Hynix, Inc.*	13,470	379,154
SK Telecom Co., Ltd.	908	184,612
Sung Kwang Bend Co., Ltd.	2,946	83,610
Total South Korea common stocks		3,001,772

Spain—0.13%
Acciona SA1	15,591	887,036

Sweden—0.18%
Lundin Petroleum AB*	55,962	1,206,892

Switzerland—2.49%
Credit Suisse Group AG*	78,214	2,388,755
Glencore Xstrata PLC*	405,071	2,207,976
Nestle SA	68,505	4,791,221
Novartis AG	71,077	5,462,323
SGS SA	891	2,127,129
Total Switzerland common stocks		16,977,404

Taiwan—0.26%
Ginko International Co., Ltd.	9,000	166,503
Himax Technologies, Inc. ADR	9,700	97,000
Hiwin Technologies Corp.	10,000	66,967
Largan Precision Co., Ltd.	7,000	235,567

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
MediaTek, Inc.	7,000	$86,532
President Chain Store Corp.	27,000	194,964
Siliconware Precision Industries Co.	19,000	22,202
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,900	507,104
Uni-President Enterprises Corp.	201,664	375,814
Total Taiwan common stocks		1,752,653

Thailand—0.08%
Banpu PCL	44,000	38,683
Jasmine International PCL	1,438,600	379,426
Minor International PCL	147,100	113,805
Supalai PCL	71,800	36,267
Total Thailand common stocks		568,181

Turkey—0.04%
Ford Otomotiv Sanayi AS	9,169	126,184
Turk Hava Yollari	41,938	159,859
Total Turkey common stocks		286,043

United Kingdom—5.53%
Associated British Foods PLC	36,479	1,107,888
Aviva PLC	344,861	2,215,316
Barclays PLC	466,360	2,004,499
BP PLC	550,244	3,858,012
Burberry Group PLC	81,058	2,144,213
Carnival PLC	31,620	1,071,911
HSBC Holdings PLC	455,646	4,937,798
Imperial Tobacco Group PLC	91,538	3,389,125
Kingfisher PLC	200,729	1,254,021
Liberty Global PLC, Series A*	4,100	325,335
Premier Oil PLC	231,038	1,217,459
Prudential PLC	146,013	2,720,739
Rio Tinto PLC	56,019	2,741,533
SABMiller PLC	41,163	2,094,790
Sage Group PLC	399,815	2,134,665
SSE PLC	57,555	1,373,411
Vodafone Group PLC	887,493	3,103,407
Total United Kingdom common stocks		37,694,122

United States—14.76%
3M Co.	9,200	1,098,572
Acorda Therapeutics, Inc.*	16,200	555,336
Adobe Systems, Inc.*	29,300	1,521,842
Alexion Pharmaceuticals, Inc.*	4,900	569,184
Allergan, Inc.	9,500	859,275
Alnylam Pharmaceuticals, Inc.*	7,000	448,070
Amazon.com, Inc.*	6,500	2,032,160
American Capital Agency Corp.	22,300	503,311
AMETEK, Inc.	11,100	510,822
Apple, Inc.	9,450	4,505,287
Atmel Corp.*	82,700	615,288
Baker Hughes, Inc.	29,400	1,443,540
Baxter International, Inc.	15,200	998,488
Biogen Idec, Inc.*	2,600	625,976
Bio-Rad Laboratories, Inc., Class A*	3,200	376,192
Bluebird Bio, Inc.*1	4,300	115,928
Boeing Co.	4,900	575,750
Broadcom Corp., Class A	41,400	1,076,814
Capital One Financial Corp.	7,900	543,046
Cardinal Health, Inc.	17,200	896,980
Catamaran Corp.*	10,200	468,690
Citigroup, Inc.	40,620	1,970,476
Coach, Inc.	9,400	512,582
Comcast Corp., Class A	35,500	1,602,825

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
United States—(concluded)
Commercial Metals Co.	24,000	$406,800
Concho Resources, Inc.*	5,100	554,931
Crown Castle International Corp.*	8,100	591,543
Cummins, Inc.	3,500	465,045
Danaher Corp.	35,000	2,426,200
Digital Realty Trust, Inc.[1]	16,900	897,390
Discover Financial Services	9,400	475,076
Dollar General Corp.*	10,600	598,476
Dow Chemical Co.	35,600	1,367,040
eBay, Inc.*	17,300	965,167
Edison International	10,900	502,054
Eli Lilly & Co.	15,700	790,181
Envision Healthcare Holdings, Inc.*	18,600	484,158
EOG Resources, Inc.	6,600	1,117,248
Epizyme, Inc.*1	3,800	152,494
Estee Lauder Cos., Inc., Class A	9,300	650,070
Facebook, Inc., Class A*	18,700	939,488
First Cash Financial Services, Inc.*	4,000	231,800
FMC Technologies, Inc.*	4,700	260,474
Freescale Semiconductor Ltd.*	18,400	306,360
General Dynamics Corp.	15,900	1,391,568
Gilead Sciences, Inc.*	28,100	1,765,804
Google, Inc., Class A*	1,550	1,357,661
Hain Celestial Group, Inc.*	4,000	308,480
Halliburton Co.	36,300	1,747,845
Hertz Global Holdings, Inc.*	78,000	1,728,480
Hess Corp.	17,600	1,361,184
Hospira, Inc.*	25,100	984,422
Illinois Tool Works, Inc.	24,000	1,830,480
Impax Laboratories, Inc.*	23,700	486,087
International Paper Co.	16,900	757,120
Intuitive Surgical, Inc.*	840	316,067
Invesco Ltd.	15,800	504,020
JC Penney Co., Inc.*1	47,600	419,832
JPMorgan Chase & Co.	34,100	1,762,629
Kellogg Co.	11,400	669,522
Las Vegas Sands Corp.	10,100	670,842
Lexicon Pharmaceuticals, Inc.*	148,000	350,760
Lincoln National Corp.	26,900	1,129,531
Macy’s, Inc.	18,500	800,495
MasterCard, Inc., Class A	955	642,505
McDermott International, Inc.*	102,000	757,860
MetLife, Inc.	18,400	863,880
Michael Kors Holdings Ltd.*	10,200	760,104
Micron Technology, Inc.*	49,700	868,259
Mohawk Industries, Inc.*	3,000	390,750
Mondelez International, Inc., Class A	81,200	2,551,304
Monster Beverage Corp.*	7,900	412,775
Morgan Stanley	64,400	1,735,580
NetApp, Inc.	23,600	1,005,832
NextEra Energy, Inc.	6,200	496,992
NII Holdings, Inc.*1	183,200	1,112,024
NIKE, Inc., Class B	10,700	777,248
Noble Corp.	26,500	1,000,905
Norfolk Southern Corp.	21,000	1,624,350
Parker Hannifin Corp.	16,700	1,815,624
PG&E Corp.	26,600	1,088,472
Philip Morris International, Inc.	18,100	1,567,279
Precision Castparts Corp.	3,650	829,426
Priceline.com, Inc.*	1,000	1,010,950
Progressive Corp.	7,700	209,671
QUALCOMM, Inc.	12,400	835,264

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Quintiles Transnational Holdings, Inc.*	4,700	$210,936
Ralph Lauren Corp.	8,500	1,400,205
Realogy Holdings Corp.*	9,000	387,180
Salesforce.com, Inc.*	15,700	814,987
Salix Pharmaceuticals Ltd.*	8,600	575,168
Schlumberger Ltd.	5,700	503,652
ServiceNow, Inc.*	6,200	322,090
ServiceSource International, Inc.*	103,400	1,249,072
Sherwin-Williams Co.	3,100	564,758
Skyworks Solutions, Inc.*	25,000	621,000
Starbucks Corp.	9,600	738,912
Symantec Corp.	46,000	1,138,500
Teradata Corp.*	10,400	576,576
Time Warner, Inc.	18,700	1,230,647
Union Pacific Corp.	3,100	481,554
United Technologies Corp.	6,400	690,048
UnitedHealth Group, Inc.	19,300	1,382,073
US Bancorp	30,000	1,097,400
Viacom, Inc., Class B	12,100	1,011,318
Visa, Inc., Class A	3,900	745,290
VMware, Inc., Class A*	7,400	598,660
Waste Management, Inc.	15,200	626,848
Wells Fargo & Co.	22,300	921,436
Yum! Brands, Inc.	15,900	1,135,101
Zoetis, Inc.	10,300	320,536
Total United States common stocks		100,652,259
Total common stocks (cost $239,315,920)		277,927,564

	Face amount
Bonds—11.08%
Mortgage & agency debt securities—0.14%
United States—0.14%
Federal Home Loan Mortgage Corp. Gold Pools,[3]
#G00194, 7.500%, due 02/01/24	32,974	37,372
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	759,109	865,282
Total mortgage & agency debt securities (cost $825,603)		902,654
US government obligations—3.50%
US Treasury Bonds,
2.750%, due 08/15/42	555,000	460,043
2.750%, due 11/15/42	1,305,000	1,080,091
5.375%, due 02/15/31	1,500,000	1,912,968
6.250%, due 08/15/23[1]	1,500,000	1,985,157
8.000%, due 11/15/21	960,000	1,373,925
US Treasury Notes,
0.125%, due 12/31/14[1]	5,205,000	5,202,356
0.250%, due 11/30/14[1]	2,950,000	2,953,342
0.625%, due 04/30/18	1,675,000	1,628,152
0.750%, due 12/31/17	4,145,000	4,074,730
1.625%, due 11/15/22[1]	605,000	560,145
2.500%, due 04/30/15	975,000	1,009,696
3.125%, due 04/30/17	1,500,000	1,618,593
Total US government obligations (cost $23,640,090)		23,859,198

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Non-US government obligations—7.44%
Australia—1.15%
Government of Australia,
5.750%, due 05/15/21	AUD	7,350,000	$7,818,140

Belgium—0.38%
Kingdom of Belgium,
1.250%, due 06/22/18	EUR	1,900,000	2,564,246

Finland—0.73%
Government of Finland,
4.375%, due 07/04/19[4]	3,152,000		5,010,629

France—0.94%
Government of France,
0.250%, due 07/25/18[5]	1,858,374		2,574,968
3.750%, due 04/25/21	1,660,000		2,551,597
4.500%, due 04/25/41	810,000		1,313,589
			6,440,154
Germany—0.94%
Bundesobligation,
1.250%, due 10/14/16	1,100,000		1,530,562
Bundesrepublik Deutschland,
3.250%, due 07/04/21	2,505,000		3,875,873
4.000%, due 01/04/37	580,000		976,579
			6,383,014
Italy—1.46%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/16[5]	1,126,547		1,549,836
2.100%, due 09/15/21[5]	2,855,612		3,658,472
3.000%, due 04/15/15	1,545,000		2,131,287
4.250%, due 02/01/19	1,860,000		2,610,114
			9,949,709
Netherlands—0.38%
Kingdom of the Netherlands,
1.250%, due 01/15/18[4]	1,900,000		2,605,013

Sweden—0.36%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	13,330,000	2,467,814

United Kingdom—1.10%
United Kingdom Gilts,
3.750%, due 09/07/21	GBP	3,450,000	6,182,822
4.750%, due 12/07/38	655,000		1,300,152
			7,482,974
Total Non-US government obligations (cost $49,476,921)			50,721,693
Total bonds (cost $73,942,614)			75,483,545

	Shares
Investment companies—17.94%
iShares JPMorgan USD Emerging Markets Bond Fund[1]	130,100		14,180,900
UBS Emerging Markets Equity Relationship Fund*6	1,300,386		46,215,839
UBS Global Corporate Bond Relationship Fund*6	1,123,387		13,828,333
UBS High Yield Relationship Fund*6	1,497,331		48,124,830
Total investment companies (cost $109,735,375)			122,349,902

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Number of rights	Value
Rights—0.02%
United Kingdom—0.02%
Barclays PLC, expires 10/02/13* (cost $0)	116,590	$152,414

	Number of warrants
Warrant—0.04%
Russia—0.04%
Sberbank of Russia,strike @ $0.00001, expires 10/14/15* (cost $257,771)	84,680	255,335

	Shares
Short-term investment—27.24%
Investment company—27.24%
UBS Cash Management Prime Relationship Fund[6] (cost $185,799,575)	185,799,575	185,799,575

	Number of contracts
Options purchased*: 0.23%
Call options: 0.23%
FTSE 100 Index, strike @ GBP 6,700.00, expires December 2013	749	654,780
S&P 500 Index, strike @ USD 1,700.00, expires December 2013	280	912,800
Total options purchased (cost $3,455,278)		1,567,580

	Shares
Investment of cash collateral from securities loaned—3.81%
UBS Private Money Market Fund LLC [6] (cost $26,005,855)	26,005,855	26,005,855
Total investments—101.11% (cost $638,512,388)		689,541,770
Liabilities, in excess of cash and other assets: (1.11)%		(7,548,660)
Net assets: 100.00%		$681,993,110

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,140,612
Gross unrealized depreciation	(11,111,230)
Net unrealized appreciation of investments	$51,029,382

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	8,625,000	SEK	88,967,565	12/04/13	$(133,392)
BB	USD	25,212,841	NOK	153,700,000	12/04/13	286,703
CIBC	USD	57,768,514	JPY	5,667,900,000	12/04/13	(84,743)
CSI	CHF	25,300,000	USD	27,301,176	12/04/13	(689,250)
GSI	AUD	26,125,000	USD	23,248,638	12/04/13	(1,021,943)
GSI	SEK	188,380,000	USD	28,645,287	12/04/13	(623,538)
HSBC	CAD	34,175,000	USD	32,473,086	12/04/13	(651,727)
HSBC	EUR	2,035,000	USD	2,751,753	12/04/13	(1,755)
JPMCB	AUD	2,814,982	SEK	16,500,000	12/04/13	(51,543)
JPMCB	GBP	1,630,000	USD	2,528,546	12/04/13	(109,009)
JPMCB	HKD	29,100,000	USD	3,753,167	12/04/13	654
JPMCB	IDR	51,519,500,000	USD	4,320,294	12/04/13	(78,081)
JPMCB	ILS	13,560,000	USD	3,718,124	12/04/13	(125,250)
JPMCB	INR	213,760,000	USD	3,065,934	12/04/13	(289,149)
JPMCB	THB	118,700,000	USD	3,633,080	12/04/13	(147,007)
JPMCB	USD	2,771,091	JPY	274,100,000	12/04/13	18,499
JPMCB	USD	12,746,503	PHP	569,450,000	12/04/13	333,252
JPMCB	USD	3,806,869	SGD	4,865,000	12/04/13	71,348
JPMCB	ZAR	4,580,000	USD	459,663	10/01/13	3,499
MSCI	AUD	14,710,000	USD	13,822,104	12/04/13	156,258
MSCI	USD	12,873,865	MXN	172,840,000	12/04/13	261,283
RBS	GBP	1,760,000	USD	2,720,159	12/04/13	(127,753)
RBS	NZD	69,900,000	USD	54,201,858	12/04/13	(3,600,299)
SSB	USD	23,812,118	EUR	17,945,000	12/04/13	468,822
SSB	USD	14,943,786	PLN	48,515,000	12/04/13	532,900
Net unrealized depreciation on forward foreign currency contracts						$(5,601,221)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 125 contracts (USD)	December 2013	$15,478,670	$15,798,828	$320,158
US Treasury futures sell contracts:
2 Year US Treasury Notes, 33 contracts (USD)	December 2013	(7,250,679)	(7,268,765)	(18,086)
Index futures buy contracts:
Amsterdam Exchange Index, 81 contracts (EUR)	October 2013	8,309,307	8,220,755	(88,552)
DAX Index, 52 contracts (EUR)	December 2013	15,117,794	15,105,517	(12,277)
E-mini S&P 500 Index, 417 contracts (USD)	December 2013	35,261,416	34,909,155	(352,261)
EURO STOXX 50 Index, 589 contracts (EUR)	December 2013	22,923,132	22,940,697	17,565
TOPIX Index, 182 contracts (JPY)	December 2013	21,894,426	22,154,026	259,600
Index futures sell contracts:
E-mini NASDAQ 100 Index, 186 contracts (USD)	December 2013	(11,757,916)	(11,937,480)	(179,564)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 179 contracts (AUD)	December 2013	19,131,557	19,640,389	508,832
Euro-BTP, 98 contracts (EUR)	December 2013	14,614,483	14,634,103	19,620
Long Gilt, 123 contracts (GBP)	December 2013	21,763,893	21,967,437	203,544
Net unrealized appreciation on futures contracts				$678,579

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	133	$1,119,052
Options written	—	—
Options terminated in closing purchase transactions	(133)	(1,119,052)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	—	$—

UBS Global Allocation Fund

Portfolio of investments – September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$277,927,564	$—	$—	$277,927,564
Mortgage & agency debt securities	—	902,654	—	902,654
US government obligations	—	23,859,198	—	23,859,198
Non-US government obligations	—	50,721,693	—	50,721,693
Investment companies	14,180,900	108,169,002	—	122,349,902
Rights	152,414	—	—	152,414
Warrant	255,335	—	—	255,335
Short-term investment	—	185,799,575	—	185,799,575
Options purchased	1,567,580	—	—	1,567,580
Investment of cash collateral from securities loaned	—	26,005,855	—	26,005,855
Forward foreign currency contracts, net	—	(5,601,221)	—	(5,601,221)
Futures contracts, net	678,579	—	—	678,579
Total	$294,762,372	$389,856,756	$—	$684,619,128

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2013, the value of these securities amounted to $455,175 or 0.07% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $7,615,642 or 1.12% of net assets.

5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13
UBS Cash Management Prime Relationship Fund	$177,549,105	$70,803,627	$62,553,157	$—	$—	$185,799,575	$47,944
UBS Private Money Market Fund LLC[a]	22,183,419	47,180,234	43,357,798	—	—	26,005,855	527
UBS Emerging Markets Equity Relationship Fund	51,518,582	—	6,500,000	3,235,227	(2,037,970)	46,215,839	—
UBS Global Corporate Bond Relationship Fund	—	13,625,000	—	—	203,333	13,828,333	—
UBS High Yield Relationship Fund	36,525,431	10,726,001	—	—	873,398	48,124,830	—
	$287,776,537	$142,334,862	$112,410,955	$3,235,227	$(961,239)	$319,974,432	$48,471

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Aerospace & defense	0.45%
Beverages	0.05
Biotechnology	0.63
Capital markets	0.28
Chemicals	0.24
Commercial banks	0.25
Commercial services & supplies	0.08
Communications equipment	0.11
Computers & peripherals	0.69
Consumer finance	0.13
Diversified financial services	0.46
Electric utilities	0.13
Electrical equipment	0.07
Energy equipment & services	0.72
Food products	0.45
Health care equipment & supplies	0.16
Health care providers & services	0.41
Hotels, restaurants & leisure	0.32
Household durables	0.05
Industrial conglomerates	0.44
Insurance	0.27
Internet & catalog retail	0.39
Internet software & services	0.43
IT services	0.41
Life sciences tools & services	0.05
Machinery	0.52
Media	0.52
Metals & mining	0.05
Multiline retail	0.23
Multi-utilities	0.13
Oil, gas & consumable fuels	0.38
Paper & forest products	0.09
Personal products	0.09
Pharmaceuticals	0.56
Real estate investment trust (REIT)	0.17
Real estate management & development	0.05
Road & rail	0.48
Semiconductors & semiconductor equipment	0.59
Software	0.78
Textiles, apparel & luxury goods	0.51
Tobacco	0.19
Wireless telecommunication services	0.22
Total common stocks	13.23%
Bonds
US government obligations	5.51
Non-US government obligations	9.81
Total bonds	15.32%
Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	2.51
UBS Emerging Markets Equity Relationship Fund	10.91
UBS Global Corporate Bond Relationship Fund	2.56
UBS High Yield Relationship Fund	8.92
UBS International Equity Relationship Fund	17.41
Total investment companies	42.31%
Short-term investment	21.61
Options purchased	0.30
Investment of cash collateral from securities loaned	0.88
Total investments	93.65%
Cash and other assets, less liabilities	6.35
Net assets	100.00%

1

Figures represent the direct investments of UBS Asset Growth Fund (formerly, UBS Global Frontier Fund) (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—13.23%
Canada—0.08%
Lululemon Athletica, Inc.*	332	$24,266

Israel—0.27%
Check Point Software Technologies Ltd.*	1,280	72,397
Teva Pharmaceutical Industries Ltd. ADR	430	16,245
Total Israel common stocks		88,642

Netherlands—0.08%
NXP Semiconductor NV*	730	27,163

Singapore—0.08%
Avago Technologies Ltd.	630	27,166

United Kingdom—0.04%
Liberty Global PLC, Class A*	178	14,125

United States—12.68%
3M Co.	380	45,376
Acorda Therapeutics, Inc.*	660	22,625
Adobe Systems, Inc.*	1,220	63,367
Alexion Pharmaceuticals, Inc.*	200	23,232
Allergan, Inc.	409	36,994
Alnylam Pharmaceuticals, Inc.*	280	17,923
Amazon.com, Inc.*	274	85,663
American Capital Agency Corp.	900	20,313
AMETEK, Inc.	479	22,044
Apple, Inc.	391	186,409
Atmel Corp.*	3,380	25,147
Baker Hughes, Inc.	1,220	59,902
Baxter International, Inc.	580	38,100
Biogen Idec, Inc.*	110	26,484
Bio-Rad Laboratories, Inc., Class A*	130	15,283
Bluebird Bio, Inc.*1	200	5,392
Boeing Co.	200	23,500
Broadcom Corp., Class A	1,670	43,437
Capital One Financial Corp.	320	21,997
Cardinal Health, Inc.	720	37,548
Catamaran Corp.*	440	20,218
Citigroup, Inc.	1,660	80,527
Coach, Inc.	370	20,176
Comcast Corp., Class A	1,460	65,919
Commercial Metals Co.	970	16,441
Concho Resources, Inc.*	219	23,829
Crown Castle International Corp.*	351	25,633
Cummins, Inc.	152	20,196
Danaher Corp.	1,456	100,930
Digital Realty Trust, Inc.	690	36,639
Discover Financial Services	406	20,519
Dollar General Corp.*	457	25,802
Dow Chemical Co.	1,470	56,448
eBay, Inc.*	756	42,177
Edison International	450	20,727
Eli Lilly & Co.	650	32,714
Envision Healthcare Holdings, Inc.*	750	19,522
EOG Resources, Inc.	277	46,891
Epizyme, Inc.*	200	8,026
Estee Lauder Cos., Inc., Class A	405	28,309
Facebook, Inc., Class A*	830	41,699
FMC Technologies, Inc.*	204	11,306
Freescale Semiconductor Ltd.*	650	10,822
General Dynamics Corp.	690	60,389
Gilead Sciences, Inc.*	1,203	75,596
Google, Inc., Class A*	68	59,562
Hain Celestial Group, Inc.*	174	13,419
Halliburton Co.	1,490	71,743
Hertz Global Holdings, Inc.*	3,260	72,242
Hess Corp.	720	55,685

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Hospira, Inc.*	985	$38,632
Illinois Tool Works, Inc.	990	75,507
Impax Laboratories, Inc.*	950	19,484
International Paper Co.	690	30,912
Intuitive Surgical, Inc.*	36	13,546
Invesco Ltd.	640	20,416
JC Penney Co., Inc.*1	2,000	17,640
JPMorgan Chase & Co.	1,400	72,366
Kellogg Co.	491	28,836
Las Vegas Sands Corp.	435	28,893
Lexicon Pharmaceuticals, Inc.*	6,050	14,338
Lincoln National Corp.	1,100	46,189
Macy’s, Inc.	760	32,885
MasterCard, Inc., Class A	41	27,584
McDermott International, Inc.*	4,230	31,429
MetLife, Inc.	750	35,212
Michael Kors Holdings Ltd.*	440	32,789
Micron Technology, Inc.*	2,010	35,115
Mohawk Industries, Inc.*	130	16,932
Mondelez International, Inc., Class A	3,350	105,257
Monster Beverage Corp.*	340	17,765
Morgan Stanley	2,620	70,609
NetApp, Inc.	980	41,768
NextEra Energy, Inc.	260	20,842
NII Holdings, Inc.*1	7,510	45,586
NIKE, Inc., Class B	462	33,560
Noble Corp.	1,080	40,792
Norfolk Southern Corp.	860	66,521
Parker Hannifin Corp.	690	75,017
PG&E Corp.	1,080	44,194
Philip Morris International, Inc.	740	64,077
Precision Castparts Corp.	160	36,358
Priceline.com, Inc.*	43	43,471
Progressive Corp.	330	8,986
QUALCOMM, Inc.	538	36,240
Quintiles Transnational Holdings, Inc.*	300	13,464
Ralph Lauren Corp.	354	58,314
Realogy Holdings Corp.*	389	16,735
Salesforce.com, Inc.*	684	35,506
Salix Pharmaceuticals Ltd.*	360	24,077
Schlumberger Ltd.	258	22,797
ServiceNow, Inc.*	267	13,871
ServiceSource International, Inc.*	4,240	51,219
Sherwin-Williams Co.	134	24,412
Skyworks Solutions, Inc.*	1,020	25,337
Starbucks Corp.	390	30,018
Symantec Corp.	1,880	46,530
Teradata Corp.*	448	24,837
Time Warner, Inc.	760	50,016
Union Pacific Corp.	134	20,816
United Technologies Corp.	278	29,974
UnitedHealth Group, Inc.	805	57,646
US Bancorp	1,220	44,628
Viacom, Inc., Class B	510	42,626
Visa, Inc., Class A	169	32,296
VMware, Inc., Class A*	322	26,050
Waste Management, Inc.	630	25,981
Wells Fargo & Co.	910	37,601
Yum! Brands, Inc.	650	46,403
Zoetis, Inc.	600	18,672
Total United States common stocks		4,194,416
Total common stocks (cost $3,631,578)		4,375,778

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

		Face amount	Value
Bonds—15.32%
US government obligations—5.51%
US Treasury Bonds,
2.750%, due 08/15/42	$95,000		$78,746
2.750%, due 11/15/42		150,000	124,149
6.625%, due 02/15/27		105,000	147,115
US Treasury Notes,
0.125%, due 12/31/14[1]		555,000	554,718
0.250%, due 11/30/14[1]		405,000	405,459
0.625%, due 04/30/18		25,000	24,301
0.750%, due 12/31/17[1]		75,000	73,728
0.875%, due 12/31/16[1]		360,000	361,238
2.500%, due 08/15/23		55,000	54,441
Total US government obligations (cost $1,836,277)			1,823,895

Non-US government obligations—9.81%
Australia—1.51%
Government of Australia,
5.750%, due 05/15/21	AUD	469,000	498,872

Belgium—0.49%
Kingdom of Belgium,
1.250%, due 06/22/18	EUR	120,000	161,952

Finland—0.96%
Government of Finland,
4.375%, due 07/04/19[2]		200,000	317,933

France—1.23%
Government of France,
0.250%, due 07/25/18[3]		118,729	164,512
3.750%, due 04/25/21		105,000	161,396
4.500%, due 04/25/41		50,000	81,086
			406,994
Germany—1.27%
Bundesobligation,
1.250%, due 10/14/16		70,000	97,399
Bundesrepublik Deutschland,
3.250%, due 07/04/21		170,000	263,033
4.000%, due 01/04/37		35,000	58,932
			419,364
Italy—1.94%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/16[3]		74,395	102,348
2.100%, due 09/15/21[3]		182,845	234,253
3.000%, due 04/15/15		100,000	137,947
4.250%, due 02/01/19		120,000	168,394
			642,942
Netherlands—0.50%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2]		120,000	164,527

Sweden—0.48%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	850,000	157,363

United Kingdom—1.43%
United Kingdom Gilts,
3.750%, due 09/07/21	GBP	220,000	394,267
4.750%, due 12/07/38		40,000	79,399
			473,666
Total Non-US government obligations (cost $3,167,704)			3,243,613
Total bonds (cost $5,003,981)			5,067,508

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Investment companies—42.31%
iShares JPMorgan USD Emerging Markets Bond Fund[1]	7,630	$831,670
UBS Emerging Markets Equity Relationship Fund*4	101,500	3,607,303
UBS Global Corporate Bond Relationship Fund*4	68,846	847,461
UBS High Yield Relationship Fund*4	91,785	2,950,014
UBS International Equity Relationship Fund*4	271,292	5,758,398
Total investment companies (cost $11,916,172)		13,994,846

Short-term investment—21.61%
Investment company—21.61%
UBS Cash Management Prime Relationship Fund[4] (cost $7,147,117)	7,147,117	7,147,117

	Number of contracts
Options purchased*—0.30%
Call options—0.30%
FTSE 100 Index, strike @ GBP 6,700.00, expires December 2013	49	42,836
S&P 500 Index, strike @ USD 1,700.00, expires December 2013	17	55,420
Total options purchased (cost $219,454)		98,256

	Shares
Investment of cash collateral from securities loaned—0.88%
UBS Private Money Market Fund LLC[4] (cost $291,798)	291,798	291,798
Total investments—93.65% (cost $28,210,100)		30,975,303
Cash and other assets, less liabilities—6.35%		2,099,083
Net assets—100.00%		$33,074,386

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,101,658
Gross unrealized depreciation	(336,455)
Net unrealized appreciation of investments	$2,765,203

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	545,000	SEK	5,621,719	12/04/13	$(8,429)
JPMCB	AUD	2,090,000	USD	1,858,162	12/04/13	(83,484)
JPMCB	BRL	460,000	USD	190,871	12/04/13	(13,685)
JPMCB	CAD	1,995,000	USD	1,894,783	12/04/13	(38,911)
JPMCB	CHF	1,165,000	USD	1,257,034	12/04/13	(31,854)
JPMCB	CNY	1,090,000	USD	176,472	12/04/13	(1,146)
JPMCB	EUR	195,000	USD	263,774	12/04/13	(76)
JPMCB	IDR	3,862,000,000	USD	323,857	12/04/13	(5,853)
JPMCB	INR	20,570,000	USD	295,033	12/04/13	(27,825)
JPMCB	JPY	19,700,000	USD	201,300	12/04/13	807
JPMCB	KRW	196,000,000	USD	175,602	12/04/13	(6,043)
JPMCB	NZD	4,270,000	USD	3,305,714	12/04/13	(225,261)
JPMCB	SEK	12,350,000	USD	1,880,365	12/04/13	(38,469)
JPMCB	THB	10,350,000	USD	316,785	12/04/13	(12,818)
JPMCB	USD	471,072	EUR	355,000	12/04/13	9,270
JPMCB	USD	511,914	GBP	330,000	12/04/13	22,069
JPMCB	USD	3,341,493	JPY	327,600,000	12/04/13	(7,418)
JPMCB	USD	819,012	MXN	10,960,000	12/04/13	13,904
JPMCB	USD	1,585,842	NOK	9,650,000	12/04/13	15,138
JPMCB	USD	173,795	NZD	210,000	12/04/13	(140)
JPMCB	USD	857,303	PHP	38,300,000	12/04/13	22,414
JPMCB	USD	891,172	PLN	2,895,000	12/04/13	32,357
JPMCB	USD	168,027	SEK	1,110,000	12/04/13	4,435
JPMCB	ZAR	2,280,000	USD	217,873	12/04/13	(7,116)
MSCI	AUD	875,000	USD	822,185	12/04/13	9,295
Net unrealized depreciation on forward foreign currency contracts						$(378,839)

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 2 contracts (USD)	December 2013	$280,227	$284,188	$3,961
10 Year US Treasury Notes, 11 contracts (USD)	December 2013	1,362,123	1,390,297	28,174
Index futures buy contracts:
Amsterdam Exchange Index, 5 contracts (EUR)	October 2013	512,920	507,454	(5,466)
DAX Index, 3 contracts (EUR)	December 2013	872,180	871,472	(708)
E-mini S&P 500 Index, 46 contracts (USD)	December 2013	3,889,749	3,850,890	(38,859)
EURO STOXX 50 Index, 58 contracts (EUR)	December 2013	2,257,286	2,259,016	1,730
FTSE 100 Index, 8 contracts (GBP)	December 2013	851,304	832,697	(18,607)
Hang Seng Index, 1 contracts (HKD)	October 2013	149,533	147,520	(2,013)
OMX Stockholm 30 Index, 15 contracts (SEK)	October 2013	297,837	294,144	(3,693)
S&P Toronto Stock Exchange 60 Index, 2 contracts (CAD)	December 2013	282,576	283,676	1,100
SPI 200 Index, 3 contracts (AUD)	December 2013	368,620	365,440	(3,180)
TOPIX Index, 20 contracts (JPY)	December 2013	2,405,980	2,434,508	28,528
Index futures sell contracts:
E-mini NASDAQ 100 Index, 9 contracts (USD)	December 2013	(568,931)	(577,620)	(8,689)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 11 contracts (AUD)	December 2013	1,175,682	1,206,951	31,269
Euro-BTP, 6 contracts (EUR)	December 2013	894,765	895,966	1,201
Long Gilt, 8 contracts (GBP)	December 2013	1,415,537	1,428,776	13,239
Net unrealized appreciation on futures contracts				$27,987

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	8	$67,311
Options written	—	—
Options terminated in closing purchase transactions	(8)	(67,311)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	—	$—

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$4,375,778	$—	$—	$4,375,778
US government obligations	—	1,823,895	—	1,823,895
Non-US government obligations	—	3,243,613	—	3,243,613
Investment companies	831,670	13,163,176	—	13,994,846
Short-term investment	—	7,147,117	—	7,147,117
Options purchased	98,256	—	—	98,256
Investment of cash collateral from securities loaned	—	291,798	—	291,798
Forward foreign currency contracts, net	—	(378,839)	—	(378,839)
Futures contracts, net	27,987	—	—	27,987
Total	$5,333,691	$25,290,760	$—	$30,624,451

At September 30, 2013, there were no transfers between Level 1 and Level 2.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – September 30, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2013.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $482,460 or 1.46% of net assets.

3

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

4	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13	09/30/13

UBS Cash Management Prime Relationship Fund	$8,739,483	$5,168,855	$6,761,221	$—	$—	$7,147,117	$1,974
UBS Private Money Market Fund LLC[a]	274,676	676,598	659,476	—	—	291,798	6
UBS Emerging Markets Equity Relationship Fund	4,625,410	—	1,150,000	63,981	67,912	3,607,303	—
UBS Global Corporate Relationship Fund	—	835,000	—	—	12,461	847,461	—
UBS High Yield Relationship Fund	2,457,795	435,000	—	—	57,219	2,950,014	—
UBS International Equity Relationship Fund	5,251,216	—	—	—	507,182	5,758,398	—
	$21,348,580	$7,115,453	$8,570,697	$63,981	$644,774	$20,602,091	$1,980

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2013

Common stocks
Capital markets	2.95%
Health care providers & services	0.00 [2]
Real estate investment trust (REIT)	4.48
Real estate management & development	1.53
Total common stocks	8.96%
Bonds
Commercial mortgage-backed securities	0.90
Mortgage & agency debt securities	7.44
US government obligations	4.76
Non-US government obligation	4.55
Total bonds	17.65%
Investment companies
HICL Infrastructure Co., Ltd.	2.92
iShares Select Dividend Fund	9.95
iShares Emerging Markets Local Currency Bond Fund	2.10
iShares iBoxx $ High Yield Corporate Bond Fund	22.23
iShares iBoxx Investment Grade Corporate Bond Fund	14.52
iShares JPMorgan USD Emerging Markets Bond Fund	2.09
iShares MSCI EAFE Index Fund	6.78
SPDR Barclays Short Term High Yield Bond ETF	4.09
WisdomTree Emerging Markets Equity Income Fund	4.96
Total investment companies	69.64%
Rights	0.00 [2]
Short-term investment	9.95
Total investments	106.20%
Liabilities, in excess of cash and other assets	(6.20)
Net assets	100.00%

1

Figures represent the direct investments of UBS Multi-Asset Income Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

2	Amount represents less than 0.005%.

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Common stocks—8.96%
Australia—0.42%
BWP Trust	2,029	$4,316
CFS Retail Property Trust Group	6,382	11,907
Charter Hall Retail REIT	955	3,350
Commonwealth Property Office Fund	8,829	9,390
Dexus Property Group	15,852	14,862
Federation Centres Ltd.	4,449	9,463
Goodman Group	5,380	24,493
GPT Group	4,990	16,200
Investa Office Fund	2,007	5,523
Mirvac Group	11,900	19,317
Stockland	7,402	26,723
Westfield Group	6,510	66,866
Westfield Retail Trust	9,376	25,978
Total Australia common stocks		238,388

Austria—0.01%
CA Immobilien Anlagen AG*	226	3,280
Conwert Immobilien Invest SE*	114	1,342
Total Austria common stocks		4,622

Belgium—0.02%
Aedifica	40	2,760
Befimmo	47	3,257
Cofinimmo	44	5,154
Total Belgium common stocks		11,171

Canada—0.23%
Allied Properties REIT	229	7,217
Artis REIT	368	5,077
Boardwalk REIT	131	7,327
Calloway REIT	315	7,447
Canadian Apartment Properties REIT	324	6,439
Canadian REIT	246	9,691
Chartwell Retirement Residencies	522	5,118
Cominar REIT	372	6,952
Crombie REIT	186	2,317
Dundee International REIT	200	1,827
Dundee REIT, Class A	330	9,304
Extendicare, Inc.	270	1,727
First Capital Realty, Inc.	183	3,008
Granite Real Estate, Inc.	200	7,174
H&R REIT	805	16,560
InnVest REIT	434	1,749
Killam Properties, Inc.	156	1,652
Morguard REIT	129	2,049
Northern Property REIT	132	3,547
NorthWest Healthcare Properties REIT	125	1,354
RioCan REIT	936	22,081
Total Canada common stocks		129,617

China—0.44%
Agile Property Holdings Ltd.	4,000	4,404
Champion REIT	8,000	3,651
Country Garden Holdings Co., Ltd.	11,540	7,380
Hang Lung Properties Ltd.	7,000	23,827
Henderson Land Development Co., Ltd.	3,789	23,398
Hongkong Land Holdings Ltd.	4,000	26,400
Hysan Development Co., Ltd.	2,030	9,043
Kerry Properties Ltd.	2,000	8,523
Link REIT	7,100	34,832
New World China Land Ltd.	8,000	4,023
New World Development Co., Ltd.	12,088	18,173
Shimao Property Holdings Ltd.	4,500	10,351

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Shui On Land Ltd.	11,666	$3,745
Sino Land Co., Ltd.	10,202	15,022
Soho China Ltd.	4,500	3,870
Swire Properties Ltd.	4,000	11,217
Wharf Holdings Ltd.	5,000	43,322
Total China common stocks		251,181

Finland—0.02%
Citycon Oyj	1,163	3,918
Sponda Oyj	1,054	5,447
Technopolis Oyj	270	1,782
Total Finland common stocks		11,147

France—0.21%
ANF Immobilier	48	1,406
Fonciere Des Regions	101	8,377
Gecina SA	58	7,417
ICADE	94	8,585
Klepierre	309	13,398
Mercialys SA	105	2,104
Societe de la Tour Eiffel	23	1,519
Unibail-Rodamco SE	305	75,674
Total France common stocks		118,480

Germany—0.07%
Alstria Office REIT-AG*	199	2,474
Deutsche Annington Immobilien SE*	160	4,113
Deutsche Euroshop AG	163	7,064
Deutsche Wohnen AG	508	9,089
DIC Asset AG	69	761
GSW Immobilien AG	161	7,073
Hamborner REIT AG	269	2,627
LEG Immobilien AG*	98	5,644
TAG Immobilien AG	306	3,797
Total Germany common stocks		42,642

Hong Kong—0.12%
Sun Hung Kai Properties Ltd.	5,000	68,013

Israel—0.00%[1]
Azrieli Group	100	3,175

Italy—0.00%[1]
Beni Stabili SpA	2,803	1,742

Japan—0.90%
Activia Properties, Inc.	1	8,658
Advance Residence Investment Corp.	4	9,335
Aeon Mall Co., Ltd.	360	10,672
Daiwahouse Residential Investment Corp.	1	4,344
Frontier Real Estate Investment Corp.	1	10,306
GLP J-REIT	5	5,580
Hulic Co., Ltd.	1,000	14,935
Japan Excellent, Inc.	1	6,501
Japan Prime Realty Investment Corp.	3	10,529
Japan Real Estate Investment Corp.	2	23,358
Japan Retail Fund Investment Corp.	7	14,399
Kenedix Realty Investment Corp.	1	4,914
Mitsubishi Estate Co., Ltd.	4,000	117,849
Mitsui Fudosan Co., Ltd.	3,000	100,565
Mori Hills REIT Investment Corp.	1	6,908
Mori Trust Sogo Reit, Inc.	1	9,553
Nippon Accommodations Fund, Inc.	1	7,315
Nippon Building Fund, Inc.	2	24,823
Nippon Prologis REIT, Inc.	1	9,980
Nomura Real Estate Holdings, Inc.	400	9,828
Nomura Real Estate Master Fund, Inc.	5	5,087
Nomura Real Estate Office Fund, Inc.	1	5,138

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Japan—(concluded)
NTT Urban Development Corp.	300	$3,928
Orix JREIT, Inc.	5	6,353
Premier Investment Corp.	1	4,558
Sumitomo Realty & Development Co., Ltd.	1,000	47,357
Tokyo Tatemono Co., Ltd.	1,000	9,136
Tokyu REIT, Inc.	1	6,348
Top REIT, Inc.	1	5,031
United Urban Investment Corp.	7	10,682
Total Japan common stocks		513,970

Luxembourg—0.01%
GAGFAH SA*	456	5,946

Netherlands—0.04%
Corio NV	198	8,530
Eurocommercial Properties NV	99	4,009
Nieuwe Steen Investments NV	119	841
Vastned Retail NV	70	2,979
Wereldhave NV	61	4,425
Total Netherlands common stocks		20,784

New Zealand—0.01%
Kiwi Income Property Trust	4,879	4,397

Norway—0.01%
Norwegian Property ASA	2,619	3,463

Singapore—0.26%
Ascendas REIT	7,000	12,722
CapitaCommercial Trust	7,000	8,091
CapitaLand Ltd.	8,000	19,704
CapitaMall Trust	10,000	15,623
CapitaMalls Asia Ltd.	4,000	6,233
CDL Hospitality Trusts	2,000	2,599
City Developments Ltd.	2,000	16,341
Global Logistic Properties Ltd.	10,000	23,036
Keppel Land Ltd.	2,000	5,643
Keppel REIT	4,000	3,922
Mapletree Commercial Trust	5,000	4,842
Mapletree Industrial Trust	4,112	4,425
Mapletree Logistics Trust	6,000	5,117
Suntec REIT	7,000	9,123
UOL Group Ltd.	2,000	9,804
Wing Tai Holdings Ltd.	1,550	2,533
Yanlord Land Group Ltd.	2,000	1,953
Total Singapore common stocks		151,711

Sweden—0.06%
Castellum AB	569	8,114
Fabege AB	365	4,032
Fastighets AB Balder*	366	2,990
Hufvudstaden AB, Class A	306	3,895
Klovern AB	633	2,758
Kungsleden AB	503	3,358
Wallenstam AB, Class B	316	4,327
Wihlborgs Fastigheter AB	238	3,824
Total Sweden common stocks		33,298

Switzerland—0.05%
Allreal Holding AG*	25	3,475
Mobimo Holding AG*	15	3,136
PSP Swiss Property AG*	125	10,850
Swiss Prime Site AG*	177	13,691
Total Switzerland common stocks		31,152

United Kingdom—3.28%
Big Yellow Group PLC	397	2,828
British Land Co., PLC	3,156	29,506
Capital & Counties Properties PLC	1,852	10,044

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Daejan Holdings PLC	16	$1,014
Derwent London PLC	260	9,971
Development Securities PLC	729	2,331
F&C Commercial Property Trust Ltd.	1,939	3,610
Grainger PLC	1,328	3,758
Great Portland Estates PLC	1,049	9,153
Hammerson PLC	2,258	18,314
Hansteen Holdings PLC	2,361	3,784
Helical Bar PLC	506	2,433
Intu Properties PLC	1,974	10,261
John Laing Infrastructure Fund Ltd.	929,000	1,684,433
Land Securities Group PLC	2,417	35,959
Londonmetric Property PLC	1,954	3,796
Medicx Fund Ltd.	1,230	1,593
Mucklow A & J Group PLC	263	1,929
Picton Property Income Ltd.	1,958	1,625
Primary Health Properties PLC	442	2,347
Quintain Estates & Development PLC*	2,071	2,833
Safestore Holdings PLC	620	1,345
Schroder REIT	896	675
Segro PLC	2,186	10,971
Shaftesbury PLC	726	6,934
ST Modwen Properties PLC	530	2,608
UK Commercial Property Trust Ltd.	1,288	1,564
Unite Group PLC	500	3,197
Workspace Group PLC	288	2,117
Total United Kingdom common stocks		1,870,933

United States—2.80%
Acadia Realty Trust	156	3,850
Agree Realty Corp.	77	2,324
Alexandria Real Estate Equities, Inc.	234	14,941
American Assets Trust, Inc.	124	3,783
American Campus Communities, Inc.	329	11,235
American Realty Capital Properties, Inc.	500	6,100
Apartment Investment & Management Co., Class A	452	12,629
Ashford Hospitality Trust, Inc.	177	2,184
Associated Estates Realty Corp.	146	2,177
AvalonBay Communities, Inc.	419	53,251
BioMed Realty Trust, Inc.	605	11,247
Boston Properties, Inc.	492	52,595
Brandywine Realty Trust	465	6,129
BRE Properties, Inc.	248	12,589
Brookfield Office Properties, Inc.	768	14,718
Camden Property Trust	278	17,080
Campus Crest Communities, Inc.	235	2,538
CapLease, Inc.	262	2,224
CBL & Associates Properties, Inc.	520	9,932
Cedar Realty Trust, Inc.	258	1,336
Chambers Street Properties	800	7,024
Chesapeake Lodging Trust	165	3,884
Cole Real Estate Investment, Inc.	1,450	17,777
Colonial Properties Trust	249	5,600
CommonWealth REIT	378	8,282
Corporate Office Properties Trust	254	5,867
Cousins Properties, Inc.	601	6,184
CubeSmart	412	7,350
DCT Industrial Trust, Inc.	975	7,010
DDR Corp.	787	12,364
DiamondRock Hospitality Co.	629	6,711

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
United States—(concluded)
Digital Realty Trust, Inc.	415	$22,037
Douglas Emmett, Inc.	422	9,904
Duke Realty Corp.	1,036	15,996
DuPont Fabros Technology, Inc.	200	5,154
EastGroup Properties, Inc.	106	6,276
Education Realty Trust, Inc.	356	3,240
EPR Properties	152	7,409
Equity Lifestyle Properties, Inc.	248	8,474
Equity One, Inc.	204	4,459
Equity Residential	1,150	61,606
Essex Property Trust, Inc.	128	18,906
Excel Trust, Inc.	200	2,400
Extra Space Storage, Inc.	326	14,915
Federal Realty Investment Trust	215	21,812
FelCor Lodging Trust, Inc.*	394	2,427
First Industrial Realty Trust, Inc.	312	5,076
First Potomac Realty Trust	200	2,514
Forest City Enterprises, Inc., Class A*	407	7,709
Franklin Street Properties Corp.	276	3,516
General Growth Properties, Inc.	1,770	34,143
Getty Realty Corp.	134	2,604
Glimcher Realty Trust	416	4,056
Government Properties Income Trust	185	4,427
HCP, Inc.	1,466	60,033
Health Care REIT, Inc.	919	57,327
Healthcare Realty Trust, Inc.	276	6,378
Hersha Hospitality Trust	487	2,722
Highwoods Properties, Inc.	254	8,969
Home Properties, Inc.	168	9,702
Hospitality Properties Trust	447	12,650
Host Hotels & Resorts, Inc.	2,408	42,549
Hudson Pacific Properties, Inc.	220	4,279
Inland Real Estate Corp.	256	2,619
Investors Real Estate Trust	325	2,681
Kilroy Realty Corp.	249	12,438
Kimco Realty Corp.	1,305	26,335
Kite Realty Group Trust	236	1,400
LaSalle Hotel Properties	298	8,499
Lexington Realty Trust	691	7,760
Liberty Property Trust	478	17,017
LTC Properties, Inc.	121	4,596
Macerich Co.	442	24,947
Mack-Cali Realty Corp.	276	6,055
Medical Properties Trust, Inc.	461	5,610
Mid-America Apartment Communities, Inc.	134	8,375
National Health Investors, Inc.	90	5,120
National Retail Properties, Inc.	362	11,519
Omega Healthcare Investors, Inc.	363	10,843
Parkway Properties, Inc.	140	2,488
Pebblebrook Hotel Trust	205	5,886
Pennsylvania REIT	162	3,029
Piedmont Office Realty Trust, Inc., Class A	524	9,097
Post Properties, Inc.	171	7,698
Prologis, Inc.	1,613	60,681
PS Business Parks, Inc.	66	4,925
Public Storage	464	74,495
Ramco-Gershenson Properties Trust	165	2,543
Realty Income Corp.	630	25,043
Regency Centers Corp.	295	14,263
Retail Opportunity Investments Corp.	177	2,446
RLJ Lodging Trust	378	8,879

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Shares	Value
Rouse Properties, Inc.	111	$2,284
Sabra Health Care REIT, Inc.	134	3,083
Saul Centers, Inc.	64	2,960
Senior Housing Properties Trust	577	13,467
Silver Bay Realty Trust Corp.	100	1,566
Simon Property Group, Inc.	993	147,192
SL Green Realty Corp.	299	26,563
Sovran Self Storage, Inc.	111	8,400
Spirit Realty Capital, Inc.	1,161	10,658
STAG Industrial, Inc.	150	3,018
Strategic Hotels & Resorts, Inc.*	519	4,505
Sun Communities, Inc.	123	5,242
Sunstone Hotel Investors, Inc.	504	6,421
Tanger Factory Outlet Centers	298	9,730
Taubman Centers, Inc.	203	13,664
UDR, Inc.	804	19,055
Universal Health Realty Income Trust	56	2,345
Urstadt Biddle Properties, Inc., Class A	151	3,002
Ventas, Inc.	948	58,302
Vornado Realty Trust	541	45,476
Washington REIT	212	5,357
Weingarten Realty Investors	338	9,914
Winthrop Realty Trust	116	1,293
WP Carey, Inc.	161	10,417
Total United States common stocks		1,595,785

Venezuela—0.00%[1]
Warehouses De Pauw SCA	36	2,523
Total common stocks (cost $4,951,276)		5,114,140

	Face amount
Bonds—17.65%
Commercial mortgage-backed securities—0.90%
United States—0.90%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
6.001%, due 02/10/51[2]	$100,000	109,509
Boca Hotel Portfolio Trust 2013-BOCA,
Series 2013-BOCA, Class C,
2.332%, due 08/15/26[2,3]	100,000	100,002
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
6.002%, due 06/15/49[2]	100,000	112,475
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.993%, due 08/12/45[2,3]	175,000	191,976
Total commercial mortgage-backed securities (cost $500,855)		513,962

Mortgage & agency debt securities—7.44%
United States—7.44%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
#G05132, 5.000%, due 12/01/38	24,652	26,524

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount	Value
United States—(concluded)
Federal Home Loan Mortgage Corp. REMICS, IO,[4]
3.000%, due 05/15/27	$148,273	$18,479
3.500%, due 10/15/42	1,095,125	249,418
Federal National Mortgage Association Pools,[4]
2.500%, due 10/25/28	175,000	175,984
3.500%, due 11/25/28	275,000	289,223
5.000%, due 10/25/43	125,000	135,547
5.000%, due 11/25/43	150,000	162,234
#AP1589, 3.000%, due 08/01/27	225,859	234,119
#AB6198, 3.000%, due 09/01/27	85,978	89,122
Federal National Mortgage Association REMICS, IO,[4]
Series 2013-15, Class IO,
2.500%, due 03/25/28	2,331,977	263,912
Series 2013-87, Class IW,
2.500%, due 06/25/28	2,009,768	227,077
Series 2013-64, Class LI,
3.000%, due 06/25/33	1,547,723	251,647
Series 2012-146, Class IO,
3.500%, due 01/25/43	621,145	147,835
Series 2012-146, Class LI,
4.500%, due 10/25/41	652,992	132,851
Government National Mortgage Association Pools,
#G2 779424, 4.000%, due 06/20/42	338,429	358,881
#732230, 4.500%, due 03/15/40	301,499	325,042
#747264, 4.500%, due 09/15/40	254,933	274,729
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	998,471	200,829
Series 2012-26, Class GI,
3.500%, due 02/20/27	933,599	120,341
Series 2012-16, Class AI,
3.500%, due 10/20/38	1,200,426	151,014
Series 2012-143, Class IB,
3.500%, due 12/20/39	818,607	123,535
Series 2013-53, Class OI,
3.500%, due 04/20/43	1,357,338	286,993
Total mortgage & agency debt securities (cost $4,256,086)		4,245,336

US government obligations—4.76%
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 04/15/29[5]	425,000	865,665
US Treasury Inflation Indexed Notes (TIPS),
2.000%, due 01/15/16[5]	810,000	1,019,532
2.625%, due 07/15/17[5]	650,000	831,282
Total US government obligations (cost $2,785,516)		2,716,479

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

	Face amount		Value
Non-US government obligation—4.55%
Italy—4.55%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17[3,5] (cost $2,488,779)	EUR	1,908,385	$2,598,850
Total bonds (cost $10,031,236)			10,074,627

	Shares
Investment companies—69.64%
HICL Infrastructure Co., Ltd.	792,943		1,667,520
iShares Select Dividend Fund	85,628		5,680,562
iShares Emerging Markets Local Currency Bond Fund	23,965		1,196,129
iShares iBoxx $ High Yield Corporate Bond Fund	138,571		12,687,561
iShares iBoxx Investment Grade Corporate Bond Fund	72,968		8,283,327
iShares JPMorgan USD Emerging Markets Bond Fund	10,953		1,193,877
iShares MSCI EAFE Index Fund	60,640		3,868,226
SPDR Barclays Short Term High Yield Bond ETF	76,331		2,331,149
WisdomTree Emerging Markets Equity Income Fund	54,760		2,830,544
Total investment companies (cost $39,939,937)			39,738,895

	Number of rights
Rights—0.00%[1]
China—0.00%[1]
New World Development Co., Ltd.*, expires 12/31/49	388		0

United Kingdom—0.00%[1]
Medicx Fund Ltd.*, expires 10/18/13	205		17
Total rights (cost $0)			17

	Shares
Short-term investment—9.95%
Investment company—9.95%
UBS Cash Management Prime Relationship Fund[6] (cost $5,675,385)	5,675,385		5,675,385
Total investments—106.20% (cost $60,597,834)			60,603,064
Liabilities, in excess of cash and other assets: (6.20)%			(3,536,889)
Net assets: 100.00%			$57,066,175

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,067,142
Gross unrealized depreciation	(1,061,912)
Net unrealized appreciation of investments	$5,230

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	550,800	USD	490,824	10/08/13	$(22,811)
JPMCB	CAD	131,900	USD	125,458	10/08/13	(2,575)
JPMCB	CHF	283,900	USD	305,974	10/08/13	(7,966)
JPMCB	EUR	2,828,500	USD	3,751,623	10/08/13	(74,961)
JPMCB	GBP	2,838,700	USD	4,404,218	10/08/13	(191,123)
JPMCB	HKD	2,642,700	USD	340,778	10/08/13	41
JPMCB	JPY	121,052,600	USD	1,232,742	10/08/13	1,176
JPMCB	SGD	262,700	USD	205,903	10/08/13	(3,496)
JPMCB	USD	58,975	GBP	36,800	10/08/13	598
Net unrealized depreciation on forward foreign currency contracts						$(301,117)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 34 contracts (USD)	December 2013	$4,221,887	$4,297,281	$75,394
US Treasury futures sell contracts:
US Ultra Bond Futures, 10 contracts (USD)	December 2013	(1,421,550)	(1,420,937)	613
5 Year US Treasury Notes, 48 contracts (USD)	December 2013	(5,742,362)	(5,810,250)	(67,888)
Net unrealized appreciation on futures contracts				$8,119

Options written

Call Options*	Expiration date	Premiums received	Value
MSCI EAFE PR Index, USD 3,743,359 contracts, strike @ USD 1,880.10	October 2013	$9,358	$(13,194)

Written options activity for the period ended September 30, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	3,640,473	$21,013
Options written	7,383,233	18,807
Options terminated in closing purchase transactions	(7,280,347)	(30,462)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2013	3,743,359	$9,358

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$5,114,140	$—	$—	$5,114,140
Commercial mortgage-backed securities	—	513,962	—	513,962
Mortgage & agency debt securities	—	3,973,981	271,355	4,245,336
US government obligations	—	2,716,479	—	2,716,479
Non-US government obligation	—	2,598,850	—	2,598,850
Investment companies	39,738,895	—	—	39,738,895
Rights	—	17	—	17
Short-term investment	—	5,675,385	—	5,675,385
Forward foreign currency contracts, net	—	(301,117)	—	(301,117)
Futures contracts, net	8,119	—	—	8,119
Options written	—	(13,194)	—	(13,194)
Total	$44,861,154	$15,164,363	$271,355	$60,296,872

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Mortgage & agency debt securities
Assets
Beginning balance	$290,343
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(18,499)
Total realized gain	—
Change in net unrealized appreciation/depreciation	(489)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$271,355

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2013 was $(489).

Portfolio footnotes

*	Non-income producing security.
1	Amount represents less than 0.005%.
2	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2013 and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $2,890,828 or 5.07% of net assets.

4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2013	9/30/2013	9/30/2013	9/30/2013	9/30/2013
UBS Cash Management Prime Relationship Fund	$6,120,598	$6,828,636	$7,273,849	$5,675,385	$1,586

Portfolio acronyms
ADR	American depositary receipt
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CDI	Certificate of Interbank Deposits
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification — depositary certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Co.
GDP	Gross Domestic Product
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
IO

Interest only—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydown. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SDR	Special Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
GHS	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
VND	Vietnamese Dong
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value seperately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”),”Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2013.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 27, 2013